UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

April 30, 2015

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	23
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund (the Fund) Class A shares returned 0.91% excluding sales charges for the six-month period that ended April 30, 2015. Class Z shares of the Fund returned 0.94% for the same time period.

■  The Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index returned 0.91% for the same six months.

Average Annual Total Returns (%) (for period ended April 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	12/09/02
Excluding sales charges		0.91	3.27	3.48	3.59
Including sales charges		-2.12	0.16	2.85	3.28
Class B	12/09/02
Excluding sales charges		0.44	2.50	2.69	2.82
Including sales charges		-2.54	-0.50	2.69	2.82
Class C	12/09/02
Excluding sales charges		0.68	2.81	3.05	3.18
Including sales charges		-0.31	1.81	3.05	3.18
Class R4*	03/19/13	0.94	3.53	3.73	3.85
Class T	06/26/00
Excluding sales charges		0.86	3.38	3.58	3.70
Including sales charges		-3.93	-1.49	2.57	3.20
Class Z	06/14/93	0.94	3.53	3.73	3.85
Barclays 3-15 Year Blend Municipal Bond Index		0.91	3.76	4.35	4.54

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%.The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at April 30, 2015)
AAA rating	5.8
AA rating	52.7
A rating	25.3
BBB rating	11.9
BB rating	1.5
Not rated	2.8
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Semiannual Report 2015
3

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2014 – April 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,009.10	1,020.78	4.03	4.06	0.81
Class B	1,000.00	1,000.00	1,004.40	1,017.06	7.75	7.80	1.56
Class C	1,000.00	1,000.00	1,006.80	1,018.55	6.27	6.31	1.26
Class R4	1,000.00	1,000.00	1,009.40	1,022.02	2.79	2.81	0.56
Class T	1,000.00	1,000.00	1,008.60	1,021.27	3.54	3.56	0.71
Class Z	1,000.00	1,000.00	1,009.40	1,022.02	2.79	2.81	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 3.0%
Massachusetts Port Authority Refunding Revenue Bonds Passenger Facility Charge Series 2007D (AGM) 07/01/17	5.000%	3,000,000	3,271,110
Series 2014C 07/01/31	5.000%	1,900,000	2,195,982
Revenue Bonds Series 2005C (AMBAC) 07/01/22	5.000%	3,500,000	3,528,490
Total			8,995,582
ASSISTED LIVING 0.6%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage-VOA Concord Series 2007 11/01/17	5.000%	320,000	328,931
11/01/27	5.125%	1,500,000	1,507,680
Total			1,836,611
HIGHER EDUCATION 17.0%
Massachusetts Development Finance Agency Refunding Revenue Bonds Tufts University Series 2015Q 08/15/30	5.000%	1,000,000	1,172,050
Revenue Bonds Boston College Series 2007P 07/01/20	5.000%	3,260,000	3,563,669
Brandeis University Series 2010O-2 10/01/24	5.000%	5,000,000	5,716,050
Emerson College Series 2006A 01/01/20	5.000%	870,000	924,619
01/01/21	5.000%	2,500,000	2,656,950
01/01/23	5.000%	1,000,000	1,060,720
Massachusetts College-Pharmacy & Allied Health Series 2013
07/01/25	5.000%	675,000	795,164
Merrimack College Series 2012A 07/01/27	5.000%	1,075,000	1,154,539
Mount Holyoke College Series 2008
07/01/23	5.000%	1,285,000	1,430,706
Simmons College Series 2013J 10/01/24	5.250%	500,000	575,410
10/01/25	5.500%	450,000	526,212

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wheelock College Series 2007C 10/01/17	5.000%	740,000	780,197
Worcester Polytechnic Institute Series 2007 (NPFGC) 09/01/22	5.000%	1,710,000	1,860,719
Massachusetts Health & Educational Facilities Authority Revenue Bonds Berklee College of Music Series 2007A 10/01/32	5.000%	2,440,000	2,651,865
Boston College Series 2008M-1 06/01/24	5.500%	3,000,000	3,766,950
Massachusetts Institute of Technology Series 2002K 07/01/17	5.375%	2,275,000	2,507,209
07/01/22	5.500%	1,000,000	1,257,010
Series 2004M 07/01/19	5.250%	610,000	710,168
Northeastern University Series 2008T-1 10/01/28	5.000%	1,750,000	2,000,285
Series 2008T-2 10/01/29	5.000%	4,045,000	4,593,866
Simmons College Series 2009I 10/01/18	6.750%	1,365,000	1,595,985
Suffolk University Series 2009A 07/01/24	6.000%	2,100,000	2,446,710
Tufts University Series 2002J 08/15/16	5.500%	1,500,000	1,598,160
Series 2008 08/15/17	5.000%	1,145,000	1,254,474
Massachusetts State College Building Authority Revenue Bonds Series 2012A 05/01/29	5.000%	3,000,000	3,462,390
Total			50,062,077
HOSPITAL 12.8%
Massachusetts Development Finance Agency Refunding Revenue Bonds Partners Healthcare System Series 2015 07/01/32	5.000%	2,795,000	3,202,539
Revenue Bonds Baystate Medical Center Series 2014N 07/01/28	5.000%	1,000,000	1,143,300
07/01/34	5.000%	1,500,000	1,677,615
Berkshire Health System Series 2012G 10/01/26	5.000%	1,200,000	1,344,180

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Children's Hospital Series 2014P 10/01/31	5.000%	1,200,000	1,381,812
Milford Regional Medical Center Series 2014F 07/15/26	5.000%	315,000	337,349
Southcoast Health System Obligation Group Series 2013 07/01/27	5.000%	1,050,000	1,206,041
UMASS Memorial Health Care Obligation Series 2011H 07/01/26	5.125%	2,000,000	2,219,260
Unrefunded Revenue Bonds Boston Medical Center Series 2012 07/01/27	5.250%	1,850,000	2,082,360
Partners HealthCare System Series 2005 07/01/17	5.000%	250,000	252,015
Massachusetts Health & Educational Facilities Authority Revenue Bonds Caregroup, Inc. Series 1998B-2 (NPFGC) 02/01/27	5.375%	1,585,000	1,769,082
Series 2004D (NPFGC) 07/01/22	5.250%	1,000,000	1,114,190
Series 2008E-2 07/01/19	5.375%	4,675,000	5,285,789
Massachusetts Eye & Ear Infirmary Series 2010C 07/01/17	5.000%	1,425,000	1,520,931
Milford Regional Medical Center Series 2007E 07/15/17	5.000%	1,050,000	1,117,452
07/15/22	5.000%	1,500,000	1,575,405
Milton Hospital Series 2005D 07/01/30	5.250%	2,150,000	2,153,934
Partners Healthcare Series 2010J-2 07/01/22	5.000%	5,000,000	5,704,550
Partners Healthcare System Series 2007G 07/01/18	5.000%	2,575,000	2,812,209
Total			37,900,013
HUMAN SERVICE PROVIDER 0.5%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005 01/01/20	5.500%	1,355,000	1,357,642

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
JOINT POWER AUTHORITY 4.4%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1 07/01/24	5.250%	3,785,000	4,336,134
07/01/25	5.000%	2,000,000	2,269,020
Massachusetts Clean Energy Cooperative Corp. Revenue Bonds Municipal Lighting Plant Cooperative Series 2013 07/01/27	5.000%	2,720,000	3,181,258
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project No. 6 Series 2011 07/01/19	5.000%	2,760,000	3,158,599
Total			12,945,011
LOCAL GENERAL OBLIGATION 1.9%
City of Fall River Limited General Obligation Refunding Bonds State Qualified Series 2012 03/01/21	4.000%	335,000	377,116
City of Lawrence Limited General Obligation Refunding Bonds State Qualified Series 2006 (AGM) 02/01/18	5.000%	1,500,000	1,606,230
City of Springfield Unrefunded Limited General Obligation Bonds State Qualified Series 2007 (AGM) 08/01/21	4.500%	1,695,000	1,799,463
Town of Braintree Limited General Obligation Refunding Bonds Series 2015 05/15/27	5.000%	1,000,000	1,233,690
05/15/28	5.000%	600,000	736,848
Total			5,753,347
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(a) 10/01/24	5.000%	630,000	746,348

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
OTHER BOND ISSUE 3.5%
Boston Housing Authority Revenue Bonds Capital Fund Program Series 2008 (AGM) 04/01/20	5.000%	2,135,000	2,367,267
04/01/23	5.000%	1,865,000	2,065,618
04/01/24	5.000%	3,260,000	3,606,733
Martha's Vineyard Land Bank Refunding Revenue Bonds Green Bonds Series 2014 05/01/29	5.000%	1,000,000	1,150,910
Massachusetts Development Finance Agency Revenue Bonds Broad Institute Series 2011A 04/01/23	5.250%	1,000,000	1,192,750
Total			10,383,278
OTHER REVENUE 0.4%
Martha's Vineyard Land Bank Refunding Revenue Bonds Green Bonds Series 2014 05/01/31	5.000%	1,000,000	1,144,730
POOL / BOND BANK 3.0%
Massachusetts Clean Water Trust (The) Refunding Revenue Bonds Pool Program Series 2006 08/01/20	5.250%	3,000,000	3,585,540
Revenue Bonds Pool Program Series 2005-11 08/01/19	5.250%	4,465,000	5,203,690
Total			8,789,230
PREP SCHOOL 1.9%
Massachusetts Development Finance Agency Revenue Bonds Foxborough Regional Charter School Series 2010A 07/01/30	6.375%	2,955,000	3,257,887
Noble & Greenough School Series 2011 04/01/21	4.000%	1,500,000	1,681,845
Park School Series 2012 09/01/20	5.000%	150,000	172,389
09/01/21	5.000%	330,000	383,368
Total			5,495,489

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
REFUNDED / ESCROWED 9.9%
City of Springfield Prerefunded 02/01/17 Limited General Obligation Bonds State Qualified Series 2007 (AGM) 08/01/21	4.500%	305,000	325,917
Massachusetts Development Finance Agency Prerefunded 07/01/22 Revenue Bonds Boston Medical Center Series 2012 07/01/27	5.250%	1,845,000	2,269,258
Massachusetts Development Finance Agency(b) Prerefunded 05/01/19 Revenue Bonds Dominion Energy Brayton 1 Series 2009 12/01/42	5.750%	3,460,000	4,075,465
Prerefunded 09/01/16 Revenue Bonds Dominion Energy Brayton Series 2010A 12/01/41	2.250%	2,260,000	2,313,449
Massachusetts School Building Authority Prerefunded 08/15/15 Revenue Bonds Series 2005A (AGM) 08/15/26	5.000%	5,000,000	5,070,300
Massachusetts State College Building Authority Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC)(c) 05/01/28	0.000%	4,000,000	2,811,520
Massachusetts Water Pollution Abatement Trust (The) Prerefunded 08/01/19 Revenue Bonds State Revolving Fund Series 2009-14 08/01/24	5.000%	3,100,000	3,580,159
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM)(a) 07/01/22	5.250%	1,075,000	1,327,077
University of Massachusetts Building Authority Prerefunded 05/01/18 Revenue Bonds Senior Series 2008-2 (AGM) 05/01/21	5.000%	1,510,000	1,690,626
Prerefunded 05/01/19 Revenue Bonds Senior Series 2009-1 05/01/23	5.000%	5,000,000	5,741,100
Total			29,204,871

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
RETIREMENT COMMUNITIES 0.4%
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007 10/01/17	5.000%	650,000	682,279
10/01/18	5.000%	515,000	538,118
Total			1,220,397
SPECIAL NON PROPERTY TAX 10.0%
Commonwealth of Massachusetts Revenue Bonds Series 2004 (NPFGC) 01/01/19	5.250%	750,000	850,605
Massachusetts Bay Transportation Authority Revenue Bonds Senior Series 2003A 07/01/17	5.250%	1,000,000	1,099,150
07/01/19	5.250%	625,000	729,019
Senior Series 2004C 07/01/18	5.250%	1,000,000	1,135,270
Senior Series 2005B (NPFGC) 07/01/23	5.500%	2,890,000	3,663,826
Senior Series 2006A 07/01/22	5.250%	3,500,000	4,318,020
Senior Series 2008B 07/01/23	5.000%	910,000	1,117,134
Massachusetts School Building Authority Revenue Bonds Senior Series 2011B 10/15/27	5.000%	4,000,000	4,699,120
Series 2007A (AMBAC) 08/15/18	5.000%	5,000,000	5,501,750
Territory of Guam Revenue Bonds Series 2011A(a) 01/01/31	5.000%	950,000	1,047,128
Virgin Islands Public Finance Authority(a) Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012A 10/01/22	4.000%	2,000,000	2,093,260
Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A 10/01/25	5.000%	2,755,000	3,099,017
Total			29,353,299

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SPECIAL PROPERTY TAX 1.6%
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011 07/01/25	5.000%	3,210,000	3,766,293
07/01/27	5.000%	775,000	897,845
Total			4,664,138
STATE APPROPRIATED 0.9%
Massachusetts Development Finance Agency Revenue Bonds Visual & Performing Arts Project Series 2000 08/01/17	6.000%	540,000	600,815
08/01/21	6.000%	1,750,000	2,049,845
Total			2,650,660
STATE GENERAL OBLIGATION 14.6%
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan Series 2002D (AMBAC/TCRS/BNY) 08/01/18	5.500%	3,500,000	3,999,485
Series 2008A 08/01/16	5.000%	1,000,000	1,058,060
Limited General Obligation Refunding Bonds Series 2003D 10/01/17	5.500%	5,000,000	5,565,750
Series 2003D (AMBAC) 10/01/19	5.500%	5,000,000	5,903,700
Series 2003D (NPFGC) 10/01/20	5.500%	2,500,000	3,021,850
Series 2004B 08/01/20	5.250%	3,000,000	3,574,650
Series 2006B (AGM) 09/01/22	5.250%	4,000,000	4,931,920
Unlimited General Obligation Refunding Bonds Series 2003D (AGM) 10/01/19	5.500%	3,500,000	4,132,590
Series 2004C (AMBAC) 12/01/24	5.500%	5,000,000	6,436,000
Series 2004C (NPFGC) 12/01/19	5.500%	3,795,000	4,499,808
Total			43,123,813
STUDENT LOAN 2.6%
Massachusetts Educational Financing Authority Revenue Bonds Issue I Series 2010A 01/01/22	5.500%	4,625,000	5,254,601
Series 2009I 01/01/18	5.125%	2,360,000	2,502,993
Total			7,757,594

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TURNPIKE / BRIDGE / TOLL ROAD 1.7%
Massachusetts Department of Transportation Revenue Bonds Senior Series 2010B 01/01/22	5.000%	2,180,000	2,468,043
01/01/32	5.000%	2,400,000	2,680,752
Total			5,148,795
WATER & SEWER 7.2%
Massachusetts Water Resources Authority Refunding Revenue Bonds General Series 2005A (NPFGC/TCRS) 08/01/17	5.250%	6,000,000	6,611,640
Series 2007B (AGM/TCRS) 08/01/23	5.250%	5,500,000	6,890,785
Series 2012B 08/01/28	5.000%	5,000,000	5,779,400
Revenue Bonds General Series 2002J (AGM/TCRS) 08/01/18	5.250%	1,000,000	1,137,210
Springfield Water & Sewer Commission Refunding Revenue Bonds General Series 2012C 07/15/26	5.000%	365,000	438,737
Series 2014C 07/15/24	5.000%	260,000	319,124
Total			21,176,896
Total Municipal Bonds (Cost: $266,046,856)			289,709,821

Money Market Funds 0.5%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(d)	1,327,317	1,327,317
Total Money Market Funds (Cost: $1,327,317)		1,327,317
Total Investments (Cost: $267,374,173)		291,037,138
Other Assets & Liabilities, Net		3,887,445
Net Assets		294,924,583

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2015, the value of these securities amounted to $8,312,830 or 2.82% of net assets.

(b)  Variable rate security.

(c)  Zero coupon bond.

(d)  The rate shown is the seven-day current annualized yield at April 30, 2015.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BNY  Bank of New York

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	289,709,821	—	289,709,821
Total Bonds	—	289,709,821	—	289,709,821
Mutual Funds
Money Market Funds	1,327,317	—	—	1,327,317
Total Mutual Funds	1,327,317	—	—	1,327,317
Total	1,327,317	289,709,821	—	291,037,138

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $267,374,173)	$291,037,138
Cash	1,228,408
Receivable for:
Capital shares sold	346,443
Interest	3,405,281
Expense reimbursement due from Investment Manager	1,307
Prepaid expenses	610
Trustees' deferred compensation plan	43,585
Other assets	8,279
Total assets	296,071,051
Liabilities
Payable for:
Capital shares purchased	264,844
Dividend distributions to shareholders	760,971
Investment management fees	3,235
Distribution and/or service fees	426
Transfer agent fees	48,856
Administration fees	560
Compensation of board members	378
Chief compliance officer expenses	14
Other expenses	23,599
Trustees' deferred compensation plan	43,585
Total liabilities	1,146,468
Net assets applicable to outstanding capital stock	$294,924,583
Represented by
Paid-in capital	$271,491,783
Excess of distributions over net investment income	(24,575)
Accumulated net realized loss	(205,590)
Unrealized appreciation (depreciation) on:
Investments	23,662,965
Total — representing net assets applicable to outstanding capital stock	$294,924,583

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2015 (Unaudited)

Class A
Net assets	$23,058,878
Shares outstanding	2,105,719
Net asset value per share	$10.95
Maximum offering price per share(a)	$11.29
Class B
Net assets	$10,262
Shares outstanding	937
Net asset value per share	$10.95
Class C
Net assets	$9,536,323
Shares outstanding	870,876
Net asset value per share	$10.95
Class R4
Net assets	$2,039,271
Shares outstanding	186,341
Net asset value per share	$10.94
Class T
Net assets	$20,805,029
Shares outstanding	1,899,666
Net asset value per share	$10.95
Maximum offering price per share(a)	$11.50
Class Z
Net assets	$239,474,820
Shares outstanding	21,866,197
Net asset value per share	$10.95

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A and 4.75% for Class T.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Net investment income
Income:
Dividends	$63
Interest	5,492,199
Total income	5,492,262
Expenses:
Investment management fees	587,643
Distribution and/or service fees
Class A	28,868
Class B	51
Class C	50,154
Class T	15,581
Transfer agent fees
Class A	23,661
Class B	9
Class C	10,273
Class R4	530
Class T	21,280
Class Z	245,210
Administration fees	101,691
Compensation of board members	12,503
Custodian fees	1,561
Printing and postage fees	12,896
Registration fees	19,258
Professional fees	16,084
Chief compliance officer expenses	74
Other	4,635
Total expenses	1,151,962
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(234,607)
Fees waived by Distributor — Class C	(15,046)
Total net expenses	902,309
Net investment income	4,589,953
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	149,233
Net realized gain	149,233
Net change in unrealized appreciation (depreciation) on:
Investments	(1,893,137)
Net change in unrealized depreciation	(1,893,137)
Net realized and unrealized loss	(1,743,904)
Net increase in net assets resulting from operations	$2,846,049

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations
Net investment income	$4,589,953	$9,598,470
Net realized gain	149,233	566,030
Net change in unrealized appreciation (depreciation)	(1,893,137)	4,143,941
Net increase in net assets resulting from operations	2,846,049	14,308,441
Distributions to shareholders
Net investment income
Class A	(338,003)	(669,698)
Class B	(111)	(137)
Class C	(124,180)	(277,794)
Class R4	(8,371)	(2,911)
Class T	(314,423)	(674,951)
Class Z	(3,802,396)	(7,967,121)
Total distributions to shareholders	(4,587,484)	(9,592,612)
Increase (decrease) in net assets from capital stock activity	1,979,665	(27,789,400)
Total increase (decrease) in net assets	238,230	(23,073,571)
Net assets at beginning of period	294,686,353	317,759,924
Net assets at end of period	$294,924,583	$294,686,353
Excess of distributions over net investment income	$(24,575)	$(27,044)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	330,109	3,633,453	572,875	6,239,883
Distributions reinvested	27,003	297,497	53,081	579,080
Redemptions	(297,669)	(3,278,332)	(950,488)	(10,302,589)
Net increase (decrease)	59,443	652,618	(324,532)	(3,483,626)
Class B shares
Subscriptions	—	—	915	10,000
Distributions reinvested	10	110	12	137
Redemptions(a)	—	—	(135)	(1,477)
Net increase	10	110	792	8,660
Class C shares
Subscriptions	74,250	816,793	130,319	1,417,391
Distributions reinvested	8,654	95,336	18,223	198,761
Redemptions	(153,142)	(1,686,233)	(244,790)	(2,666,471)
Net decrease	(70,238)	(774,104)	(96,248)	(1,050,319)
Class R4 shares
Subscriptions	175,724	1,933,849	5,289	57,600
Distributions reinvested	747	8,210	245	2,681
Redemptions	(1,231)	(13,512)	(9)	(96)
Net increase	175,240	1,928,547	5,525	60,185
Class T shares
Subscriptions	31,301	345,235	24,513	267,348
Distributions reinvested	13,979	154,054	29,674	323,741
Redemptions	(83,128)	(914,086)	(250,388)	(2,718,871)
Net decrease	(37,848)	(414,797)	(196,201)	(2,127,782)
Class Z shares
Subscriptions	1,559,775	17,168,797	1,718,530	18,733,438
Distributions reinvested	15,998	176,291	27,321	298,216
Redemptions	(1,522,764)	(16,757,797)	(3,697,484)	(40,228,172)
Net increase (decrease)	53,009	587,291	(1,951,633)	(21,196,518)
Total net increase (decrease)	179,616	1,979,665	(2,562,297)	(27,789,400)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2015		Year Ended October 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.01		$10.84		$11.34		$10.95		$10.95		$10.61
Income from investment operations:
Net investment income	0.16		0.33		0.32		0.32		0.34		0.34
Net realized and unrealized gain (loss)	(0.06)		0.17		(0.50)		0.41		0.00	(a)	0.34
Total from investment operations	0.10		0.50		(0.18)		0.73		0.34		0.68
Less distributions to shareholders:
Net investment income	(0.16)		(0.33)		(0.31)		(0.33)		(0.34)		(0.34)
Net realized gains	—		—		(0.01)		(0.01)		(0.00	)(a)	—
Total distributions to shareholders	(0.16)		(0.33)		(0.32)		(0.34)		(0.34)		(0.34)
Net asset value, end of period	$10.95		$11.01		$10.84		$11.34		$10.95		$10.95
Total return	0.91%		4.65%		(1.58%)		6.69%		3.24%		6.51%
Ratios to average net assets(b)
Total gross expenses	0.97	%(c)	0.96%		0.95%		0.98%		0.99%		0.91%
Total net expenses(d)	0.81	%(c)	0.81	%(e)	0.79	%(e)	0.75	%(e)	0.77	%(e)	0.80	%(e)
Net investment income	2.93	%(c)	2.99%		2.86%		2.88%		3.16%		3.12%
Supplemental data
Net assets, end of period (in thousands)	$23,059		$22,540		$25,699		$32,398		$29,849		$30,998
Portfolio turnover	2%		3%		7%		11%		10%		9%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.02		$10.84		$11.34		$10.95		$10.95		$10.61
Income from investment operations:
Net investment income	0.12		0.24		0.23		0.24		0.26		0.26
Net realized and unrealized gain (loss)	(0.07)		0.18		(0.50)		0.40		0.00	(a)	0.34
Total from investment operations	0.05		0.42		(0.27)		0.64		0.26		0.60
Less distributions to shareholders:
Net investment income	(0.12)		(0.24)		(0.22)		(0.24)		(0.26)		(0.26)
Net realized gains	—		—		(0.01)		(0.01)		(0.00	)(a)	—
Total distributions to shareholders	(0.12)		(0.24)		(0.23)		(0.25)		(0.26)		(0.26)
Net asset value, end of period	$10.95		$11.02		$10.84		$11.34		$10.95		$10.95
Total return	0.44%		3.96%		(2.37%)		5.89%		2.48%		5.72%
Ratios to average net assets(b)
Total gross expenses	1.68	%(c)	1.71%		1.70%		1.83%		1.79%		1.66%
Total net expenses(d)	1.56	%(c)	1.56	%(e)	1.53	%(e)	1.50	%(e)	1.53	%(e)	1.55	%(e)
Net investment income	2.17	%(c)	2.19%		2.07%		2.13%		2.44%		2.42%
Supplemental data
Net assets, end of period (in thousands)	$10		$10		$1		$99		$145		$1,008
Portfolio turnover	2%		3%		7%		11%		10%		9%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.01		$10.84		$11.34		$10.95		$10.95		$10.61
Income from investment operations:
Net investment income	0.14		0.28		0.27		0.28		0.30		0.30
Net realized and unrealized gain (loss)	(0.06)		0.17		(0.49)		0.40		0.00	(a)	0.34
Total from investment operations	0.08		0.45		(0.22)		0.68		0.30		0.64
Less distributions to shareholders:
Net investment income	(0.14)		(0.28)		(0.27)		(0.28)		(0.30)		(0.30)
Net realized gains	—		—		(0.01)		(0.01)		(0.00	)(a)	—
Total distributions to shareholders	(0.14)		(0.28)		(0.28)		(0.29)		(0.30)		(0.30)
Net asset value, end of period	$10.95		$11.01		$10.84		$11.34		$10.95		$10.95
Total return	0.68%		4.20%		(1.97%)		6.27%		2.83%		6.09%
Ratios to average net assets(b)
Total gross expenses	1.72	%(c)	1.71%		1.70%		1.73%		1.74%		1.66%
Total net expenses(d)	1.26	%(c)	1.24	%(e)	1.19	%(e)	1.15	%(e)	1.17	%(e)	1.20	%(e)
Net investment income	2.48	%(c)	2.56%		2.46%		2.48%		2.75%		2.75%
Supplemental data
Net assets, end of period (in thousands)	$9,536		$10,366		$11,244		$11,970		$9,931		$10,452
Portfolio turnover	2%		3%		7%		11%		10%		9%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.01		$10.83		$11.19
Income from investment operations:
Net investment income	0.17		0.35		0.21
Net realized and unrealized gain (loss)	(0.07)		0.18		(0.36)
Total from investment operations	0.10		0.53		(0.15)
Less distributions to shareholders:
Net investment income	(0.17)		(0.35)		(0.21)
Total distributions to shareholders	(0.17)		(0.35)		(0.21)
Net asset value, end of period	$10.94		$11.01		$10.83
Total return	0.94%		5.01%		(1.32%)
Ratios to average net assets(b)
Total gross expenses	0.73	%(c)	0.71%		0.68	%(c)
Total net expenses(d)	0.56	%(c)	0.56	%(e)	0.56	%(c)(e)
Net investment income	3.25	%(c)	3.26%		3.19	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,039		$122		$60
Portfolio turnover	2%		3%		7%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class T	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.02		$10.84		$11.34		$10.95		$10.95		$10.61
Income from investment operations:
Net investment income	0.17		0.34		0.33		0.34		0.35		0.35
Net realized and unrealized gain (loss)	(0.07)		0.18		(0.50)		0.40		0.00	(a)	0.34
Total from investment operations	0.10		0.52		(0.17)		0.74		0.35		0.69
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)		(0.32)		(0.34)		(0.35)		(0.35)
Net realized gains	—		—		(0.01)		(0.01)		(0.00	)(a)	—
Total distributions to shareholders	(0.17)		(0.34)		(0.33)		(0.35)		(0.35)		(0.35)
Net asset value, end of period	$10.95		$11.02		$10.84		$11.34		$10.95		$10.95
Total return	0.86%		4.85%		(1.48%)		6.80%		3.34%		6.62%
Ratios to average net assets(b)
Total gross expenses	0.87	%(c)	0.86%		0.85%		0.88%		0.89%		0.81%
Total net expenses(d)	0.71	%(c)	0.71	%(e)	0.69	%(e)	0.65	%(e)	0.67	%(e)	0.70	%(e)
Net investment income	3.03	%(c)	3.10%		2.96%		2.98%		3.25%		3.26%
Supplemental data
Net assets, end of period (in thousands)	$20,805		$21,345		$23,131		$30,008		$34,952		$39,300
Portfolio turnover	2%		3%		7%		11%		10%		9%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.02		$10.84		$11.34		$10.95		$10.95		$10.61
Income from investment operations:
Net investment income	0.17		0.35		0.34		0.35		0.37		0.37
Net realized and unrealized gain (loss)	(0.07)		0.18		(0.49)		0.40		0.00	(a)	0.34
Total from investment operations	0.10		0.53		(0.15)		0.75		0.37		0.71
Less distributions to shareholders:
Net investment income	(0.17)		(0.35)		(0.34)		(0.35)		(0.37)		(0.37)
Net realized gains	—		—		(0.01)		(0.01)		(0.00	)(a)	—
Total distributions to shareholders	(0.17)		(0.35)		(0.35)		(0.36)		(0.37)		(0.37)
Net asset value, end of period	$10.95		$11.02		$10.84		$11.34		$10.95		$10.95
Total return	0.94%		5.00%		(1.33%)		6.96%		3.49%		6.77%
Ratios to average net assets(b)
Total gross expenses	0.72	%(c)	0.71%		0.70%		0.73%		0.74%		0.66%
Total net expenses(d)	0.56	%(c)	0.56	%(e)	0.54	%(e)	0.50	%(e)	0.52	%(e)	0.55	%(e)
Net investment income	3.18	%(c)	3.24%		3.10%		3.13%		3.40%		3.41%
Supplemental data
Net assets, end of period (in thousands)	$239,475		$240,304		$257,624		$305,220		$284,128		$286,196
Portfolio turnover	2%		3%		7%		11%		10%		9%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1. Organization

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class T and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which

Semiannual Report 2015
23

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2015
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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2015 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2015 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on the relative net assets of the Trust.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended April 30, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.18
Class C	0.20
Class R4	0.21
Class T	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or

Semiannual Report 2015
25

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares, only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, if the Fund declares dividends on a daily basis, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The annualized effective shareholder services fee rate for the six months ended April 30, 2015 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $5,826 for Class A and $254 for Class C shares for the six months ended April 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through February 29, 2016
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class T	0.71
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2015, the cost of investments for federal income tax purposes was approximately $267,374,000

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COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$23,881,000
Unrealized depreciation	(218,000)
Net unrealized appreciation	$23,663,000

The following capital loss carryforwards, determined as of October 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	354,824

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,843,199 and $6,618,418, respectively, for the six months ended April 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At April 30, 2015, one unaffiliated shareholder of record owned 80.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended April 30, 2015.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a

Semiannual Report 2015
27

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of

$10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
28

COLUMBIA AMT-FREE MASSACHUSETTS INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
29

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR191_10_E01_(06/15)

SEMIANNUAL REPORT

April 30, 2015

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 12th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of March 31, 2015. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of March 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

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*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

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PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	25
Important Information About This Report	31

Semiannual Report 2015

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free New York Intermediate Muni Bond Fund (the Fund) Class A shares returned 0.73% excluding sales charges for the six-month period that ended April 30, 2015. The Fund's Class Z shares returned 0.94% for the same time period.

■  By comparison, the Fund's benchmarks, the Barclays New York 3-15 Year Blend Municipal Bond Index and the Barclays 3-15 Year Blend Municipal Bond Index, returned 0.83% and 0.91%, respectively, for the same six-month period.

Average Annual Total Returns (%) (for period ended April 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/25/02
Excluding sales charges		0.73	3.41	3.47	3.54
Including sales charges		-2.31	0.34	2.84	3.22
Class B	11/25/02
Excluding sales charges		0.44	2.65	2.70	2.77
Including sales charges		-2.54	-0.35	2.70	2.77
Class C	11/25/02
Excluding sales charges		0.59	2.95	3.05	3.12
Including sales charges		-0.41	1.95	3.05	3.12
Class R4*	03/19/13	0.94	3.67	3.73	3.80
Class T	12/31/91
Excluding sales charges		0.86	3.52	3.58	3.64
Including sales charges		-3.94	-1.38	2.58	3.14
Class Z	12/31/91	0.94	3.67	3.73	3.80
Barclays New York 3-15 Year Blend Municipal Bond Index		0.83	3.76	4.10	4.45
Barclays 3-15 Year Blend Municipal Bond Index		0.91	3.76	4.35	4.54

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays New York 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks investment-grade bonds from the state of New York and its municipalities.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Semiannual Report 2015
3

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Quality Breakdown (%) (at April 30, 2015)
AAA rating	3.4
AA rating	38.7
A rating	42.3
BBB rating	11.5
BB rating	1.1
Not rated	3.0
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Semiannual Report 2015
4

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2014 – April 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,007.30	1,021.08	3.73	3.76	0.75
Class B	1,000.00	1,000.00	1,004.40	1,017.36	7.45	7.50	1.50
Class C	1,000.00	1,000.00	1,005.90	1,018.84	5.97	6.01	1.20
Class R4	1,000.00	1,000.00	1,009.40	1,022.32	2.49	2.51	0.50
Class T	1,000.00	1,000.00	1,008.60	1,021.57	3.24	3.26	0.65
Class Z	1,000.00	1,000.00	1,009.40	1,022.32	2.49	2.51	0.50

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
DISPOSAL 2.1%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon, Inc. Series 2009A 01/01/18	5.000%	3,500,000	3,848,320
Oneida-Herkimer Solid Waste Management Authority Revenue Bonds Series 2011 04/01/19	5.000%	830,000	927,069
04/01/20	5.000%	870,000	983,413
Total			5,758,802
HIGHER EDUCATION 11.6%
Albany Capital Resource Corp. Refunding Revenue Bonds Albany College of Pharmacy & Health Services Series 2014 12/01/31	5.000%	500,000	559,320
Build NYC Resource Corp. Refunding Revenue Bonds City University of New York-Queens Series 2014A 06/01/29	5.000%	225,000	262,107
06/01/30	5.000%	300,000	347,661
County of Saratoga Refunding Revenue Bonds Skidmore College Series 2014B 07/01/21	5.000%	200,000	237,470
07/01/22	5.000%	220,000	263,309
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012 09/01/24	5.000%	600,000	702,138
09/01/25	5.000%	300,000	347,793
Hempstead Town Local Development Corp. Refunding Revenue Bonds Adelphi University Project Series 2014 10/01/34	5.000%	300,000	339,177
Revenue Bonds Hofstra University Project Series 2013 07/01/28	5.000%	1,170,000	1,339,755
New York State Dormitory Authority Refunding Revenue Bonds Barnard College Series 2007A (NPFGC) 07/01/18	5.000%	1,745,000	1,906,535
Series 2015A 07/01/30	5.000%	700,000	820,554

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pratt Institute Series 2015A 07/01/34	5.000%	2,000,000	2,263,660
St. John's University Series 2015A 07/01/30	5.000%	675,000	775,305
Revenue Bonds Cornell University Series 2006A 07/01/21	5.000%	2,350,000	2,478,709
Series 2009A 07/01/25	5.000%	1,000,000	1,146,220
Culinary Institute of America Series 2012 07/01/28	5.000%	500,000	550,335
Mount Sinai School of Medicine Series 2009 07/01/27	5.500%	4,000,000	4,599,640
Series 2010A 07/01/21	5.000%	1,000,000	1,150,880
New York University Series 1998A (NPFGC) 07/01/17	6.000%	2,475,000	2,750,641
07/01/20	5.750%	2,000,000	2,404,700
Rochester Institute of Technology Series 2010 07/01/21	5.000%	1,000,000	1,142,140
St. John's University Series 2012A 07/01/27	5.000%	470,000	534,606
Teachers College Series 2009 03/01/24	5.000%	1,000,000	1,129,130
New York State Dormitory Authority(a) Refunding Revenue Bonds New School Series 2015A 07/01/29	5.000%	450,000	524,498
Oneida County Industrial Development Agency(b) Revenue Bonds Hamilton College Project Series 2007A (NPFGC) 07/01/18	0.000%	1,000,000	935,430
07/01/20	0.000%	1,000,000	851,820
St. Lawrence County Industrial Development Agency Revenue Bonds St. Lawrence University Series 2009A 10/01/16	5.000%	1,500,000	1,593,675
Total			31,957,208

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
HOSPITAL 12.6%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds Series 2015 07/01/27	5.000%	400,000	455,364
07/01/28	5.000%	360,000	403,726
Build NYC Resource Corp. Refunding Revenue Bonds New York Methodist Hospital Project Series 2014 07/01/28	5.000%	150,000	169,965
07/01/29	5.000%	175,000	197,038
County of Saratoga Revenue Bonds Saratoga Hospital Project Series 2013A 12/01/24	5.000%	1,085,000	1,276,589
12/01/25	5.000%	1,115,000	1,305,286
12/01/27	5.000%	1,225,000	1,409,705
Dutchess County Local Development Corp. Revenue Bonds Series 2014A 07/01/34	5.000%	300,000	330,078
Monroe County Industrial Development Agency Refunding Revenue Bonds Highland Hospital of Rochester Series 2005 08/01/22	5.000%	700,000	707,140
Nassau County Local Economic Assistance Corp. Refunding Revenue Bonds Catholic Health Services Series 2011 07/01/19	5.000%	1,840,000	2,092,908
07/01/20	5.000%	2,815,000	3,259,235
Revenue Bonds Catholic Health Services of Long Island Series 2014 07/01/32	5.000%	1,250,000	1,390,738
07/01/33	5.000%	675,000	748,211
New York State Dormitory Authority Refunding Revenue Bonds NYU Hospitals Center Series 2014 07/01/30	5.000%	1,000,000	1,141,600
07/01/31	5.000%	1,000,000	1,134,790
Revenue Bonds Long Island Jewish Obligated Group Series 2006A 11/01/19	5.000%	1,000,000	1,057,140
Memorial Sloan-Kettering Cancer Center Series 2012 07/01/27	5.000%	500,000	578,995

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount Sinai Hospital Series 2010A 07/01/26	5.000%	1,725,000	1,948,042
Series 2011A 07/01/31	5.000%	2,000,000	2,190,060
New York University Hospital Center Series 2006A 07/01/20	5.000%	3,000,000	3,140,760
Series 2011A 07/01/23	5.125%	1,000,000	1,146,640
North Shore-Long Island Jewish Obligation Group Series 2009A 05/01/30	5.250%	4,000,000	4,447,160
Orange Regional Medical Center Series 2008 12/01/29	6.125%	1,350,000	1,495,773
United Health Services Hospitals Series 2009 (FHA) 08/01/18	4.500%	1,000,000	1,068,820
Onondaga Civic Development Corp. Revenue Bonds St. Joseph's Hospital Health Center Project Series 2014 07/01/25	5.000%	500,000	537,680
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B 12/01/22	5.000%	500,000	539,275
12/01/27	5.125%	500,000	536,430
Total			34,709,148
INVESTOR OWNED 1.6%
New York State Energy Research & Development Authority(c) Refunding Revenue Bonds New York State Electric & Gas Series 1994 02/01/29	2.000%	1,500,000	1,499,535
Revenue Bonds Rochester Gas & Electric Corp. Series 2004A (NPFGC) 05/15/32	4.750%	2,650,000	2,760,770
Total			4,260,305
LOCAL APPROPRIATION 1.0%
New York State Dormitory Authority Revenue Bonds Municipal Health Facilities Subordinated Series 2001-2 01/15/21	5.000%	2,500,000	2,775,125

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
LOCAL GENERAL OBLIGATION 12.9%
City of New York Unlimited General Obligation Bonds Series 2007D-1 12/01/21	5.000%	2,000,000	2,219,460
Subordinated Series 2008I-1 02/01/23	5.000%	2,000,000	2,211,500
Unlimited General Obligation Refunding Bonds Series 2014J 08/01/30	5.000%	1,500,000	1,738,125
Unrefunded Unlimited General Obligation Bonds Series 2007D 02/01/24	5.000%	630,000	678,283
City of Syracuse Limited General Obligation Refunding & Public Improvement Bonds Series 2014 08/15/23	5.000%	405,000	487,373
City of Utica Limited General Obligation Refunding & Public Improvement Bonds Series 2013 04/01/19	4.000%	1,575,000	1,683,959
City of Yonkers General Obligation Limited Notes Series 2015A (AGM) 03/15/23	5.000%	1,250,000	1,439,338
Limited General Obligation Refunding Bonds Series 2012A 07/01/18	4.000%	2,000,000	2,165,820
Unrefunded Unlimited General Obligation Bonds Series 2005B (NPFGC) 08/01/21	5.000%	1,825,000	1,846,060
08/01/22	5.000%	1,920,000	1,941,658
County of Allegany Limited General Obligation Refunding Bonds Public Improvement-Build America Bonds Series 2014 09/15/28	5.000%	1,375,000	1,640,966
County of Erie Limited General Obligation Bonds Public Improvement Series 2012A 04/01/25	5.000%	500,000	571,540
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC) 03/01/16	6.000%	1,210,000	1,261,619
County of Nassau Unlimited General Obligation Improvement Bonds Series 2010A 04/01/18	4.000%	1,340,000	1,449,344

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Rockland Limited General Obligation Bonds Series 2014A (AGM) 03/01/24	5.000%	1,450,000	1,703,735
County of Suffolk Unlimited General Obligation Bonds Public Improvement Series 2008B 11/01/19	5.000%	2,315,000	2,594,351
New York State Dormitory Authority Refunding Revenue Bonds School Districts Bond Financing Series 2013E (AGM) 10/01/31	5.000%	500,000	574,435
School Districts Financing Program Series 2015B (AGM) 10/01/27	5.000%	2,010,000	2,379,739
Ramapo Local Development Corp. Refunding Revenue Bonds Guaranteed Series 2013 03/15/28	5.000%	2,180,000	2,416,879
Sachem Central School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC) 10/15/24	4.250%	1,000,000	1,026,330
Three Village Central School District Brookhaven & Smithtown Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/01/18	5.000%	1,000,000	1,114,670
Town of Oyster Bay Limited General Obligation Refunding & Public Improvement Bonds Series 2014B 08/15/23	5.000%	1,850,000	2,181,890
Total			35,327,074
MULTI-FAMILY 1.8%
Housing Development Corp. Refunding Revenue Bonds 8 Spruce Street Series 2014E 02/15/48	3.500%	1,000,000	1,020,650
New York State Dormitory Authority Revenue Bonds Residential Institution for Children Series 2008A-1 06/01/33	5.000%	1,700,000	1,858,066
Tompkins County Development Corp. Revenue Bonds Tompkins Cortland Community College Series 2013 07/01/17	5.000%	1,005,000	1,064,928
07/01/18	5.000%	1,045,000	1,125,747
Total			5,069,391

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MUNICIPAL POWER 3.5%
Long Island Power Authority Refunding Revenue Bonds Series 2014A 09/01/34	5.000%	2,000,000	2,221,920
Revenue Bonds Series 2009A 04/01/21	5.250%	1,000,000	1,125,040
04/01/22	5.500%	3,000,000	3,391,170
Series 2011A 05/01/21	5.000%	1,000,000	1,153,030
Series 2012B 09/01/26	5.000%	1,510,000	1,714,575
Total			9,605,735
OTHER BOND ISSUE 1.1%
New York Liberty Development Corp. Refunding Revenue Bonds 4 World Trade Center Project Series 2011 11/15/31	5.000%	2,350,000	2,649,578
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004 08/01/24	5.375%	430,000	439,404
Total			3,088,982
POOL/BOND BANK 6.2%
New York Municipal Bond Bank Agency Revenue Bonds Subordinated Series 2009C-1 02/15/18	5.000%	3,000,000	3,309,180
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2008A (AGM) 10/01/23	5.000%	3,000,000	3,394,440
Series 2009C (AGM) 10/01/22	5.000%	3,000,000	3,407,670
Series 2012B 10/01/26	5.000%	3,000,000	3,493,380
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-New York City Municipal Water Series 2008B 06/15/21	5.000%	3,000,000	3,370,860
Total			16,975,530

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PORTS 2.3%
Port Authority of New York & New Jersey Refunding Revenue Bonds Consolidated 184th Series 2014 09/01/30	5.000%	2,000,000	2,330,620
Revenue Bonds Consolidated 161st Series 2009 10/15/31	5.000%	3,390,000	3,892,669
Total			6,223,289
PREP SCHOOL 0.8%
Build NYC Resource Corp. Refunding Revenue Bonds Horace Mann School Project Series 2014 07/01/26	5.000%	475,000	569,611
07/01/27	5.000%	600,000	714,642
Revenue Bonds International Leadership Charter School Series 2013 07/01/23	5.000%	1,000,000	988,060
Total			2,272,313
RECREATION 2.9%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012 08/01/32	5.000%	500,000	542,975
New York City Industrial Development Agency Revenue Bonds Pilot-Queens Baseball Stadium Series 2006 (AMBAC) 01/01/19	5.000%	850,000	901,467
YMCA of Greater New York Project Series 2006 08/01/26	5.000%	1,000,000	1,045,660
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A 04/01/26	5.000%	4,850,000	5,474,001
Total			7,964,103
REFUNDED/ESCROWED 5.4%
Albany Industrial Development Agency Prerefunded 11/15/17 Revenue Bonds St. Peters Hospital Project Series 2008A 11/15/22	5.750%	500,000	560,230
11/15/27	5.250%	1,000,000	1,107,930

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008E 11/15/22	5.250%	500,000	553,965
City of New York Prerefunded 02/01/17 Unlimited General Obligation Bonds Series 2007D 02/01/24	5.000%	1,370,000	1,477,134
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC)(b) 09/01/20	0.000%	2,210,000	2,038,438
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Memorial Sloan-Kettering Cancer Center Series 2003-1 Escrowed to Maturity (NPFGC)(b) 07/01/25	0.000%	3,750,000	3,015,562
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM)(d) 07/01/22	5.250%	355,000	438,244
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B 01/01/30	5.500%	2,000,000	2,488,640
Prerefunded 05/15/18 Revenue Bonds General Purpose Series 2008A 11/15/21	5.000%	2,000,000	2,244,240
Revenue Bonds General Purpose Series 1992Y Escrowed to Maturity 01/01/17	5.500%	905,000	946,947
Total			14,871,330
RETIREMENT COMMUNITIES 3.3%
Erie County Industrial Development Agency (The) Revenue Bonds Orchard Park CRCC, Inc. Project Series 2006A 11/15/36	6.000%	1,000,000	1,016,410
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012 07/01/26	5.000%	740,000	798,630
07/01/27	5.000%	700,000	749,070
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006 11/01/28	5.000%	2,500,000	2,567,425

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tompkins County Development Corp. Refunding Revenue Bonds Kendal at Ithaca, Inc. Project Series 2014 07/01/29	5.000%	1,000,000	1,096,180
07/01/34	5.000%	1,000,000	1,079,260
Ulster County Industrial Development Agency Revenue Bonds Series 2007A 09/15/27	6.000%	1,730,000	1,731,626
Total			9,038,601
SALES TAX 0.9%
Sales Tax Asset Receivable Corp. Refunding Revenue Bonds Fiscal 2015 Series 2014A 10/15/24	5.000%	2,000,000	2,500,820
SPECIAL NON PROPERTY TAX 7.8%
Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC) 11/15/18	5.250%	800,000	913,664
New York City Transitional Finance Authority Building Aid Revenue Bonds Series 2007S-2 (NPFGC) 01/15/21	5.000%	4,300,000	4,605,988
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Subordinated Series 2009A-1 05/01/27	5.000%	5,000,000	5,697,250
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC) 03/15/26	5.500%	1,000,000	1,276,850
New York State Housing Finance Agency Revenue Bonds Series 2008A 09/15/19	5.000%	1,400,000	1,542,912
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds Series 2008A 04/01/21	5.000%	1,000,000	1,111,230
New York State Thruway Authority Revenue Bonds Transportation Series 2007A 03/15/22	5.000%	1,000,000	1,100,190

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands Public Finance Authority(d) Refunding Revenue Bonds Series 2013B 10/01/24	5.000%	1,740,000	2,008,604
Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A 10/01/25	5.000%	2,755,000	3,099,017
Total			21,355,705
STATE APPROPRIATED 7.2%
Erie County Industrial Development Agency (The) Revenue Bonds School District of Buffalo Project Series 2008A (AGM) 05/01/18	5.000%	1,000,000	1,118,360
Series 2011A 05/01/30	5.250%	1,440,000	1,673,510
New York State Dormitory Authority Refunding Revenue Bonds Consolidated Service Contract Series 2009A 07/01/24	5.000%	3,000,000	3,426,660
Revenue Bonds Mental Health Services Facility Improvements Series 2009 02/15/18	5.500%	1,000,000	1,124,970
Schools Program Series 2000 07/01/20	6.250%	1,220,000	1,226,149
State University Educational Facilities 3rd General Series 2005A (NPFGC) 05/15/21	5.500%	1,000,000	1,220,820
Series 1993A 05/15/19	5.500%	2,500,000	2,841,725
Series 2000C (AGM) 05/15/17	5.750%	1,250,000	1,378,238
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B 01/01/26	5.000%	3,125,000	3,489,656
Series 2008C 01/01/22	5.000%	2,000,000	2,243,660
Total			19,743,748
TOBACCO 1.2%
Chautauqua Tobacco Asset Securitization Corp. Refunding Revenue Bonds Series 2014 06/01/29	5.000%	3,000,000	3,185,130

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TRANSPORTATION 6.3%
Metropolitan Transportation Authority Revenue Bonds Series 2005B (AMBAC) 11/15/24	5.250%	750,000	924,930
Series 2006 (CIFG/TCRS) 11/15/22	5.000%	2,280,000	2,443,750
Series 2007B 11/15/22	5.000%	1,500,000	1,656,075
Series 2008C 11/15/23	6.250%	3,570,000	4,210,993
Series 2014C 11/15/29	5.000%	3,000,000	3,481,110
Transportation Series 2010D 11/15/28	5.250%	3,000,000	3,493,860
Series 2014B 11/15/22	5.000%	1,000,000	1,200,240
Total			17,410,958
TURNPIKE/BRIDGE/TOLL ROAD 4.1%
New York State Thruway Authority Refunding Revenue Bonds Series 2014 01/01/29	5.000%	1,850,000	2,143,336
01/01/32	5.000%	3,000,000	3,427,140
Niagara Falls Bridge Commission Revenue Bonds Bridge System Series 1993A (AGM) 10/01/19	4.000%	2,000,000	2,157,260
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Purpose Series 2011A 01/01/25	5.000%	3,000,000	3,557,190
Total			11,284,926
WATER & SEWER 0.8%
Rensselaer County Water Service & Sewer Authority Revenue Bonds Sewer Service Series 2008 09/01/28	5.100%	1,155,000	1,213,674
Water Service Series 2008 09/01/28	5.100%	570,000	598,956
Western Nassau County Water Authority Revenue Bonds Series 2015A 04/01/27	5.000%	145,000	171,049
04/01/28	5.000%	175,000	204,140
Total			2,187,819
Total Municipal Bonds (Cost: $250,390,756)			267,566,042

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Money Market Funds 0.9%

	Shares	Value ($)
Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000%(e)	2,583,838	2,583,838
Total Money Market Funds (Cost: $2,583,838)		2,583,838
Total Investments (Cost: $252,974,594)		270,149,880
Other Assets & Liabilities, Net		4,640,838
Net Assets		274,790,718

Notes to Portfolio of Investments

(a)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(b)  Zero coupon bond.

(c)  Variable rate security.

(d)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2015, the value of these securities amounted to $5,545,865 or 2.02% of net assets.

(e)  The rate shown is the seven-day current annualized yield at April 30, 2015.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

CIFG  IXIS Financial Guaranty

FHA  Federal Housing Authority

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	267,566,042	—	267,566,042
Total Bonds	—	267,566,042	—	267,566,042
Mutual Funds
Money Market Funds	2,583,838	—	—	2,583,838
Total Mutual Funds	2,583,838	—	—	2,583,838
Total	2,583,838	267,566,042	—	270,149,880

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $252,974,594)	$270,149,880
Cash	2,120,618
Receivable for:
Capital shares sold	446,852
Interest	3,447,315
Expense reimbursement due from Investment Manager	1,643
Prepaid expenses	523
Trustees' deferred compensation plan	35,809
Other assets	6,454
Total assets	276,209,094
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	532,238
Capital shares purchased	86,356
Dividend distributions to shareholders	687,496
Investment management fees	3,012
Distribution and/or service fees	623
Transfer agent fees	48,695
Administration fees	524
Compensation of board members	301
Chief compliance officer expenses	11
Other expenses	23,311
Trustees' deferred compensation plan	35,809
Total liabilities	1,418,376
Net assets applicable to outstanding capital stock	$274,790,718
Represented by
Paid-in capital	$258,535,296
Undistributed net investment income	211,383
Accumulated net realized loss	(1,131,247)
Unrealized appreciation (depreciation) on:
Investments	17,175,286
Total — representing net assets applicable to outstanding capital stock	$274,790,718

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2015 (Unaudited)

Class A
Net assets	$31,272,759
Shares outstanding	2,579,737
Net asset value per share	$12.12
Maximum offering price per share(a)	$12.49
Class B
Net assets	$83,624
Shares outstanding	6,899
Net asset value per share	$12.12
Class C
Net assets	$19,582,210
Shares outstanding	1,615,500
Net asset value per share	$12.12
Class R4
Net assets	$609,738
Shares outstanding	50,344
Net asset value per share	$12.11
Class T
Net assets	$7,650,640
Shares outstanding	631,250
Net asset value per share	$12.12
Maximum offering price per share(a)	$12.72
Class Z
Net assets	$215,591,747
Shares outstanding	17,788,230
Net asset value per share	$12.12

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A and 4.75% for Class T.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Net investment income
Income:
Interest	$4,871,708
Total income	4,871,708
Expenses:
Investment management fees	524,870
Distribution and/or service fees
Class A	28,317
Class B	442
Class C	95,290
Class T	5,764
Transfer agent fees
Class A	22,330
Class B	87
Class C	18,750
Class R4	472
Class T	7,560
Class Z	209,015
Administration fees	91,490
Compensation of board members	12,087
Custodian fees	1,549
Printing and postage fees	13,626
Registration fees	16,183
Professional fees	15,641
Chief compliance officer expenses	65
Other	4,283
Total expenses	1,067,821
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(281,920)
Fees waived by Distributor — Class C	(28,587)
Total net expenses	757,314
Net investment income	4,114,394
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	756,971
Net realized gain	756,971
Net change in unrealized appreciation (depreciation) on:
Investments	(2,654,247)
Net change in unrealized depreciation	(2,654,247)
Net realized and unrealized loss	(1,897,276)
Net increase in net assets resulting from operations	$2,217,118

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations
Net investment income	$4,114,394	$8,484,730
Net realized gain (loss)	756,971	(74,284)
Net change in unrealized appreciation (depreciation)	(2,654,247)	4,317,609
Net increase in net assets resulting from operations	2,217,118	12,728,055
Distributions to shareholders
Net investment income
Class A	(333,880)	(564,925)
Class B	(980)	(2,696)
Class C	(239,233)	(503,269)
Class R4	(7,706)	(7,380)
Class T	(117,699)	(256,367)
Class Z	(3,413,405)	(7,126,609)
Total distributions to shareholders	(4,112,903)	(8,461,246)
Increase (decrease) in net assets from capital stock activity	15,152,758	(2,820,393)
Total increase in net assets	13,256,973	1,446,416
Net assets at beginning of period	261,533,745	260,087,329
Net assets at end of period	$274,790,718	$261,533,745
Undistributed net investment income	$211,383	$209,892

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,117,510	13,640,685	743,504	8,993,582
Distributions reinvested	25,511	311,186	41,661	503,367
Redemptions	(191,460)	(2,339,117)	(664,352)	(8,000,772)
Net increase	951,561	11,612,754	120,813	1,496,177
Class B shares
Subscriptions	—	—	43	525
Distributions reinvested	80	980	177	2,133
Redemptions(a)	(584)	(7,142)	(2,744)	(33,200)
Net decrease	(504)	(6,162)	(2,524)	(30,542)
Class C shares
Subscriptions	164,443	2,004,558	295,910	3,569,528
Distributions reinvested	9,831	119,957	20,021	241,748
Redemptions	(101,955)	(1,242,989)	(314,800)	(3,792,144)
Net increase	72,319	881,526	1,131	19,132
Class R4 shares
Subscriptions	12,069	147,168	46,689	563,687
Distributions reinvested	619	7,544	589	7,141
Redemptions	(1,422)	(17,308)	(11,895)	(142,402)
Net increase	11,266	137,404	35,383	428,426
Class T shares
Subscriptions	943	11,515	2,360	28,488
Distributions reinvested	5,815	70,950	12,814	154,694
Redemptions	(10,182)	(123,780)	(74,038)	(889,368)
Net decrease	(3,424)	(41,315)	(58,864)	(706,186)
Class Z shares
Subscriptions	1,348,054	16,457,215	2,295,241	27,701,774
Distributions reinvested	44,545	543,482	85,230	1,029,554
Redemptions	(1,184,235)	(14,432,146)	(2,727,687)	(32,758,728)
Net increase (decrease)	208,364	2,568,551	(347,216)	(4,027,400)
Total net increase (decrease)	1,239,582	15,152,758	(251,277)	(2,820,393)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2015		Year Ended October 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$12.21		$12.00		$12.55		$12.10		$12.14		$11.76
Income from investment operations:
Net investment income	0.18		0.38		0.37		0.37		0.39		0.38
Net realized and unrealized gain (loss)	(0.09)		0.21		(0.55)		0.45		(0.04)		0.38
Total from investment operations	0.09		0.59		(0.18)		0.82		0.35		0.76
Less distributions to shareholders:
Net investment income	(0.18)		(0.38)		(0.37)		(0.37)		(0.39)		(0.38)
Total distributions to shareholders	(0.18)		(0.38)		(0.37)		(0.37)		(0.39)		(0.38)
Net asset value, end of period	$12.12		$12.21		$12.00		$12.55		$12.10		$12.14
Total return	0.73%		5.01%		(1.49%)		6.84%		2.99%		6.59%
Ratios to average net assets(a)
Total gross expenses	0.96	%(b)	0.96%		0.95%		0.99%		0.98%		0.93%
Total net expenses(c)	0.75	%(b)	0.75	%(d)	0.75	%(d)	0.75	%(d)	0.76	%(d)	0.80	%(d)
Net investment income	2.95	%(b)	3.17%		2.98%		2.97%		3.30%		3.20%
Supplemental data
Net assets, end of period (in thousands)	$31,273		$19,873		$18,084		$21,764		$15,431		$12,110
Portfolio turnover	6%		14%		13%		7%		8%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$12.20		$12.00		$12.55		$12.10		$12.14		$11.76
Income from investment operations:
Net investment income	0.13		0.29		0.27		0.28		0.30		0.30
Net realized and unrealized gain (loss)	(0.08)		0.20		(0.55)		0.44		(0.04)		0.37
Total from investment operations	0.05		0.49		(0.28)		0.72		0.26		0.67
Less distributions to shareholders:
Net investment income	(0.13)		(0.29)		(0.27)		(0.27)		(0.30)		(0.29)
Total distributions to shareholders	(0.13)		(0.29)		(0.27)		(0.27)		(0.30)		(0.29)
Net asset value, end of period	$12.12		$12.20		$12.00		$12.55		$12.10		$12.14
Total return	0.44%		4.14%		(2.23%)		6.02%		2.23%		5.80%
Ratios to average net assets(a)
Total gross expenses	1.72	%(b)	1.71%		1.70%		1.74%		1.75%		1.68%
Total net expenses(c)	1.50	%(b)	1.50	%(d)	1.50	%(d)	1.50	%(d)	1.52	%(d)	1.55	%(d)
Net investment income	2.22	%(b)	2.43%		2.21%		2.25%		2.55%		2.47%
Supplemental data
Net assets, end of period (in thousands)	$84		$90		$119		$241		$459		$1,016
Portfolio turnover	6%		14%		13%		7%		8%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$12.20		$12.00		$12.55		$12.10		$12.14		$11.76
Income from investment operations:
Net investment income	0.15		0.33		0.32		0.32		0.34		0.33
Net realized and unrealized gain (loss)	(0.08)		0.20		(0.55)		0.45		(0.04)		0.39
Total from investment operations	0.07		0.53		(0.23)		0.77		0.30		0.72
Less distributions to shareholders:
Net investment income	(0.15)		(0.33)		(0.32)		(0.32)		(0.34)		(0.34)
Total distributions to shareholders	(0.15)		(0.33)		(0.32)		(0.32)		(0.34)		(0.34)
Net asset value, end of period	$12.12		$12.20		$12.00		$12.55		$12.10		$12.14
Total return	0.59%		4.47%		(1.88%)		6.41%		2.57%		6.16%
Ratios to average net assets(a)
Total gross expenses	1.71	%(b)	1.71%		1.70%		1.74%		1.73%		1.67%
Total net expenses(c)	1.20	%(b)	1.18	%(d)	1.15	%(d)	1.15	%(d)	1.16	%(d)	1.20	%(d)
Net investment income	2.51	%(b)	2.74%		2.58%		2.57%		2.89%		2.77%
Supplemental data
Net assets, end of period (in thousands)	$19,582		$18,833		$18,498		$23,008		$14,355		$12,224
Portfolio turnover	6%		14%		13%		7%		8%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$12.19		$11.99		$12.42
Income from investment operations:
Net investment income	0.19		0.41		0.25
Net realized and unrealized gain (loss)	(0.08)		0.20		(0.43)
Total from investment operations	0.11		0.61		(0.18)
Less distributions to shareholders:
Net investment income	(0.19)		(0.41)		(0.25)
Total distributions to shareholders	(0.19)		(0.41)		(0.25)
Net asset value, end of period	$12.11		$12.19		$11.99
Total return	0.94%		5.19%		(1.48%)
Ratios to average net assets(b)
Total gross expenses	0.72	%(c)	0.72%		0.67	%(c)
Total net expenses(d)	0.50	%(c)	0.50	%(e)	0.50	%(c)(e)
Net investment income	3.22	%(c)	3.39%		3.43	%(c)
Supplemental data
Net assets, end of period (in thousands)	$610		$477		$44
Portfolio turnover	6%		14%		13%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class T	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$12.20		$11.99		$12.55		$12.10		$12.14		$11.76
Income from investment operations:
Net investment income	0.19		0.39		0.38		0.38		0.40		0.40
Net realized and unrealized gain (loss)	(0.08)		0.21		(0.56)		0.45		(0.04)		0.38
Total from investment operations	0.11		0.60		(0.18)		0.83		0.36		0.78
Less distributions to shareholders:
Net investment income	(0.19)		(0.39)		(0.38)		(0.38)		(0.40)		(0.40)
Total distributions to shareholders	(0.19)		(0.39)		(0.38)		(0.38)		(0.40)		(0.40)
Net asset value, end of period	$12.12		$12.20		$11.99		$12.55		$12.10		$12.14
Total return	0.86%		5.12%		(1.47%)		6.95%		3.09%		6.69%
Ratios to average net assets(a)
Total gross expenses	0.86	%(b)	0.86%		0.85%		0.90%		0.89%		0.83%
Total net expenses(c)	0.65	%(b)	0.65	%(d)	0.65	%(d)	0.65	%(d)	0.67	%(d)	0.70	%(d)
Net investment income	3.06	%(b)	3.27%		3.08%		3.08%		3.40%		3.31%
Supplemental data
Net assets, end of period (in thousands)	$7,651		$7,744		$8,319		$9,570		$9,420		$10,969
Portfolio turnover	6%		14%		13%		7%		8%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$12.20		$11.99		$12.55		$12.10		$12.14		$11.76
Income from investment operations:
Net investment income	0.19		0.41		0.40		0.40		0.42		0.41
Net realized and unrealized gain (loss)	(0.08)		0.21		(0.56)		0.45		(0.04)		0.38
Total from investment operations	0.11		0.62		(0.16)		0.85		0.38		0.79
Less distributions to shareholders:
Net investment income	(0.19)		(0.41)		(0.40)		(0.40)		(0.42)		(0.41)
Total distributions to shareholders	(0.19)		(0.41)		(0.40)		(0.40)		(0.42)		(0.41)
Net asset value, end of period	$12.12		$12.20		$11.99		$12.55		$12.10		$12.14
Total return	0.94%		5.27%		(1.32%)		7.11%		3.24%		6.85%
Ratios to average net assets(a)
Total gross expenses	0.71	%(b)	0.71%		0.70%		0.74%		0.73%		0.68%
Total net expenses(c)	0.50	%(b)	0.50	%(d)	0.50	%(d)	0.50	%(d)	0.52	%(d)	0.55	%(d)
Net investment income	3.21	%(b)	3.42%		3.22%		3.23%		3.55%		3.46%
Supplemental data
Net assets, end of period (in thousands)	$215,592		$214,517		$215,024		$283,653		$258,766		$292,941
Portfolio turnover	6%		14%		13%		7%		8%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1. Organization

Columbia AMT-Free New York Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class T and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Semiannual Report 2015
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COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the

Semiannual Report 2015
26

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2015 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2015 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended April 30, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R4	0.20
Class T	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Semiannual Report 2015
27

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, if the Fund declares dividends on a daily basis, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The annualized effective shareholder services fee rate for the six months ended April 30, 2015 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $10,704 for Class A, $687 for Class C and $14 for Class T shares for the six months ended April 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through February 29, 2016
Class A	0.75%
Class B	1.50
Class C	1.50
Class R4	0.50
Class T	0.65
Class Z	0.50

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2015, the cost of investments for federal income tax purposes was approximately $252,975,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$17,475,000
Unrealized depreciation	(300,000)
Net unrealized appreciation	$17,175,000

Semiannual Report 2015
28

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

The following capital loss carryforwards, determined as of October 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	946,916
No expiration — short-term	941,302
Total	1,888,218

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $27,828,428 and $14,157,714, respectively, for the six months ended April 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At April 30, 2015, one unaffiliated shareholder of record owned 67.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended April 30, 2015.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or

Semiannual Report 2015
29

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
30

COLUMBIA AMT-FREE NEW YORK INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
31

Columbia AMT-Free New York Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR204_10_E01_(06/15)

SEMIANNUAL REPORT

April 30, 2015

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 12th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of March 31, 2015. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of March 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	15
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	25
Important Information About This Report	31

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia California Tax-Exempt Fund (the Fund) Class A shares returned 1.48% excluding sales charges for the six-month period that ended April 30, 2015. Class Z shares of the Fund returned 1.60% for the same time period.

■  During the six-month period, the Barclays California Municipal Bond Index returned 1.22% and the broader Barclays Municipal Bond Index returned 1.17%.

Average Annual Total Returns (%) (for period ended April 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	06/16/86
Excluding sales charges		1.48	6.72	6.15	4.95
Including sales charges		-1.60	3.51	5.50	4.63
Class B	08/04/92
Excluding sales charges		1.10	5.92	5.36	4.17
Including sales charges		-3.85	0.92	5.03	4.17
Class C	08/01/97
Excluding sales charges		1.25	6.24	5.67	4.48
Including sales charges		0.26	5.24	5.67	4.48
Class R4*	03/19/13	1.60	6.98	6.26	5.00
Class Z*	09/19/05	1.60	6.98	6.40	5.19
Barclays California Municipal Bond Index		1.22	5.17	5.51	4.91
Barclays Municipal Bond Index		1.17	4.80	4.75	4.63

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays California Municipal Bond Index is a subset of the Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of California.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Semiannual Report 2015
2

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at April 30, 2015)
AAA rating	2.4
AA rating	14.4
A rating	56.0
BBB rating	15.8
BB rating	2.7
Not rated	8.7
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Management

Catherine Stienstra

Semiannual Report 2015
3

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2014 – April 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,014.80	1,020.88	3.95	3.96	0.79
Class B	1,000.00	1,000.00	1,011.00	1,017.16	7.68	7.70	1.54
Class C	1,000.00	1,000.00	1,012.50	1,018.65	6.19	6.21	1.24
Class R4	1,000.00	1,000.00	1,016.00	1,022.12	2.70	2.71	0.54
Class Z	1,000.00	1,000.00	1,016.00	1,022.12	2.70	2.71	0.54

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 5.2%
City of Fresno Airport(a) Refunding Revenue Bonds Series 2013B AMT 07/01/28	5.000%	500,000	551,190
07/01/30	5.125%	1,050,000	1,152,669
City of Los Angeles Department of Airports Senior Revenue Bonds Series 2015A AMT(a) 05/15/45	5.000%	2,000,000	2,221,700
County of Orange Airport Revenue Bonds Series 2009A 07/01/39	5.250%	2,500,000	2,807,975
County of Sacramento Airport System Revenue Bonds Senior Series 2009B 07/01/39	5.750%	3,000,000	3,383,730
County of Sacramento Airport System(a) Revenue Bonds Senior Series 2008B (AGM) AMT 07/01/39	5.250%	1,000,000	1,091,740
San Francisco City & County Airports Commission-San Francisco International Airport(a) Refunding Revenue Bonds 2nd Series 2008-34E (AGM) AMT 05/01/25	5.750%	1,500,000	1,669,395
2nd Series 2011F AMT 05/01/29	5.000%	5,210,000	5,784,559
Revenue Bonds Series 2014A AMT 05/01/44	5.000%	6,000,000	6,520,800
Total			25,183,758
DISPOSAL 0.4%
California Pollution Control Financing Authority Refunding Revenue Bonds Waste Management, Inc. Series 2002A AMT(a)(b) 01/01/22	5.000%	2,000,000	2,093,360
HIGHER EDUCATION 5.8%
California Educational Facilities Authority Revenue Bonds California College of the Arts Series 2005 06/01/26	5.000%	1,000,000	1,001,920
California Lutheran University Series 2008 10/01/21	5.250%	665,000	733,409
10/01/38	5.750%	3,000,000	3,358,620

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chapman University Series 2011 04/01/31	5.000%	4,375,000	4,873,837
Loyola Marymount University Series 2010A 10/01/40	5.125%	1,250,000	1,389,838
California Municipal Finance Authority Refunding Revenue Bonds Azusa Pacific University Series 2015B 04/01/41	5.000%	1,500,000	1,607,805
Revenue Bonds Biola University Series 2008 10/01/28	5.800%	2,000,000	2,202,080
Series 2013 10/01/38	5.000%	1,000,000	1,075,300
10/01/42	5.000%	2,360,000	2,528,952
California State University Revenue Bonds Systemwide Series 2009A 11/01/40	6.000%	2,000,000	2,349,820
California Statewide Communities Development Authority Revenue Bonds California Baptist University Series 2014A 11/01/43	6.375%	3,000,000	3,410,820
Lancer Plaza Project Series 2013 11/01/33	5.625%	1,400,000	1,500,044
11/01/43	5.875%	1,875,000	2,012,344
Total			28,044,789
HOSPITAL 12.7%
California Health Facilities Financing Authority Refunding Revenue Bonds Cedars Sinai Medical Center Series 2005 11/15/34	5.000%	4,025,000	4,114,234
Revenue Bonds Adventist Health System West Series 2009A 09/01/39	5.750%	7,000,000	8,047,130
Catholic Healthcare Series 2011A 03/01/41	5.250%	3,000,000	3,319,860
Catholic Healthcare West Series 2009A 07/01/39	6.000%	1,000,000	1,154,020
Series 2009E 07/01/25	5.625%	1,125,000	1,278,866
Kaiser Permanente Series 2006A 04/01/39	5.250%	3,350,000	3,445,241

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Joseph Health System Series 2009A 07/01/29	5.500%	1,500,000	1,725,195
Series 2013A 07/01/37	5.000%	2,000,000	2,243,160
Sutter Health Obligation Group Series 2008A 08/15/30	5.000%	2,500,000	2,704,450
Series 2011B 08/15/31	5.875%	1,815,000	2,159,777
California Health Facilities Financing Authority(c) Refunding Revenue Bonds El Camino Hospital Series 2015A 02/01/40	5.000%	1,700,000	1,888,292
California Municipal Finance Authority Certificate of Participation Community Hospitals of Central California Series 2007 02/01/37	5.250%	2,500,000	2,604,825
Revenue Bonds Community Hospitals of Central California Series 2009 02/01/39	5.500%	4,000,000	4,425,640
NorthBay Healthcare Group Series 2015 11/01/44	5.000%	900,000	955,215
California Statewide Communities Development Authority Refunding Revenue Bonds Huntington Memorial Hospital Series 2014B
07/01/44	5.000%	1,000,000	1,110,940
Revenue Bonds Catholic Healthcare West Series 2008B 07/01/30	5.500%	1,920,000	2,092,781
Henry Mayo Newhall Memorial Series 2014A (AGM) 10/01/43	5.250%	1,500,000	1,680,915
John Muir Health Series 2006A 08/15/32	5.000%	3,000,000	3,154,380
Series 2009 07/01/39	5.125%	500,000	552,900
Kaiser Permanente Series 2001C 08/01/31	5.250%	1,100,000	1,156,199
Loma Linda University Medical Center Series 2014 12/01/54	5.500%	1,500,000	1,652,520
Sutter Health Series 2011A 08/15/42	6.000%	2,000,000	2,389,060

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Marysville Revenue Bonds Fremont-Rideout Health Group Series 2011 01/01/42	5.250%	4,000,000	4,413,160
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A 09/01/30	5.000%	3,000,000	3,238,380
Total			61,507,140
INVESTOR OWNED 1.0%
City of Chula Vista Revenue Bonds San Diego Gas & Electric Co. Series 2004D 01/01/34	5.875%	1,000,000	1,174,100
City of Chula Vista(a) Revenue Bonds San Diego Gas & Electric Co. Series 1992D AMT 12/01/27	5.000%	3,500,000	3,664,920
Total			4,839,020
LOCAL APPROPRIATION 3.5%
Anaheim Public Financing Authority Refunding Revenue Bonds Series 2014A 05/01/46	5.000%	1,000,000	1,123,190
City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC) 11/01/23	5.000%	2,235,000	2,338,324
Los Angeles Municipal Improvement Corp. Revenue Bonds Capital Equipment Series 2008A 09/01/24	5.000%	1,000,000	1,114,400
Series 2008B 09/01/38	5.000%	3,000,000	3,302,580
Pico Rivera Public Financing Authority Revenue Bonds Series 2009 09/01/31	5.500%	1,500,000	1,716,525
Sacramento City Schools Joint Powers Financing Authority Refunding Revenue Bonds Series 2006A 03/01/40	5.000%	2,000,000	2,173,920

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Public Facilities Financing Authority Revenue Bonds Capital Improvement Projects Series 2015A 10/15/44	5.000%	1,000,000	1,097,320
San Mateo County Board of Education Refunding Certificate of Participation Series 2009 06/01/35	5.250%	2,000,000	2,181,440
Victor Elementary School District Certificate of Participation School Construction Refinancing Project Series 1996 (NPFGC) 05/01/18	6.450%	1,775,000	1,907,788
Total			16,955,487
LOCAL GENERAL OBLIGATION 6.1%
Central Valley Schools Financing Authority General Obligation Refunding Revenue Bonds School District Program Series 1998A (NPFGC) 02/01/18	6.450%	485,000	517,946
City & County of San Francisco Unlimited General Obligation Refunding Bonds Series 2015R1 06/15/30	4.000%	3,000,000	3,205,890
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC) 08/01/26	5.250%	2,010,000	2,500,781
Grossmont Healthcare District Unlimited General Obligation Bonds 2006 Election Series 2011B 07/15/34	6.000%	2,000,000	2,448,140
Long Beach Unified School District Unlimited General Obligation Bonds Series 2015D-1(d) 08/01/32	0.000%	1,500,000	745,995
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D 01/01/34	5.000%	750,000	848,715
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC)(d) 08/01/32	0.000%	5,440,000	2,465,517

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A 08/01/33	5.500%	3,125,000	3,504,875
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Election of 2006 Series 2012A 08/01/22	5.000%	750,000	865,755
08/01/32	5.500%	2,500,000	2,838,250
Election of 2012 Series 2013 08/01/30	6.250%	1,095,000	1,316,464
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC)(d) 07/01/20	0.000%	3,460,000	2,871,419
San Gorgonio Memorial Health Care District Unlimited General Obligation Refunding Bonds Series 2014 08/01/39	5.000%	4,000,000	4,332,320
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC) 08/01/22	5.250%	925,000	996,586
Total			29,458,653
MULTI-FAMILY 2.3%
California Municipal Finance Authority Revenue Bonds Caritas Affordable Housing Senior Series 2014 08/15/49	5.250%	3,500,000	3,812,340
Subordinated Series 2014 08/15/49	5.875%	1,000,000	1,093,050
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2006 05/15/38	5.000%	2,500,000	2,591,375
Series 2012 05/15/31	5.125%	2,000,000	2,216,320
Revenue Bonds University of California Irvine East Campus Apartments Series 2008 05/15/32	5.750%	1,500,000	1,646,625
Total			11,359,710

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MUNICIPAL POWER 2.1%
Anaheim Public Financing Authority Revenue Bonds Anaheim Electric Systems Distribution Series 2009 10/01/25	5.000%	1,000,000	1,124,100
City of Riverside Electric Revenue Bonds Series 2008D (AGM) 10/01/28	5.000%	1,325,000	1,479,349
City of Vernon Electric System Revenue Bonds Series 2009A 08/01/21	5.125%	2,730,000	3,059,784
Series 2012A 08/01/30	5.000%	1,000,000	1,104,060
Imperial Irrigation District Refunding Revenue Bonds Systems Series 2011A 11/01/31	6.250%	1,000,000	1,211,110
Modesto Irrigation District Certificate of Participation Series 2004B 07/01/35	5.500%	2,000,000	2,141,240
Total			10,119,643
OTHER BOND ISSUE 1.7%
California Infrastructure & Economic Development Bank Revenue Bonds Series 2008 02/01/33	5.250%	3,000,000	3,272,340
02/01/38	5.250%	3,050,000	3,326,879
San Diego County Regional Airport Authority Revenue Bonds Consolidated Rental Car Facility Project Series 2014A 07/01/44	5.000%	1,500,000	1,658,985
Total			8,258,204
PORTS 2.3%
Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A 03/01/40	5.125%	5,000,000	5,511,900
Port of Los Angeles Refunding Revenue Bonds Series 2014A AMT(a) 08/01/44	5.000%	5,000,000	5,505,100
Total			11,017,000

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PREP SCHOOL 1.5%
California Municipal Finance Authority Revenue Bonds Julian Charter School Project Series 2015A(e) 03/01/45	5.625%	3,000,000	3,005,370
California School Finance Authority Revenue Bonds KIPP Los Angeles Projects Series 2014A 07/01/44	5.125%	1,000,000	1,051,080
California School Finance Authority(e) Revenue Bonds Alliance College-Ready Public Schools Series 2015 07/01/45	5.000%	1,705,000	1,808,153
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010 07/01/30	6.000%	1,420,000	1,524,966
Total			7,389,569
PREPAID GAS 0.3%
M-S-R Energy Authority Revenue Bonds Series 2009B 11/01/34	7.000%	1,000,000	1,391,800
REFUNDED / ESCROWED 3.6%
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011 12/01/40	6.000%	1,000,000	1,271,230
City of Pomona Refunding Revenue Bonds Series 1990B Escrowed to Maturity (GNMA/FHLMC) 08/01/23	7.500%	755,000	944,973
City of Redding Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC)(b) 07/01/22	12.310%	370,000	499,241
County of Riverside Revenue Bonds Series 1989A Escrowed to Maturity (GNMA) AMT(a) 05/01/21	7.800%	2,500,000	3,343,425

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity(d) 01/01/20	0.000%	12,000,000	11,311,200
Total			17,370,069
RESOURCE RECOVERY 0.6%
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT(a)(e)(f) 12/01/32	7.500%	2,745,000	3,134,982
RETIREMENT COMMUNITIES 3.4%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011 07/01/31	6.000%	2,200,000	2,501,378
California Health Facilities Financing Authority Refunding Revenue Bonds Northern California Presbyterian Homes Series 2015 07/01/44	5.000%	700,000	779,016
California Statewide Communities Development Authority Refunding Revenue Bonds 899 Charleston Project Series 2014A 11/01/49	5.375%	1,885,000	1,912,728
Episcopal Communities and Services Series 2012 05/15/42	5.000%	4,235,000	4,554,446
Revenue Bonds American Baptist Homes West Series 2010 10/01/39	6.250%	1,500,000	1,686,450
Covenant Retirement Communities, Inc. Series 2013 12/01/36	5.625%	2,000,000	2,175,020
Eskaton Properties, Inc. Series 2012 11/15/34	5.250%	1,250,000	1,339,913
City of La Verne Refunding Certificate of Participation Brethren Hillcrest Homes Series 2014 05/15/36	5.000%	1,100,000	1,167,573
Los Angeles County Regional Financing Authority Revenue Bonds Montecedro, Inc. Project Series 2014A 11/15/44	5.000%	500,000	545,865
Total			16,662,389

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SINGLE FAMILY 0.6%
California Housing Finance Agency(a) Revenue Bonds Home Mortgage Series 2006H (FGIC) AMT 08/01/30	5.750%	270,000	281,442
Series 2006K AMT 08/01/26	4.625%	2,435,000	2,460,373
02/01/42	5.500%	85,000	86,519
Total			2,828,334
SPECIAL NON PROPERTY TAX 1.2%
Riverside County Transportation Commission Revenue Bonds Limited Tax Series 2010A 06/01/32	5.000%	5,000,000	5,750,600
SPECIAL PROPERTY TAX 19.1%
Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007 09/01/37	5.000%	1,000,000	1,023,350
Bakersfield Redevelopment Agency Tax Allocation Bonds Old Town Kern Pioneer Series 2009A 08/01/29	7.500%	1,720,000	1,873,441
Southeast Bakersfield Series 2009B 08/01/29	7.250%	805,000	869,134
Carson Redevelopment Agency Successor Agency Tax Allocation Bonds Housing Series 2010A 10/01/30	5.000%	5,000,000	5,552,800
Cerritos Public Financing Authority Tax Allocation Bonds Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC) 11/01/23	6.500%	2,000,000	2,442,300
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/30	5.000%	2,500,000	2,771,350
09/01/38	5.000%	625,000	681,225
City of Carson Special Assessment Bonds Assessment District No. 92-1 Series 1992 09/02/22	7.375%	90,000	91,001

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Irvine Special Tax Bonds Community Facilities District 2013-3 Series 2014 09/01/39	5.000%	750,000	820,350
09/01/44	5.000%	1,025,000	1,116,656
City of Palo Alto Refunding & Improvement Special Assessment Bonds Limited Obligation-University Ave. Series 2012 09/02/29	5.000%	800,000	872,168
City of Yucaipa Refunding Special Tax Bonds Community Facilities District No. 98-1 Series 2011 09/01/30	5.375%	1,500,000	1,702,260
Corona-Norco Unified School District Refunding Special Tax Bonds Community Facilities District #98-1 Series 2013 09/01/32	5.000%	1,300,000	1,432,951
Elk Grove Unified School District Refunding Special Tax Bonds Community Facilities District No. 1 Series 1995 (AMBAC) 12/01/24	6.500%	3,000,000	3,619,680
Elk Grove Unified School District(d) Refunding Special Tax Bonds Capital Appreciation-Community Facilities District No. 1 Series 1995 (AMBAC) 12/01/18	0.000%	2,720,000	2,296,958
Folsom Redevelopment Agency Tax Allocation Bonds Central Folsom Redevelopment Project Series 2009 08/01/29	5.125%	1,000,000	1,049,120
08/01/36	5.500%	1,000,000	1,058,060
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC) 05/01/23	5.250%	2,100,000	2,317,728
Inland Valley Development Agency Refunding Tax Allocation Bonds Series 2014A 09/01/44	5.000%	5,000,000	5,466,150
Jurupa Public Financing Authority Refunding Special Tax Bonds Series 2014A 09/01/42	5.000%	1,000,000	1,087,790

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Community Redevelopment Agency Tax Allocation Bonds Hollywood Redevelopment Project Series 1998C (NPFGC) 07/01/18	5.375%	1,665,000	1,825,390
Mountain View Shoreline Regional Park Community Tax Allocation Bonds Series 2011A 08/01/35	5.625%	1,300,000	1,465,035
08/01/40	5.750%	2,000,000	2,308,400
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004 06/01/33	5.375%	1,500,000	1,500,900
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A 07/01/27	6.000%	4,780,000	5,465,834
Pittsburg Successor Agency Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Series 1999 (AMBAC)(d) 08/01/24	0.000%	2,100,000	1,445,262
Poway Unified School District Special Tax Bonds Community Facilities District No. 6-4S Ranch Series 2012 09/01/31	5.000%	1,370,000	1,509,329
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC) 09/01/34	5.000%	3,200,000	3,444,608
Riverside Public Financing Authority Unrefunded Revenue Bonds Multiple Loans Series 1991A 02/01/18	8.000%	10,000	10,125
San Diego Redevelopment Agency Tax Allocation Bonds Capital Appreciation Series 2001 (AGM)(d) 09/01/20	0.000%	3,630,000	3,211,243
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay North Redevelopment Series 2009C 08/01/29	6.000%	1,035,000	1,182,570
08/01/39	6.500%	2,625,000	3,039,015

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mission Bay South Redevelopment Series 2009D 08/01/29	6.375%	1,000,000	1,148,910
Mission Bay South Redevelopment Project Series 2014A 08/01/43	5.000%	1,000,000	1,093,640
San Francisco Redevelopment Projects Series 2009B 08/01/28	6.125%	1,010,000	1,166,146
08/01/32	6.500%	500,000	578,860
Series 2011B 08/01/26	6.125%	500,000	602,150
08/01/31	6.250%	2,600,000	3,092,284
08/01/41	6.625%	1,600,000	1,953,824
Santa Monica Redevelopment Agency Tax Allocation Bonds Earthquake Recovery Redevelopment Series 2011 07/01/36	5.875%	1,250,000	1,497,288
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A 08/01/31	7.000%	1,000,000	1,229,080
Sulphur Springs Union School District Refunding Special Tax Bonds Community Facilities District No. 2002-1-SE Series 2012 09/01/30	5.000%	1,270,000	1,403,502
09/01/31	5.000%	1,365,000	1,503,821
09/01/33	5.000%	1,000,000	1,092,210
Temecula Redevelopment Agency Tax Allocation Bonds Housing Redevelopment Project No. 1 Series 2011A 08/01/39	7.000%	2,100,000	2,636,739
Temecula Valley Unified School District Financing Authority Special Tax Bonds Series 2015 09/01/40	5.000%	1,165,000	1,303,134
Union City Community Redevelopment Agency Tax Allocation Bonds Subordinated Lien-Community Redevelopment Project Series 2011 12/01/33	6.875%	1,500,000	1,871,985
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996 09/01/17	6.000%	1,905,000	2,007,432

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Yorba Linda Redevelopment Agency Tax Allocation Bonds Subordinated Lien-Redevelopment Project Series 2011A 09/01/26	6.000%	1,000,000	1,217,170
09/01/32	6.500%	2,000,000	2,437,620
Total			92,387,978
STATE APPROPRIATED 8.8%
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012G 11/01/29	5.000%	2,500,000	2,886,325
11/01/37	5.000%	6,825,000	7,643,522
Revenue Bonds California State University Projects Series 2011B 10/01/31	5.000%	1,200,000	1,350,348
Judicial Council Projects Series 2011D 12/01/31	5.000%	5,100,000	5,780,289
Series 2013A 03/01/32	5.000%	1,500,000	1,684,665
03/01/38	5.000%	2,500,000	2,769,400
Series 2014B 10/01/39	5.000%	1,000,000	1,124,580
Various Capital Projects Series 2011A 10/01/31	5.125%	5,000,000	5,688,050
Subordinated Series 2009I-1 11/01/29	6.125%	5,000,000	6,068,050
Subordinated Series 2010A-1 03/01/35	6.000%	2,750,000	3,271,373
Various Correctional Facilities Series 2014A 09/01/39	5.000%	3,895,000	4,376,500
Total			42,643,102
STATE GENERAL OBLIGATION 10.4%
State of California Unlimited General Obligation Bonds Series 2008 08/01/34	5.000%	3,000,000	3,349,290
Various Purpose Series 2009 10/01/29	5.000%	3,000,000	3,454,290
04/01/31	5.750%	2,750,000	3,195,500
04/01/35	6.000%	4,000,000	4,680,960
04/01/38	6.000%	10,500,000	12,287,520
11/01/39	5.500%	4,965,000	5,786,559
Series 2010 03/01/30	5.250%	1,000,000	1,164,630
03/01/33	6.000%	4,000,000	4,797,240
03/01/40	5.500%	4,800,000	5,611,632

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012 04/01/42	5.000%	5,200,000	5,824,676
Unrefunded Unlimited General Obligation Bonds Series 2004 04/01/29	5.300%	2,000	2,008
Total			50,154,305
TURNPIKE / BRIDGE / TOLL ROAD 3.2%
Bay Area Toll Authority Subordinated Revenue Bonds San Francisco Bay Area Series 2014S-6 10/01/54	5.000%	7,500,000	8,160,825
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Series 2014A 01/15/46	5.750%	2,850,000	3,309,021
Foothill-Eastern Transportation Corridor Agency(d) Refunding Revenue Bonds Series 2015 01/15/33	0.000%	5,000,000	2,226,150
Riverside County Transportation Commission Revenue Bonds Senior Lien Series 2013A 06/01/48	5.750%	1,500,000	1,708,665
Total			15,404,661
WATER & SEWER 2.0%
City of Lodi Certificate of Participation Series 2007A (AGM) 10/01/37	5.000%	1,250,000	1,350,450

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Eastern Municipal Water District Certificate of Participation Series 2008H 07/01/33	5.000%	1,000,000	1,108,100
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A 05/15/34	5.250%	1,500,000	1,712,445
05/15/39	5.250%	3,000,000	3,407,250
San Diego Public Facilities Financing Authority Water Revenue Bonds Series 2009B 08/01/34	5.375%	2,000,000	2,307,300
Total			9,885,545
Total Municipal Bonds (Cost: $425,999,489)			473,840,098

Money Market Funds 1.4%

	Shares	Value ($)
Dreyfus General California Municipal Money Market Fund, 0.000%(g)	1,011,912	1,011,912
JPMorgan Tax-Free Money Market Fund, 0.010%(g)	5,598,659	5,598,659
Total Money Market Funds (Cost: $6,610,571)		6,610,571
Total Investments (Cost: $432,610,060)		480,450,669
Other Assets & Liabilities, Net		3,759,858
Net Assets		484,210,527

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Variable rate security.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Zero coupon bond.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $7,948,505 or 1.64% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2015 was $3,134,982, which represents 0.65% of net assets. Information concerning such security holdings at April 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT 12/01/32 7.500%	12/22/2011	2,745,000

(g)  The rate shown is the seven-day current annualized yield at April 30, 2015.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	473,840,098	—	473,840,098
Total Bonds	—	473,840,098	—	473,840,098
Mutual Funds
Money Market Funds	6,610,571	—	—	6,610,571
Total Mutual Funds	6,610,571	—	—	6,610,571
Total	6,610,571	473,840,098	—	480,450,669

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $432,610,060)	$480,450,669
Receivable for:
Investments sold	644,600
Capital shares sold	1,278,127
Interest	5,794,225
Expense reimbursement due from Investment Manager	1,229
Prepaid expenses	976
Trustees' deferred compensation plan	59,487
Other assets	5,262
Total assets	488,234,575
Liabilities
Payable for:
Investments purchased	73,046
Investments purchased on a delayed delivery basis	1,890,910
Capital shares purchased	313,213
Dividend distributions to shareholders	1,522,093
Investment management fees	5,298
Distribution and/or service fees	3,290
Transfer agent fees	72,051
Administration fees	895
Compensation of board members	28,252
Chief compliance officer expenses	21
Other expenses	55,492
Trustees' deferred compensation plan	59,487
Total liabilities	4,024,048
Net assets applicable to outstanding capital stock	$484,210,527
Represented by
Paid-in capital	$433,925,639
Undistributed net investment income	93,799
Accumulated net realized gain	2,350,480
Unrealized appreciation (depreciation) on:
Investments	47,840,609
Total — representing net assets applicable to outstanding capital stock	$484,210,527

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2015 (Unaudited)

Class A
Net assets	$360,445,454
Shares outstanding	45,526,036
Net asset value per share	$7.92
Maximum offering price per share(a)	$8.16
Class B
Net assets	$209,908
Shares outstanding	26,516
Net asset value per share	$7.92
Class C
Net assets	$42,608,558
Shares outstanding	5,380,740
Net asset value per share	$7.92
Class R4
Net assets	$25,732
Shares outstanding	3,249
Net asset value per share	$7.92
Class Z
Net assets	$80,920,875
Shares outstanding	10,217,226
Net asset value per share	$7.92

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Net investment income
Income:
Dividends	$154
Interest	11,022,047
Total income	11,022,201
Expenses:
Investment management fees	951,287
Distribution and/or service fees
Class A	446,411
Class B	1,527
Class C	210,217
Transfer agent fees
Class A	239,458
Class B	205
Class C	28,189
Class R4	16
Class Z	51,062
Administration fees	160,783
Compensation of board members	15,883
Custodian fees	2,277
Printing and postage fees	16,996
Registration fees	9,630
Professional fees	18,504
Chief compliance officer expenses	119
Other	8,141
Total expenses	2,160,705
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(218,314)
Fees waived by Distributor — Class C	(63,065)
Total net expenses	1,879,326
Net investment income	9,142,875
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,855,205
Net realized gain	2,855,205
Net change in unrealized appreciation (depreciation) on:
Investments	(5,265,842)
Net change in unrealized depreciation	(5,265,842)
Net realized and unrealized loss	(2,410,637)
Net increase in net assets resulting from operations	$6,732,238

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations
Net investment income	$9,142,875	$18,914,802
Net realized gain	2,855,205	2,218,440
Net change in unrealized appreciation (depreciation)	(5,265,842)	28,551,820
Net increase in net assets resulting from operations	6,732,238	49,685,062
Distributions to shareholders
Net investment income
Class A	(6,864,302)	(14,369,610)
Class B	(4,725)	(17,298)
Class C	(713,348)	(1,423,946)
Class R4	(515)	(535)
Class Z	(1,559,211)	(3,100,213)
Net realized gains
Class A	(1,583,611)	(2,827,887)
Class B	(1,559)	(5,909)
Class C	(186,877)	(307,302)
Class R4	(115)	(19)
Class Z	(329,758)	(554,329)
Total distributions to shareholders	(11,244,021)	(22,607,048)
Increase (decrease) in net assets from capital stock activity	11,522,015	(18,308,049)
Total increase in net assets	7,010,232	8,769,965
Net assets at beginning of period	477,200,295	468,430,330
Net assets at end of period	$484,210,527	$477,200,295
Undistributed net investment income	$93,799	$93,025

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	2,168,430	17,323,090	2,150,703	16,632,791
Distributions reinvested	827,205	6,604,128	1,711,385	13,152,966
Redemptions	(2,496,587)	(19,942,734)	(6,208,293)	(47,783,946)
Net increase (decrease)	499,048	3,984,484	(2,346,205)	(17,998,189)
Class B shares
Subscriptions	559	4,464	133	1,011
Distributions reinvested	645	5,147	2,611	19,899
Redemptions(a)	(19,704)	(157,168)	(59,656)	(457,943)
Net decrease	(18,500)	(147,557)	(56,912)	(437,033)
Class C shares
Subscriptions	335,053	2,677,857	933,341	7,218,247
Distributions reinvested	63,439	506,442	119,969	923,171
Redemptions	(267,851)	(2,139,384)	(1,034,056)	(7,936,798)
Net increase	130,641	1,044,915	19,254	204,620
Class R4 shares
Subscriptions	503	4,003	2,424	18,700
Distributions reinvested	46	369	29	229
Redemptions	(38)	(304)	(30)	(238)
Net increase	511	4,068	2,423	18,691
Class Z shares
Subscriptions	1,136,512	9,073,192	2,778,204	21,125,662
Distributions reinvested	55,945	446,830	93,113	717,607
Redemptions	(361,259)	(2,883,917)	(2,875,052)	(21,939,407)
Net increase (decrease)	831,198	6,636,105	(3,735)	(96,138)
Total net increase (decrease)	1,442,898	11,522,015	(2,385,175)	(18,308,049)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2015		Year Ended October 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$7.99		$7.54		$7.99		$7.38		$7.64		$7.30
Income from investment operations:
Net investment income	0.15		0.31		0.31		0.31		0.31		0.32
Net realized and unrealized gain (loss)	(0.03)		0.51		(0.45)		0.61		(0.12)		0.36
Total from investment operations	0.12		0.82		(0.14)		0.92		0.19		0.68
Less distributions to shareholders:
Net investment income	(0.15)		(0.31)		(0.30)		(0.31)		(0.31)		(0.32)
Net realized gains	(0.04)		(0.06)		(0.01)		—		(0.14)		(0.02)
Total distributions to shareholders	(0.19)		(0.37)		(0.31)		(0.31)		(0.45)		(0.34)
Net asset value, end of period	$7.92		$7.99		$7.54		$7.99		$7.38		$7.64
Total return	1.48%		11.22%		(1.80%)		12.63%		2.84%		9.52%
Ratios to average net assets(a)
Total gross expenses	0.88	%(b)	0.88%		0.87%		0.86%		0.92%		0.87%
Total net expenses(c)	0.79	%(b)	0.79	%(d)	0.78	%(d)	0.78	%(d)	0.81	%(d)	0.84	%(d)
Net investment income	3.84	%(b)	4.05%		3.91%		3.97%		4.30%		4.25%
Supplemental data
Net assets, end of period (in thousands)	$360,445		$359,825		$357,344		$430,657		$407,479		$259,552
Portfolio turnover	7%		14%		14%		14%		28%		12%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$7.99		$7.54		$7.99		$7.38		$7.64		$7.30
Income from investment operations:
Net investment income	0.12		0.25		0.25		0.25		0.25		0.26
Net realized and unrealized gain (loss)	(0.03)		0.51		(0.45)		0.61		(0.12)		0.36
Total from investment operations	0.09		0.76		(0.20)		0.86		0.13		0.62
Less distributions to shareholders:
Net investment income	(0.12)		(0.25)		(0.24)		(0.25)		(0.25)		(0.26)
Net realized gains	(0.04)		(0.06)		(0.01)		—		(0.14)		(0.02)
Total distributions to shareholders	(0.16)		(0.31)		(0.25)		(0.25)		(0.39)		(0.28)
Net asset value, end of period	$7.92		$7.99		$7.54		$7.99		$7.38		$7.64
Total return	1.10%		10.39%		(2.53%)		11.78%		2.06%		8.71%
Ratios to average net assets(a)
Total gross expenses	1.63	%(b)	1.63%		1.62%		1.61%		1.68%		1.62%
Total net expenses(c)	1.54	%(b)	1.54	%(d)	1.53	%(d)	1.53	%(d)	1.58	%(d)	1.59	%(d)
Net investment income	3.10	%(b)	3.31%		3.13%		3.22%		3.53%		3.52%
Supplemental data
Net assets, end of period (in thousands)	$210		$360		$769		$1,456		$1,989		$2,095
Portfolio turnover	7%		14%		14%		14%		28%		12%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA CALIFORNIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$7.99		$7.54		$7.99		$7.38		$7.64		$7.30
Income from investment operations:
Net investment income	0.13		0.28		0.27		0.27		0.28		0.28
Net realized and unrealized gain (loss)	(0.03)		0.51		(0.44)		0.61		(0.13)		0.37
Total from investment operations	0.10		0.79		(0.17)		0.88		0.15		0.65
Less distributions to shareholders:
Net investment income	(0.13)		(0.28)		(0.27)		(0.27)		(0.27)		(0.29)
Net realized gains	(0.04)		(0.06)		(0.01)		—		(0.14)		(0.02)
Total distributions to shareholders	(0.17)		(0.34)		(0.28)		(0.27)		(0.41)		(0.31)
Net asset value, end of period	$7.92		$7.99		$7.54		$7.99		$7.38		$7.64
Total return	1.25%		10.72%		(2.24%)		12.12%		2.37%		9.03%
Ratios to average net assets(a)
Total gross expenses	1.63	%(b)	1.63%		1.62%		1.61%		1.69%		1.62%
Total net expenses(c)	1.24	%(b)	1.24	%(d)	1.23	%(d)	1.23	%(d)	1.27	%(d)	1.29	%(d)
Net investment income	3.39	%(b)	3.59%		3.46%		3.52%		3.86%		3.79%
Supplemental data
Net assets, end of period (in thousands)	$42,609		$41,962		$39,465		$45,680		$39,040		$32,080
Portfolio turnover	7%		14%		14%		14%		28%		12%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$7.99		$7.55		$7.97
Income from investment operations:
Net investment income	0.16		0.33		0.20
Net realized and unrealized gain (loss)	(0.03)		0.50		(0.42)
Total from investment operations	0.13		0.83		(0.22)
Less distributions to shareholders:
Net investment income	(0.16)		(0.33)		(0.20)
Net realized gains	(0.04)		(0.06)		—
Total distributions to shareholders	(0.20)		(0.39)		(0.20)
Net asset value, end of period	$7.92		$7.99		$7.55
Total return	1.60%		11.35%		(2.75%)
Ratios to average net assets(b)
Total gross expenses	0.63	%(c)	0.62%		0.60	%(c)
Total net expenses(d)	0.54	%(c)	0.54	%(e)	0.53	%(c)(e)
Net investment income	4.10	%(c)	4.25%		4.32	%(c)
Supplemental data
Net assets, end of period (in thousands)	$26		$22		$2
Portfolio turnover	7%		14%		14%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$7.99		$7.55		$8.00		$7.38		$7.64		$7.30
Income from investment operations:
Net investment income	0.16		0.33		0.33		0.33		0.33		0.33
Net realized and unrealized gain (loss)	(0.03)		0.50		(0.45)		0.62		(0.13)		0.37
Total from investment operations	0.13		0.83		(0.12)		0.95		0.20		0.70
Less distributions to shareholders:
Net investment income	(0.16)		(0.33)		(0.32)		(0.33)		(0.32)		(0.34)
Net realized gains	(0.04)		(0.06)		(0.01)		—		(0.14)		(0.02)
Total distributions to shareholders	(0.20)		(0.39)		(0.33)		(0.33)		(0.46)		(0.36)
Net asset value, end of period	$7.92		$7.99		$7.55		$8.00		$7.38		$7.64
Total return	1.60%		11.35%		(1.54%)		13.05%		3.05%		9.78%
Ratios to average net assets(a)
Total gross expenses	0.63	%(b)	0.63%		0.62%		0.61%		0.70%		0.63%
Total net expenses(c)	0.54	%(b)	0.54	%(d)	0.53	%(d)	0.53	%(d)	0.59	%(d)	0.60	%(d)
Net investment income	4.10	%(b)	4.30%		4.16%		4.22%		4.57%		4.49%
Supplemental data
Net assets, end of period (in thousands)	$80,921		$75,032		$70,850		$84,354		$76,568		$94,541
Portfolio turnover	7%		14%		14%		14%		28%		12%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1. Organization

Columbia California Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

Semiannual Report 2015
25

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily

Semiannual Report 2015
26

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2015 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2015 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended April 30, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.13%
Class B	0.13
Class C	0.13
Class R4	0.13
Class Z	0.13

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At April 30, 2015, the Fund's total potential future obligation over the life of the Guaranty is $47,801. The liability remaining at April 30, 2015 for non-recurring charges associated with the lease amounted to $27,654 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service

Semiannual Report 2015
27

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $86,612 for Class A, $180 for Class B and $1,737 for Class C shares for the six months ended April 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2015 through February 29, 2016	Prior to March 1, 2015
Class A	0.81%	0.79%
Class B	1.56	1.54
Class C	1.56	1.54
Class R4	0.56	0.54
Class Z	0.56	0.54

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties

In addition, the Fund's expense ratio is subject to a voluntary expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.79% for Class A, 1.54% for Class B, 1.54% for Class C, 0.54% for Class R4 and 0.54% for Class Z. This arrangement may be revised or discontinued at any time.

Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement under these fee waivers and/or expense reimbursement arrangements.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2015, the cost of investments for federal income tax purposes was approximately $432,610,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$48,444,000
Unrealized depreciation	(603,000)
Net unrealized appreciation	$47,841,000

Semiannual Report 2015
28

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $37,675,755 and $31,714,859, respectively, for the six months ended April 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At April 30, 2015, one unaffiliated shareholder of record owned 23.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 26.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended April 30, 2015.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the

Semiannual Report 2015
29

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
30

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
31

Columbia California Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR123_10_E01_(06/15)

SEMIANNUAL REPORT

April 30, 2015

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 12th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of March 31, 2015. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of March 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
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*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	21
Important Information About This Report	27
Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free Connecticut Intermediate Muni Bond Fund (the Fund) Class A shares returned 0.48% excluding sales charges for the six-month period that ended April 30, 2015. The Fund's Class Z shares returned 0.60% for the same time period.

■  The Fund underperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 0.91% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/18/02
Excluding sales charges		0.48	2.83	3.32	3.25
Including sales charges		-2.52	-0.27	2.70	2.94
Class B	11/18/02
Excluding sales charges		0.11	2.06	2.54	2.48
Including sales charges		-2.86	-0.93	2.54	2.48
Class C	11/18/02
Excluding sales charges		0.25	2.37	2.89	2.84
Including sales charges		-0.74	1.37	2.89	2.84
Class R4*	03/19/13	0.61	3.12	3.58	3.52
Class T	06/26/00
Excluding sales charges		0.55	2.91	3.42	3.36
Including sales charges		-4.22	-2.01	2.42	2.86
Class Z	08/01/94	0.60	3.08	3.58	3.51
Barclays 3-15 Year Blend Municipal Bond Index		0.91	3.76	4.35	4.54

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at April 30, 2015)
AAA rating	9.6
AA rating	38.4
A rating	45.4
BBB rating	2.5
Not rated	4.1
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian McGreevy

Semiannual Report 2015
3

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2014 – April 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,004.80	1,020.78	4.03	4.06	0.81
Class B	1,000.00	1,000.00	1,001.10	1,017.06	7.74	7.80	1.56
Class C	1,000.00	1,000.00	1,002.50	1,018.55	6.26	6.31	1.26
Class R4	1,000.00	1,000.00	1,006.10	1,022.02	2.79	2.81	0.56
Class T	1,000.00	1,000.00	1,005.50	1,021.27	3.53	3.56	0.71
Class Z	1,000.00	1,000.00	1,006.00	1,022.02	2.79	2.81	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
DISPOSAL 1.0%
New Haven Solid Waste Authority Revenue Bonds Series 2008 06/01/23	5.125%	1,520,000	1,656,891
HIGHER EDUCATION 13.0%
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Connecticut State University Series 2014O 11/01/25	4.000%	2,000,000	2,278,640
Sacred Heart University Series 2012H (AGM) 07/01/19	5.000%	2,350,000	2,677,096
Revenue Bonds Fairfield University Series 2008N 07/01/18	5.000%	1,500,000	1,662,375
07/01/22	5.000%	2,500,000	2,776,050
Quinnipiac University Series 2007I (NPFGC) 07/01/22	5.000%	2,000,000	2,158,560
Quinnipiac University Health & Education Series 2007 (NPFGC) 07/01/28	5.000%	2,000,000	2,204,760
Sacred Heart University Series 2011G 07/01/20	5.000%	1,190,000	1,328,207
Trinity College Series 1998F (NPFGC) 07/01/21	5.500%	500,000	570,305
Yale University Series 1997T-1 07/01/29	4.700%	4,800,000	5,157,792
Total			20,813,785
HOSPITAL 15.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds Bridgeport Hospital Series 2012D 07/01/22	5.000%	1,400,000	1,663,774
Hartford Healthcare Series 2014E 07/01/34	5.000%	2,360,000	2,612,095
Health System Catholic East Series 2010 11/15/29	4.750%	3,420,000	3,716,138
Hospital for Special Care Series 2007C (AGM) 07/01/17	5.250%	500,000	546,165
07/01/20	5.250%	1,235,000	1,333,751
07/01/27	5.250%	750,000	800,648

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lawrence & Memorial Hospital Series 2011S 07/01/31	5.000%	2,000,000	2,188,300
Middlesex Hospital Series 2006M (AGM) 07/01/27	4.875%	500,000	530,150
Series 2011N 07/01/20	5.000%	1,365,000	1,546,490
07/01/21	5.000%	1,000,000	1,137,810
Stamford Hospital Series 2012J 07/01/20	5.000%	1,525,000	1,742,160
Western Connecticut Health Network Series 2011 07/01/19	5.000%	1,760,000	1,972,414
07/01/20	5.000%	1,630,000	1,846,725
Yale-New Haven Health Series 2014A 07/01/31	5.000%	2,500,000	2,852,925
Yale-New Haven Hospital Series 2013N 07/01/25	5.000%	300,000	350,871
Total			24,840,416
INVESTOR OWNED 3.4%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011 09/01/28	4.375%	5,000,000	5,442,400
JOINT POWER AUTHORITY 0.7%
Connecticut Municipal Electric Energy Cooperative Revenue Bonds Series 2012A 01/01/27	5.000%	1,000,000	1,130,360
LOCAL GENERAL OBLIGATION 20.6%
City of Bridgeport Unlimited General Obligation Bonds Series 2014A (AGM) 07/01/31	5.000%	1,350,000	1,539,418
Unlimited General Obligation Refunding Bonds Series 2004C (NPFGC) 08/15/17	5.250%	1,500,000	1,641,210
08/15/21	5.500%	1,125,000	1,339,740
City of Hartford Unlimited General Obligation Bonds Series 2011A 04/01/22	5.250%	1,325,000	1,551,959
04/01/23	5.250%	1,325,000	1,534,204
04/01/24	5.250%	1,325,000	1,531,210
Unlimited General Obligation Refunding Bonds Series 2005C (NPFGC) 09/01/19	5.000%	2,085,000	2,382,926

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013A 04/01/26	5.000%	1,810,000	2,096,650
City of Middletown Unlimited General Obligation Bonds Series 2015 04/01/26	5.000%	2,000,000	2,498,520
City of New Haven Unlimited General Obligation Bonds Series 2011 (AGM) 08/01/18	5.000%	820,000	914,259
Unlimited General Obligation Refunding Bonds Series 2008 (AGM) 11/01/18	5.000%	4,410,000	4,943,742
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B 08/15/17	5.250%	1,125,000	1,241,516
Town of Brookfield Unlimited General Obligation Refunding Bonds Series 2014 08/01/25	5.000%	325,000	408,905
Town of Fairfield Unlimited General Obligation Refunding Bonds Series 2008 01/01/20	5.000%	1,000,000	1,166,100
01/01/22	5.000%	500,000	605,010
Town of Hamden Unlimited General Obligation Bonds Build America Bonds Series 2014A 08/15/23	5.000%	320,000	376,170
Town of North Haven Unlimited General Obligation Bonds Series 2007 07/15/24	4.750%	1,150,000	1,383,807
07/15/25	4.750%	1,150,000	1,393,029
Town of Ridgefield Unlimited General Obligation Refunding Bonds Series 2009 09/15/20	5.000%	2,130,000	2,516,744
Town of Stratford Unlimited General Obligation Refunding Bonds Series 2014 12/15/32	5.000%	600,000	679,914
Town of Trumbull Unlimited General Obligation Refunding Bonds Series 2009 09/15/20	4.000%	575,000	635,456
09/15/21	4.000%	600,000	658,926
Total			33,039,415

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MULTI-FAMILY 1.4%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009 06/01/22	5.000%	1,035,000	1,080,385
06/01/23	5.000%	1,085,000	1,129,192
Total			2,209,577
MUNICIPAL POWER 0.2%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(a)
10/01/24	5.000%	315,000	373,174
NURSING HOME 0.8%
Connecticut State Development Authority Revenue Bonds Alzheimers Resource Center, Inc. Project Series 2007 08/15/17	5.200%	670,000	704,693
08/15/21	5.400%	500,000	522,425
Total			1,227,118
PREP SCHOOL 3.8%
Connecticut State Health & Educational Facility Authority Revenue Bonds Greenwich Academy Series 2007E (AGM) 03/01/26	5.250%	2,770,000	3,297,491
Loomis Chaffe School Series 2005F (AMBAC) 07/01/27	5.250%	1,670,000	2,123,104
Miss Porters School Issue Series 2006B (AMBAC) 07/01/29	4.500%	600,000	623,778
Total			6,044,373
REFUNDED / ESCROWED 3.5%
City of Hartford Unlimited General Obligation Bonds Series 2009A Escrowed to Maturity (AGM) 08/15/17	5.000%	695,000	761,949
Connecticut Municipal Electric Energy Cooperative Prerefunded 01/01/17 Revenue Bonds Series 2006A (AMBAC) 01/01/22	5.000%	2,000,000	2,146,300
Revenue Bonds Series 2009A Escrowed to Maturity (AGM) 01/01/17	5.000%	1,525,000	1,637,880

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM)(a) 07/01/22	5.250%	895,000	1,104,869
Total			5,650,998
SINGLE FAMILY 3.5%
Connecticut Housing Finance Authority Refunding Revenue Bonds Series 2014 11/15/29	3.000%	1,625,000	1,598,594
Revenue Bonds Subordinated Series 2008B-1 11/15/23	4.750%	2,500,000	2,654,500
Subordinated Series 2009B-1 11/15/24	4.550%	1,295,000	1,299,351
Total			5,552,445
SPECIAL NON PROPERTY TAX 8.8%
State of Connecticut Special Tax Revenue Bonds Transportation Infrastructure Series 2009A 12/01/19	4.500%	3,765,000	4,280,993
Series 2014A 09/01/25	5.000%	2,500,000	3,033,675
State of Connecticut Refunding Special Tax Bonds 2nd Lien Transportation Infrastructure Series 2009-1 02/01/19	5.000%	3,450,000	3,922,305
Territory of Guam Revenue Bonds Series 2011A(a) 01/01/31	5.000%	550,000	606,232
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A(a) 10/01/25	5.000%	2,020,000	2,272,238
Total			14,115,443
SPECIAL PROPERTY TAX 1.9%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/22	7.000%	2,496,000	2,963,201

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
STATE APPROPRIATED 4.3%
University of Connecticut Revenue Bonds Series 2007A 04/01/24	4.000%	2,100,000	2,213,043
Series 2009A 02/15/23	5.000%	2,000,000	2,266,360
Series 2015A 02/15/29	5.000%	2,000,000	2,331,580
Total			6,810,983
STATE GENERAL OBLIGATION 9.5%
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10 06/15/18	5.000%	1,755,000	1,954,228
06/15/19	5.000%	1,840,000	2,094,748
State of Connecticut Unlimited General Obligation Bonds Green Bond Series 2014G 11/15/28	5.000%	2,000,000	2,336,300
Series 2008B 04/15/22	5.000%	5,415,000	6,025,433
Unlimited General Obligation Refunding Bonds Series 2005B (AMBAC) 06/01/20	5.250%	600,000	705,972
Series 2006E 12/15/20	5.000%	2,000,000	2,148,120
Total			15,264,801
WATER & SEWER 5.9%
Greater New Haven Water Pollution Control Authority Refunding Revenue Bonds Series 2014B 08/15/31	5.000%	1,000,000	1,146,240
Hartford County Metropolitan District Revenue Bonds Clean Water Project Series 2014A 11/01/27	5.000%	1,000,000	1,194,260
South Central Connecticut Regional Water Authority Refunding Revenue Bonds 20th Series 2007A (NPFGC) 08/01/22	5.250%	1,370,000	1,674,784
08/01/23	5.250%	500,000	616,875
27th Series 2012 08/01/29	5.000%	2,945,000	3,334,417
29th Series 2014 08/01/25	5.000%	500,000	591,995

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Central Connecticut Regional Water Authority(b) Revenue Bonds 18th Series 2003B (NPFGC) 08/01/29	5.250%	750,000	826,703
Total			9,385,274
Total Municipal Bonds (Cost: $146,412,578)			156,520,654

Money Market Funds 0.4%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(c)	600,070	600,070
Total Money Market Funds (Cost: $600,070)		600,070
Total Investments (Cost: $147,012,648)		157,120,724
Other Assets & Liabilities, Net		2,872,676
Net Assets		159,993,400

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2015, the value of these securities amounted to $4,356,513 or 2.72% of net assets.

(b)  Variable rate security.

(c)  The rate shown is the seven-day current annualized yield at April 30, 2015.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	156,520,654	—	156,520,654
Total Bonds	—	156,520,654	—	156,520,654
Mutual Funds
Money Market Funds	600,070	—	—	600,070
Total Mutual Funds	600,070	—	—	600,070
Total	600,070	156,520,654	—	157,120,724

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $147,012,648)	$157,120,724
Cash	1,449,396
Receivable for:
Capital shares sold	245,722
Interest	1,899,831
Expense reimbursement due from Investment Manager	835
Prepaid expenses	365
Trustees' deferred compensation plan	34,786
Other assets	7,081
Total assets	160,758,740
Liabilities
Payable for:
Capital shares purchased	285,307
Dividend distributions to shareholders	391,468
Investment management fees	1,759
Distribution and/or service fees	219
Transfer agent fees	28,816
Administration fees	308
Compensation of board members	376
Chief compliance officer expenses	9
Other expenses	22,292
Trustees' deferred compensation plan	34,786
Total liabilities	765,340
Net assets applicable to outstanding capital stock	$159,993,400
Represented by
Paid-in capital	$149,324,272
Undistributed net investment income	145,495
Accumulated net realized gain	415,557
Unrealized appreciation (depreciation) on:
Investments	10,108,076
Total — representing net assets applicable to outstanding capital stock	$159,993,400

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2015 (Unaudited)

Class A
Net assets	$6,732,933
Shares outstanding	615,307
Net asset value per share	$10.94
Maximum offering price per share(a)	$11.28
Class B
Net assets	$148,668
Shares outstanding	13,586
Net asset value per share	$10.94
Class C
Net assets	$6,206,389
Shares outstanding	567,173
Net asset value per share	$10.94
Class R4
Net assets	$772,632
Shares outstanding	70,705
Net asset value per share	$10.93
Class T
Net assets	$12,119,253
Shares outstanding	1,108,703
Net asset value per share	$10.93
Maximum offering price per share(a)	$11.48
Class Z
Net assets	$134,013,525
Shares outstanding	12,246,783
Net asset value per share	$10.94

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A and 4.75% for Class T.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Net investment income
Income:
Dividends	$63
Interest	2,880,689
Total income	2,880,752
Expenses:
Investment management fees	321,076
Distribution and/or service fees
Class A	8,892
Class B	739
Class C	30,478
Class T	9,162
Transfer agent fees
Class A	7,309
Class B	152
Class C	6,262
Class R4	657
Class T	12,548
Class Z	137,981
Administration fees	56,188
Compensation of board members	11,088
Custodian fees	1,198
Printing and postage fees	12,077
Registration fees	14,656
Professional fees	14,450
Chief compliance officer expenses	41
Other	3,601
Total expenses	648,555
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(149,777)
Fees waived by Distributor — Class C	(9,144)
Total net expenses	489,634
Net investment income	2,391,118
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	433,119
Net realized gain	433,119
Net change in unrealized appreciation (depreciation) on:
Investments	(1,860,612)
Net change in unrealized depreciation	(1,860,612)
Net realized and unrealized loss	(1,427,493)
Net increase in net assets resulting from operations	$963,625

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations
Net investment income	$2,391,118	$5,184,083
Net realized gain	433,119	813,241
Net change in unrealized appreciation (depreciation)	(1,860,612)	2,345,718
Net increase in net assets resulting from operations	963,625	8,343,042
Distributions to shareholders
Net investment income
Class A	(98,540)	(248,236)
Class B	(1,495)	(2,982)
Class C	(70,770)	(156,889)
Class R4	(9,740)	(12,860)
Class T	(177,992)	(379,822)
Class Z	(2,030,665)	(4,374,518)
Net realized gains
Class A	(15,020)	—
Class B	(286)	—
Class C	(12,022)	—
Class R4	(959)	—
Class T	(23,917)	—
Class Z	(265,330)	—
Total distributions to shareholders	(2,706,736)	(5,175,307)
Decrease in net assets from capital stock activity	(3,066,291)	(20,333,069)
Total decrease in net assets	(4,809,402)	(17,165,334)
Net assets at beginning of period	164,802,802	181,968,136
Net assets at end of period	$159,993,400	$164,802,802
Undistributed net investment income	$145,495	$143,579

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	56,162	619,061	318,442	3,480,852
Distributions reinvested	8,834	97,386	19,947	218,400
Redemptions	(146,809)	(1,625,295)	(471,961)	(5,170,674)
Net decrease	(81,813)	(908,848)	(133,572)	(1,471,422)
Class B shares
Subscriptions	37	407	62	682
Distributions reinvested	125	1,374	210	2,300
Redemptions(a)	(6)	(62)	(9)	(107)
Net increase	156	1,719	263	2,875
Class C shares
Subscriptions	51,940	572,337	106,476	1,167,330
Distributions reinvested	5,874	64,744	10,084	110,446
Redemptions	(56,962)	(628,238)	(193,145)	(2,114,703)
Net increase (decrease)	852	8,843	(76,585)	(836,927)
Class R4 shares
Subscriptions	37,392	411,673	51,517	556,485
Distributions reinvested	956	10,526	1,153	12,641
Redemptions	(5,339)	(58,654)	(15,198)	(167,050)
Net increase	33,009	363,545	37,472	402,076
Class T shares
Subscriptions	2,504	27,571	5,935	64,807
Distributions reinvested	10,208	112,389	18,739	205,099
Redemptions	(28,852)	(317,765)	(124,182)	(1,354,178)
Net decrease	(16,140)	(177,805)	(99,508)	(1,084,272)
Class Z shares
Subscriptions	934,243	10,304,552	1,341,677	14,691,260
Distributions reinvested	10,182	112,242	20,249	221,724
Redemptions	(1,159,011)	(12,770,539)	(2,956,945)	(32,258,383)
Net decrease	(214,586)	(2,353,745)	(1,595,019)	(17,345,399)
Total net decrease	(278,522)	(3,066,291)	(1,866,949)	(20,333,069)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2015		Year Ended October 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.06		$10.85		$11.34		$10.97		$11.00		$10.69
Income from investment operations:
Net investment income	0.15		0.31		0.29		0.31		0.33		0.33
Net realized and unrealized gain (loss)	(0.10)		0.21		(0.44)		0.38		(0.03)		0.31
Total from investment operations	0.05		0.52		(0.15)		0.69		0.30		0.64
Less distributions to shareholders:
Net investment income	(0.15)		(0.31)		(0.29)		(0.31)		(0.33)		(0.33)
Net realized gains	(0.02)		—		(0.05)		(0.01)		—		—
Total distributions to shareholders	(0.17)		(0.31)		(0.34)		(0.32)		(0.33)		(0.33)
Net asset value, end of period	$10.94		$11.06		$10.85		$11.34		$10.97		$11.00
Total return	0.48%		4.83%		(1.34%)		6.36%		2.83%		6.10%
Ratios to average net assets(a)
Total gross expenses	1.00	%(b)	0.99%		0.97%		1.00%		1.03%		0.94%
Total net expenses(c)	0.81	%(b)	0.81	%(d)	0.80	%(d)	0.79	%(d)	0.79	%(d)	0.80	%(d)
Net investment income	2.78	%(b)	2.81%		2.67%		2.79%		3.09%		3.08%
Supplemental data
Net assets, end of period (in thousands)	$6,733		$7,711		$9,016		$8,937		$9,108		$11,458
Portfolio turnover	5%		12%		9%		19%		6%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.06		$10.85		$11.34		$10.97		$11.00		$10.69
Income from investment operations:
Net investment income	0.11		0.23		0.21		0.23		0.25		0.25
Net realized and unrealized gain (loss)	(0.10)		0.20		(0.44)		0.38		(0.03)		0.31
Total from investment operations	0.01		0.43		(0.23)		0.61		0.22		0.56
Less distributions to shareholders:
Net investment income	(0.11)		(0.22)		(0.21)		(0.23)		(0.25)		(0.25)
Net realized gains	(0.02)		—		(0.05)		(0.01)		—		—
Total distributions to shareholders	(0.13)		(0.22)		(0.26)		(0.24)		(0.25)		(0.25)
Net asset value, end of period	$10.94		$11.06		$10.85		$11.34		$10.97		$11.00
Total return	0.11%		4.04%		(2.08%)		5.56%		2.05%		5.31%
Ratios to average net assets(a)
Total gross expenses	1.75	%(b)	1.73%		1.72%		1.84%		1.83%		1.69%
Total net expenses(c)	1.56	%(b)	1.56	%(d)	1.55	%(d)	1.54	%(d)	1.55	%(d)	1.55	%(d)
Net investment income	2.03	%(b)	2.06%		1.91%		2.06%		2.35%		2.34%
Supplemental data
Net assets, end of period (in thousands)	$149		$149		$143		$197		$265		$1,467
Portfolio turnover	5%		12%		9%		19%		6%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.06		$10.85		$11.34		$10.97		$11.00		$10.69
Income from investment operations:
Net investment income	0.13		0.26		0.25		0.27		0.29		0.29
Net realized and unrealized gain (loss)	(0.10)		0.21		(0.44)		0.38		(0.03)		0.31
Total from investment operations	0.03		0.47		(0.19)		0.65		0.26		0.60
Less distributions to shareholders:
Net investment income	(0.13)		(0.26)		(0.25)		(0.27)		(0.29)		(0.29)
Net realized gains	(0.02)		—		(0.05)		(0.01)		—		—
Total distributions to shareholders	(0.15)		(0.26)		(0.30)		(0.28)		(0.29)		(0.29)
Net asset value, end of period	$10.94		$11.06		$10.85		$11.34		$10.97		$11.00
Total return	0.25%		4.37%		(1.74%)		5.94%		2.41%		5.68%
Ratios to average net assets(a)
Total gross expenses	1.75	%(b)	1.74%		1.72%		1.74%		1.79%		1.69%
Total net expenses(c)	1.26	%(b)	1.24	%(d)	1.20	%(d)	1.19	%(d)	1.19	%(d)	1.20	%(d)
Net investment income	2.33	%(b)	2.38%		2.26%		2.39%		2.68%		2.68%
Supplemental data
Net assets, end of period (in thousands)	$6,206		$6,264		$6,977		$7,520		$7,172		$7,897
Portfolio turnover	5%		12%		9%		19%		6%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.05		$10.84		$11.19
Income from investment operations:
Net investment income	0.17		0.34		0.20
Net realized and unrealized gain (loss)	(0.10)		0.21		(0.35)
Total from investment operations	0.07		0.55		(0.15)
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)		(0.20)
Net realized gains	(0.02)		—		—
Total distributions to shareholders	(0.19)		(0.34)		(0.20)
Net asset value, end of period	$10.93		$11.05		$10.84
Total return	0.61%		5.13%		(1.36%)
Ratios to average net assets(b)
Total gross expenses	0.75	%(c)	0.74%		0.62	%(c)
Total net expenses(d)	0.56	%(c)	0.56	%(e)	0.56	%(c)(e)
Net investment income	3.05	%(c)	3.08%		2.92	%(c)
Supplemental data
Net assets, end of period (in thousands)	$773		$416		$2
Portfolio turnover	5%		12%		9%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class T	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.05		$10.85		$11.34		$10.97		$11.00		$10.69
Income from investment operations:
Net investment income	0.16		0.32		0.31		0.32		0.34		0.35
Net realized and unrealized gain (loss)	(0.10)		0.21		(0.45)		0.38		(0.03)		0.30
Total from investment operations	0.06		0.53		(0.14)		0.70		0.31		0.65
Less distributions to shareholders:
Net investment income	(0.16)		(0.33)		(0.30)		(0.32)		(0.34)		(0.34)
Net realized gains	(0.02)		—		(0.05)		(0.01)		—		—
Total distributions to shareholders	(0.18)		(0.33)		(0.35)		(0.33)		(0.34)		(0.34)
Net asset value, end of period	$10.93		$11.05		$10.85		$11.34		$10.97		$11.00
Total return	0.55%		4.93%		(1.25%)		6.47%		2.93%		6.21%
Ratios to average net assets(a)
Total gross expenses	0.90	%(b)	0.89%		0.87%		0.89%		0.94%		0.84%
Total net expenses(c)	0.71	%(b)	0.71	%(d)	0.70	%(d)	0.69	%(d)	0.69	%(d)	0.70	%(d)
Net investment income	2.88	%(b)	2.91%		2.76%		2.89%		3.18%		3.18%
Supplemental data
Net assets, end of period (in thousands)	$12,119		$12,431		$13,287		$14,903		$15,110		$16,603
Portfolio turnover	5%		12%		9%		19%		6%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.06		$10.85		$11.34		$10.97		$11.00		$10.69
Income from investment operations:
Net investment income	0.17		0.33		0.32		0.34		0.36		0.36
Net realized and unrealized gain (loss)	(0.10)		0.21		(0.44)		0.38		(0.03)		0.31
Total from investment operations	0.07		0.54		(0.12)		0.72		0.33		0.67
Less distributions to shareholders:
Net investment income	(0.17)		(0.33)		(0.32)		(0.34)		(0.36)		(0.36)
Net realized gains	(0.02)		—		(0.05)		(0.01)		—		—
Total distributions to shareholders	(0.19)		(0.33)		(0.37)		(0.35)		(0.36)		(0.36)
Net asset value, end of period	$10.94		$11.06		$10.85		$11.34		$10.97		$11.00
Total return	0.60%		5.09%		(1.10%)		6.63%		3.08%		6.37%
Ratios to average net assets(a)
Total gross expenses	0.75	%(b)	0.74%		0.72%		0.74%		0.79%		0.69%
Total net expenses(c)	0.56	%(b)	0.56	%(d)	0.55	%(d)	0.54	%(d)	0.54	%(d)	0.55	%(d)
Net investment income	3.03	%(b)	3.06%		2.91%		3.04%		3.33%		3.33%
Supplemental data
Net assets, end of period (in thousands)	$134,014		$137,832		$152,543		$182,533		$182,400		$209,384
Portfolio turnover	5%		12%		9%		19%		6%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1. Organization

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class T and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which

Semiannual Report 2015
21

COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2015 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2015 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended April 30, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class R4	0.21
Class T	0.21
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes,

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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, if the Fund declares dividends on a daily basis, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The annualized effective shareholder services fee rate for the six months ended April 30, 2015 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $5,697 for Class A and $1,043 for Class C shares for the six months ended April 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through February 29, 2016
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class T	0.71
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income

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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2015, the cost of investments for federal income tax purposes was approximately $147,013,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$10,286,000
Unrealized depreciation	(178,000)
Net unrealized appreciation	$10,108,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,011,450 and $12,891,918, respectively, for the six months ended April 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At April 30, 2015, one unaffiliated shareholder of record owned 81.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended April 30, 2015.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment

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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA AMT-FREE CONNECTICUT INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
27

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR131_10_E01_(06/15)

SEMIANNUAL REPORT

April 30, 2015

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 12th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of March 31, 2015. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of March 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

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*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

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PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	25
Statement of Operations	27
Statement of Changes in Net Assets	28
Financial Highlights	30
Notes to Financial Statements	37
Important Information About This Report	43

Semiannual Report 2015

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free Intermediate Muni Bond Fund (the Fund) Class A shares returned 0.66% excluding sales charges for the six-month period that ended April 30, 2015. Class Z shares of the Fund returned 0.67% for the same time period.

■  The Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned 0.91% for the same six months.

Average Annual Total Returns (%) (for period ended April 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/25/02
Excluding sales charges		0.66	3.38	4.02	3.79
Including sales charges		-2.32	0.29	3.39	3.48
Class B	11/25/02
Excluding sales charges		0.34	2.81	3.34	3.12
Including sales charges		-2.63	-0.19	3.34	3.12
Class C	11/25/02
Excluding sales charges		0.24	2.72	3.70	3.53
Including sales charges		-0.75	1.72	3.70	3.53
Class R4*	03/19/13	0.67	3.59	4.20	3.99
Class R5*	11/08/12	0.71	3.68	4.25	4.01
Class T	06/26/00
Excluding sales charges		0.69	3.44	4.07	3.84
Including sales charges		-4.10	-1.45	3.05	3.34
Class Z	06/14/93	0.67	3.59	4.21	3.99
Barclays 3-15 Year Blend Municipal Bond Index		0.91	3.76	4.35	4.54

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Top Ten States (%) (at April 30, 2015)
California	17.3
New York	13.0
Texas	9.5
Illinois	9.5
Florida	6.3
Massachusetts	4.6
Pennsylvania	3.4
New Jersey	2.6
North Carolina	2.5
Missouri	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at April 30, 2015)
AAA rating	6.2
AA rating	28.9
A rating	46.6
BBB rating	12.9
BB rating	0.4
B rating	0.2
CCC rating	0.0	(a)
Not rated	4.8
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a) Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Semiannual Report 2015
4

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2014 – April 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,006.60	1,021.03	3.78	3.81	0.76
Class B	1,000.00	1,000.00	1,003.40	1,017.80	7.00	7.05	1.41
Class C	1,000.00	1,000.00	1,002.40	1,017.80	7.00	7.05	1.41
Class R4	1,000.00	1,000.00	1,006.70	1,022.02	2.79	2.81	0.56
Class R5	1,000.00	1,000.00	1,007.10	1,022.51	2.29	2.31	0.46
Class T	1,000.00	1,000.00	1,006.90	1,021.27	3.53	3.56	0.71
Class Z	1,000.00	1,000.00	1,006.70	1,022.02	2.79	2.81	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ALABAMA 0.5%
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A 05/01/19	5.000%	10,000,000	11,462,600
ALASKA 1.0%
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003B 01/01/21	5.000%	19,460,000	22,348,837
ARIZONA 0.5%
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A 07/01/18	5.000%	3,500,000	3,783,115
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A 01/01/22	5.000%	1,000,000	1,138,700
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM) 10/01/18	5.000%	5,000,000	5,629,200
Total			10,551,015
ARKANSAS 0.7%
County of Independence Refunding Revenue Bonds Entergy Mississippi, Inc. Project Series 1999 (AMBAC) 07/01/22	4.900%	4,600,000	4,618,768
Pulaski County Public Facilities Board Revenue Bonds Series 2014 12/01/29	5.000%	4,695,000	5,371,127
12/01/31	5.000%	5,185,000	5,881,397
Total			15,871,292
CALIFORNIA 17.0%
California Health Facilities Financing Authority Revenue Bonds St. Joseph Health System Series 2009B 07/01/18	5.000%	10,445,000	11,665,185
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority(a) Refunding Revenue Bonds El Camino Hospital Series 2015A 02/01/29	5.000%	1,485,000	1,695,321
California Municipal Finance Authority Revenue Bonds Biola University Series 2008 10/01/23	5.625%	3,000,000	3,299,100
California State Public Works Board Refunding Revenue Bonds Department of Corrections & Rehabilitation Series 2006F (NPFGC) 11/01/18	5.250%	4,000,000	4,563,800
Various Capital Projects Series 2012G 11/01/28	5.000%	5,510,000	6,383,004
Revenue Bonds Various Capital Projects Series 2011A 10/01/22	5.250%	3,395,000	4,048,096
Series 2012A 04/01/28	5.000%	10,000,000	11,503,900
Series 2013I 11/01/28	5.250%	9,225,000	11,019,447
11/01/29	5.000%	5,000,000	5,753,700
11/01/31	5.500%	2,930,000	3,505,306
Various Correctional Facilities Series 2014A 09/01/31	5.000%	15,250,000	17,529,265
California State University Revenue Bonds Systemwide Series 2008A (AGM) 11/01/22	5.000%	5,000,000	5,567,300
California Statewide Communities Development Authority Revenue Bonds Henry Mayo Newhall Memorial Series 2014A (AGM) 10/01/34	5.000%	5,000,000	5,508,650
City of Vernon Electric System Revenue Bonds Series 2009A 08/01/21	5.125%	10,435,000	11,695,548
County of Sacramento Airport System Revenue Bonds Senior Series 2009B 07/01/24	5.000%	1,000,000	1,119,680
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Subordinated Series 2014B-3(b) 01/15/53	5.500%	9,000,000	10,416,780

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Golden State Tobacco Securitization Corp. Asset-Backed Refunding Revenue Bonds Series 2015A 06/01/33	5.000%	5,250,000	5,942,842
La Quinta Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A 09/01/29	5.000%	5,000,000	5,564,750
Los Angeles County Sanitation Districts Financing Authority Subordinated Refunding Revenue Bonds Capital Projects - District #14 Series 2015(a) 10/01/33	5.000%	4,000,000	4,491,720
Los Angeles Unified School District Prerefunded 07/01/17 Unlimited General Obligation Bonds Election of 2005 Series 2007E (AGM) 07/01/20	5.000%	6,230,000	6,801,478
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC)(c) 08/01/24	0.000%	5,000,000	3,545,750
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 08/01/21	5.250%	5,600,000	6,733,888
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Election of 2006 Series 2009A 08/01/29	6.125%	14,500,000	16,400,950
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC) 05/01/29	5.500%	3,000,000	3,439,200
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM)(c) 09/01/31	0.000%	28,000,000	14,850,360
Sacramento Municipal Utility District Revenue Bonds Cosumnes Project Series 2006 (NPFGC) 07/01/29	5.125%	7,035,000	7,355,866
San Francisco City & County Airports Commission-San Francisco International Airport Revenue Bonds Series 2010A 05/01/29	4.900%	5,000,000	5,707,650

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity(c) 01/01/25	0.000%	22,405,000	18,098,087
San Jose Financing Authority Refunding Revenue Bonds Civic Center Project Series 2013A 06/01/29	5.000%	12,000,000	13,776,600
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC)(c) 09/01/20	0.000%	9,310,000	8,510,271
Southern California Public Power Authority Revenue Bonds Project No. 1 Series 2007A 11/01/22	5.250%	2,500,000	2,899,050
Windy Point/Windy Flats Project Series 2010-1 07/01/28	5.000%	10,000,000	11,712,900
07/01/30	5.000%	15,875,000	18,486,755
State of California Department of Water Resources Power Supply Refunding Revenue Bonds Series 2008H 05/01/21	5.000%	5,000,000	5,613,600
State of California Prerefunded 07/01/19 Unlimited General Obligation Bonds Series 2009A 07/01/20	5.000%	12,500,000	14,453,500
07/01/21	5.250%	635,000	740,683
07/01/21	5.250%	365,000	425,747
Unlimited General Obligation Bonds Series 2002 (AMBAC) 02/01/18	6.000%	5,000,000	5,705,650
Series 2015 03/01/33	5.000%	10,000,000	11,581,400
Various Purpose Series 2009 04/01/22	5.250%	1,000,000	1,154,180
10/01/22	5.250%	25,000,000	29,333,250
Series 2010 03/01/25	5.000%	1,000,000	1,161,650
Series 2011 10/01/19	5.000%	12,000,000	13,897,920
09/01/31	5.000%	10,000,000	11,377,700
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC)(c) 08/01/20	0.000%	7,285,000	6,500,770
Total			371,538,249

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
COLORADO 1.7%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007 12/01/17	4.800%	225,000	226,951
Board of Governors of Colorado State University System Refunding Revenue Bonds Series 2013A 03/01/31	5.000%	4,560,000	5,435,110
Colorado Health Facilities Authority Refunding Revenue Bonds Covenant Retirement Communities Series 2012A 12/01/27	5.000%	4,000,000	4,298,640
Series 2015 12/01/26	5.000%	1,860,000	2,074,514
12/01/28	5.000%	1,000,000	1,089,300
12/01/30	5.000%	1,400,000	1,511,594
Revenue Bonds Health Facilities Evangelical Lutheran Series 2005 06/01/23	5.250%	500,000	518,195
Colorado Health Facilities Authority(b) Revenue Bonds Catholic Health Initiatives Series 2008D-3 10/01/38	5.500%	5,000,000	5,139,450
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 2000B (NPFGC)(c) 09/01/18	0.000%	1,500,000	1,399,320
North Range Metropolitan District No. 1 Limited General Obligation Refunding Bonds Series 2007 (ACA) 12/15/15	5.000%	365,000	369,088
12/15/17	5.000%	350,000	358,375
Regional Transportation District Certificate of Participation Series 2010A 06/01/25	5.000%	10,000,000	11,417,400
University of Colorado Hospital Authority Revenue Bonds Series 2012A 11/15/27	5.000%	3,750,000	4,321,087
Total			38,159,024
CONNECTICUT 0.5%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011 09/01/28	4.375%	1,615,000	1,757,895

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut State Health & Educational Facility Authority Revenue Bonds Trinity College Series 1998F (NPFGC) 07/01/21	5.500%	1,000,000	1,140,610
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/22	7.000%	6,178,000	7,334,398
Total			10,232,903
DISTRICT OF COLUMBIA 1.6%
District of Columbia Water & Sewer Authority Prerefunded 10/01/18 Revenue Bonds Series 2009A 10/01/24	5.000%	1,000,000	1,132,490
Metropolitan Washington Airports Authority Dulles Toll Road(c) Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM) 10/01/24	0.000%	20,980,000	14,967,132
10/01/25	0.000%	7,500,000	5,101,725
10/01/26	0.000%	5,000,000	3,239,350
Metropolitan Washington Airports Authority Revenue Bonds Series 2009C 10/01/25	5.250%	8,920,000	10,046,150
Total			34,486,847
FLORIDA 6.2%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B(d) 07/15/32	7.000%	1,835,000	733,872
Citizens Property Insurance Corp. Revenue Bonds Senior Secured Series 2012A-1 06/01/21	5.000%	16,965,000	19,903,168
City of Cocoa Water & Sewer Refunding Revenue Bonds Series 2003 (AMBAC) 10/01/19	5.500%	1,000,000	1,164,810
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Home Estates Series 2008 01/01/19	5.875%	1,400,000	1,535,226

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tallahassee Refunding Revenue Bonds Series 2001 (NPFGC) 10/01/17	5.500%	1,900,000	2,105,048
10/01/18	5.500%	1,000,000	1,140,900
County of Broward Refunding Revenue Bonds Civic Arena Project Series 2006A (AMBAC) 09/01/18	5.000%	2,500,000	2,655,750
County of Miami-Dade Aviation Refunding Revenue Bonds Series 2014B 10/01/30	5.000%	1,000,000	1,140,990
10/01/32	5.000%	6,500,000	7,337,655
Revenue Bonds Miami International Airport Series 2010A 10/01/25	5.500%	6,000,000	7,057,320
County of Miami-Dade Seaport Department Revenue Bonds Series 2014 10/01/29	5.000%	500,000	565,295
10/01/31	5.000%	600,000	673,206
10/01/33	5.000%	1,215,000	1,353,947
County of Miami-Dade Transit System Sales Surtax Revenue Bonds Series 2006 (XLCA) 07/01/19	5.000%	5,040,000	5,316,041
County of Miami-Dade Water & Sewer System Refunding Revenue Bonds System Series 2008B (AGM) 10/01/21	5.250%	20,000,000	23,977,200
Florida Development Finance Corp. Revenue Bonds Miami Arts Charter School Project Series 2014A(e) 06/15/34	5.875%	415,000	424,375
Lake County School Board Certificate of Participation Series 2006C (AMBAC) 06/01/18	5.250%	1,500,000	1,686,330
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007 11/15/22	5.000%	7,650,000	8,133,786
Lee County School Board Refunding Certificate of Participation Series 2014A 08/01/28	5.000%	2,000,000	2,319,400

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami-Dade County School Board Foundation, Inc. Refunding Certificate of Participation Series 2015A 05/01/30	5.000%	2,500,000	2,832,250
Orange County Health Facilities Authority Refunding Revenue Bonds Health Care-Orlando Lutheran Series 2005 07/01/20	5.375%	3,625,000	3,642,328
Orange County School Board Certificate of Participation Series 2012B 08/01/26	5.000%	6,500,000	7,456,215
Palm Beach County Health Facilities Authority Revenue Bonds Sinai Residences of Boca Raton Series 2014 06/01/21	6.000%	1,100,000	1,197,933
Pasco County School Board Refunding Certificate of Participation Series 2015A 08/01/26	5.000%	4,620,000	5,423,464
08/01/27	5.000%	2,500,000	2,908,400
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village On The Isle Project Series 2007 01/01/27	5.500%	4,000,000	4,238,680
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A(e)(f) 10/01/22	5.750%	9,530,000	10,243,225
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation Bonds Series 2014A-1(e) 03/01/30	5.000%	2,500,000	2,756,800
Sterling Hill Community Development District Special Assessment Bonds Series 2003B(d)(g) 11/01/10	5.500%	150,000	89,999
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC) 10/01/19	5.500%	1,500,000	1,771,815
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC) 10/01/20	5.750%	1,000,000	1,113,730

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Volusia County Educational Facility Authority Revenue Bonds Series 2015B 10/15/30	5.000%	1,510,000	1,689,599
Total			134,588,757
GEORGIA 1.8%
City of Atlanta Department of Aviation Refunding Revenue Bonds General Subordinated Lien Series 2014 01/01/32	5.000%	2,000,000	2,270,580
City of Atlanta Water & Wastewater Refunding Revenue Bonds Series 2015 11/01/30	5.000%	2,500,000	2,922,250
Revenue Bonds Series 1999A (NPFGC) 11/01/18	5.500%	15,305,000	17,589,424
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/30	6.000%	5,000,000	5,511,250
Fulton County Development Authority Refunding Revenue Bonds Spelman College Series 2015 06/01/32	5.000%	3,630,000	4,105,748
Georgia State Road & Tollway Authority(c)(e) Revenue Bonds I-75 S Express Lanes Project Series 2014 06/01/24	0.000%	625,000	368,563
06/01/34	0.000%	3,750,000	1,120,800
State of Georgia Unlimited General Obligation Bonds Series 2012A 07/01/31	4.000%	5,000,000	5,360,250
Total			39,248,865
HAWAII 0.7%
State of Hawaii Department of Budget & Finance Revenue Bonds Hawaii Pacific University Series 2013A 07/01/20	5.000%	870,000	920,208
07/01/23	5.750%	1,015,000	1,116,155
07/01/27	6.250%	1,400,000	1,554,714

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Hawaii Unlimited General Obligation Bonds Series 2008DK 05/01/22	5.000%	10,750,000	11,989,905
Total			15,580,982
IDAHO 0.2%
Idaho Health Facilities Authority Revenue Bonds Terraces of Boise Project Series 2014A 10/01/24	7.000%	2,980,000	3,223,049
Series 2014B-1
10/01/22	6.500%	2,000,000	2,013,200
Total			5,236,249
ILLINOIS 9.3%
Chicago Board of Education Unlimited General Obligation Refunding Bonds Dedicated Revenues Series 2005B (AMBAC) 12/01/21	5.000%	5,825,000	5,961,538
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2014B 01/01/29	5.000%	6,150,000	6,942,304
Chicago O'Hare International Airport Refunding Revenue Bonds General Airport 3rd Lien Series 2005B (NPFGC) 01/01/17	5.250%	10,000,000	10,745,100
General Senior Lien Series 2013B 01/01/28	5.250%	11,180,000	12,916,366
Passenger Facility Charge Series 2012A 01/01/28	5.000%	2,590,000	2,904,219
01/01/29	5.000%	2,500,000	2,785,700
01/01/30	5.000%	3,000,000	3,331,380
Chicago Park District Unlimited General Obligation Refunding Bonds Limited Tax Series 2014B 01/01/29	5.000%	2,500,000	2,838,225
Chicago Transit Authority Revenue Bonds Federal Transit Administration Section 5309 Series 2008A 06/01/16	5.000%	2,500,000	2,608,800
Series 2011 12/01/29	5.250%	7,485,000	8,389,487
12/01/30	5.250%	1,925,000	2,150,360

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Limited General Obligation Refunding Bonds Emergency Telephone System Series 1999 (NPFGC) 01/01/18	5.250%	7,540,000	8,096,226
Revenue Bonds Asphalt Operating Services - Recovery Zone Facility Series 2010 12/01/18	6.125%	2,830,000	2,937,936
Unlimited General Obligation Bonds Series 2010A 12/01/21	5.000%	9,755,000	10,195,145
Unlimited General Obligation Refunding Bonds Project Series 2014A
01/01/32	5.250%	3,845,000	3,871,338
County of Cook Unlimited General Obligation Refunding Bonds Series 2010A 11/15/22	5.250%	12,000,000	13,851,360
Illinois Finance Authority Refunding Revenue Bonds DePaul University Series 2004A 10/01/17	5.375%	1,000,000	1,105,190
10/01/18	5.375%	2,000,000	2,269,160
Rush University Medical Center Series 2015A 11/15/32	5.000%	10,000,000	11,126,300
Illinois Municipal Electric Agency Refunding Revenue Bonds Series 2015A 02/01/30	5.000%	12,000,000	13,705,560
Illinois State Toll Highway Authority Prerefunded 07/01/16 Revenue Bonds Senior Priority Series 2006A-1 (AGM) 01/01/18	5.000%	2,000,000	2,107,700
Revenue Bonds Series 2014C 01/01/32	5.000%	9,600,000	10,805,760
Kane Cook & DuPage Counties School District No. U-46 Elgin Unlimited General Obligation Refunding Bonds Series 2015D 01/01/32	5.000%	1,800,000	2,023,218
01/01/33	5.000%	2,000,000	2,244,820
Kendall & Kane Counties Community Unit School District No. 115(c) Prerefunded Unlimited General Obligation Bonds Capital Appreciation Series 2002 Escrowed to Maturity (FGIC) 01/01/17	0.000%	600,000	592,746
Unrefunded Unlimited General Obligation Bonds Capital Appreciation Series 2002 (NPFGC) 01/01/17	0.000%	3,050,000	2,984,242

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/19	5.000%	5,000,000	5,648,200
06/01/21	5.250%	12,000,000	14,079,720
State of Illinois Unlimited General Obligation Bonds Series 2013 07/01/26	5.500%	15,100,000	17,114,189
Series 2014 02/01/25	5.000%	6,000,000	6,674,700
02/01/31	5.250%	4,965,000	5,328,190
State of Illinois(c) Revenue Bonds Capital Appreciation-Civic Center Series 1990B (AMBAC) 12/15/17	0.000%	5,540,000	5,228,043
Total			203,563,222
INDIANA 0.6%
City of Indianapolis Thermal Energy System Refunding Revenue Bonds 1st Lien Series 2014A 10/01/32	5.000%	1,400,000	1,575,616
Indiana Finance Authority Revenue Bonds 1st Lien-CWA Authority, Inc. Series 2011A 10/01/25	5.250%	1,750,000	2,061,290
2nd Lien-CWA Authority, Inc. Series 2011B 10/01/23	5.250%	7,035,000	8,340,626
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B 02/15/24	5.000%	1,000,000	1,035,130
Total			13,012,662
IOWA 0.2%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C 06/01/17	5.000%	730,000	737,738
Iowa Finance Authority Prerefunded 08/01/18 Revenue Bonds Iowa State Revolving Fund Series 2008 08/01/20	5.250%	500,000	567,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds Development-Care Initiatives Project Series 2006A 07/01/18	5.250%	2,695,000	2,786,819
Total			4,092,157
KANSAS 1.1%
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A 05/15/24	5.000%	6,000,000	6,101,100
State of Kansas Department of Transportation Revenue Bonds Series 2004A 03/01/18	5.500%	11,775,000	13,287,381
University of Kansas Hospital Authority Improvement Refunding Revenue Bonds Kansas University Health System Series 2015 09/01/30	5.000%	2,000,000	2,276,840
09/01/33	5.000%	2,400,000	2,698,776
Total			24,364,097
KENTUCKY 1.0%
Kentucky Municipal Power Agency Refunding Revenue Bonds Series 2015A 09/01/29	5.000%	4,000,000	4,516,440
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds Series 2009A 05/15/21	5.000%	7,445,000	8,482,535
05/15/22	5.000%	7,825,000	8,915,492
Total			21,914,467
LOUISIANA 1.3%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A 05/01/20	5.000%	4,290,000	4,941,823
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/25	6.000%	4,250,000	4,792,172

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010(b) 12/01/40	4.000%	16,305,000	17,650,326
Total			27,384,321
MASSACHUSETTS 4.6%
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan Series 2002D (AMBAC/TCRS/BNY) 08/01/18	5.500%	6,500,000	7,427,615
Limited General Obligation Refunding Bonds Series 2003D 10/01/17	5.500%	5,000,000	5,565,750
Revenue Bonds Consolidated Loan Series 2005A (AGM) 06/01/16	5.500%	10,000,000	10,565,600
Unlimited General Obligation Bonds Consolidated Loan Series 1998C 08/01/17	5.250%	1,775,000	1,953,352
Unlimited General Obligation Refunding Bonds Series 2004C (AGM) 12/01/16	5.500%	7,500,000	8,095,350
Massachusetts Bay Transportation Authority Unrefunded Revenue Bonds General Transportation Series 1991 (NPFGC) 03/01/21	7.000%	2,395,000	2,906,380
Massachusetts Clean Water Trust (The) Refunding Revenue Bonds Pool Program Series 2004A 08/01/17	5.250%	2,920,000	3,218,103
Revenue Bonds MWRA Program Subordinated Series 1999A 08/01/19	6.000%	2,500,000	2,987,200
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007 10/01/17	5.000%	435,000	456,602
Massachusetts Health & Educational Facilities Authority Prerefunded 07/01/18 Revenue Bonds Massachusetts Institute of Technology Series 2009O 07/01/26	5.000%	500,000	562,905
Revenue Bonds Boston College Series 2008M-1 06/01/24	5.500%	2,670,000	3,352,585

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Caregroup, Inc. Series 2008E-2 07/01/20	5.375%	9,720,000	10,980,198
07/01/22	5.375%	13,345,000	15,012,992
Harvard University Series 2009A 11/15/19	5.250%	1,000,000	1,148,060
Massachusetts Port Authority Refunding Revenue Bonds Passenger Facility Charge Series 2007D (AGM) 07/01/17	5.000%	8,500,000	9,268,145
Revenue Bonds Series 2010A 07/01/25	5.000%	1,500,000	1,743,960
Massachusetts Water Pollution Abatement Trust (The) Prerefunded 08/01/19 Revenue Bonds State Revolving Fund Series 2009-14 08/01/24	5.000%	12,530,000	14,470,772
Total			99,715,569
MICHIGAN 1.3%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/26	5.250%	2,000,000	2,230,900
07/01/27	5.250%	1,500,000	1,661,100
Michigan Finance Authority Refunding Revenue Bonds McLaren Health Care Corp. Series 2015 05/15/29	5.000%	1,800,000	2,073,024
Senior Lien-Detroit Water & Sewer Series 2014C-6 07/01/33	5.000%	800,000	866,608
Series 2014H-1 10/01/26	5.000%	3,300,000	3,835,062
Revenue Bonds Senior Lien-Detroit Water & Sewer Series 2014C-3 (AGM) 07/01/32	5.000%	1,000,000	1,108,460
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D 09/01/32	5.000%	4,000,000	4,401,360
State of Michigan Trunk Line Refunding Revenue Bonds Series 1998A 11/01/16	5.500%	2,000,000	2,151,060
Series 2005 (AGM) 11/01/17	5.250%	5,050,000	5,607,419

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Series 2011 11/15/27	5.000%	1,000,000	1,170,150
11/15/28	5.000%	1,000,000	1,166,090
11/15/29	5.000%	1,205,000	1,381,400
Total			27,652,633
MINNESOTA 0.2%
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A 11/15/18	6.000%	1,000,000	1,105,350
City of St. Louis Park Revenue Bonds Park Nicollet Health Services Series 2008C 07/01/23	5.500%	750,000	839,663
State of Minnesota Unlimited General Obligation Bonds Series 2008C 08/01/19	5.000%	500,000	577,780
Woodbury Housing & Redevelopment Authority Revenue Bonds St. Therese of Woodbury Series 2014 12/01/34	5.000%	1,000,000	1,024,450
Total			3,547,243
MISSOURI 2.1%
City of St. Louis Airport Refunding Revenue Bonds Lambert-St. Louis International Airport Series 2007A (AGM) 07/01/21	5.000%	5,000,000	5,405,350
Health & Educational Facilities Authority of the State of Missouri Refunding Revenue Bonds CoxHealth Series 2015A 11/15/28	5.000%	6,210,000	7,138,209
Revenue Bonds Lutheran Senior Services Series 2014 02/01/26	5.000%	1,225,000	1,381,543
02/01/29	5.000%	5,975,000	6,541,550
St. Louis University Series 1998 10/01/16	5.500%	1,000,000	1,071,810
Washington University Series 2008A 03/15/18	5.250%	1,000,000	1,122,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Joint Municipal Electric Utility Commission Refunding Revenue Bonds Prairie State Project Series 2015A 12/01/29	5.000%	2,000,000	2,306,320
12/01/31	5.000%	1,735,000	1,978,264
Revenue Bonds Iatan 2 Project Series 2009A 01/01/17	4.500%	1,000,000	1,063,810
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds State Revolving Funds Program Series 2004B 01/01/18	5.250%	7,470,000	8,320,908
Poplar Bluff Regional Transportation Development District Revenue Bonds Series 2012 12/01/26	3.250%	945,000	953,807
St. Louis County Industrial Development Authority Revenue Bonds Friendship Village Sunset Hills Series 2013A 09/01/23	5.000%	690,000	764,361
St. Andrews Residence for Seniors Series 2007A 12/01/26	6.250%	7,000,000	7,329,560
Total			45,378,292
NEBRASKA 0.7%
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC) 04/01/21	5.000%	750,000	851,115
Nebraska Public Power District Prerefunded 01/01/18 Revenue Bonds General Series 2008B 01/01/20	5.000%	570,000	631,497
Public Power Generation Agency Refunding Revenue Bonds Whelan Energy Center Unit Series 2015(a) 01/01/27	5.000%	11,865,000	13,682,006
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A 07/01/23	5.000%	700,000	783,944
Total			15,948,562

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NEVADA 1.4%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012 09/01/27	5.000%	3,250,000	3,578,315
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A(e) 06/15/20	6.500%	4,505,000	4,877,518
County of Clark Department of Aviation Revenue Bonds System Subordinated Lien Series 2009C (AGM) 07/01/25	5.000%	8,190,000	9,291,391
County of Clark Limited General Obligation Refunding Bonds Transportation Series 2009A 12/01/28	5.000%	10,740,000	12,327,802
Total			30,075,026
NEW HAMPSHIRE 0.8%
New Hampshire Health & Education Facilities Authority Act Revenue Bonds Southern New Hampshire Medical Center Series 2007A 10/01/23	5.250%	7,000,000	7,537,600
University System Series 2009A 07/01/23	5.000%	8,370,000	9,399,761
Total			16,937,361
NEW JERSEY 2.5%
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC) 10/01/26	5.500%	750,000	956,010
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC) 03/01/20	5.000%	1,205,000	1,393,209
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM) 10/01/24	5.375%	2,000,000	2,418,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Manalapan-Englishtown Regional Board of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC) 12/01/20	5.750%	1,325,000	1,620,395
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Senior Series 2005A 01/01/20	5.000%	815,000	643,296
New Jersey Economic Development Authority Refunding Revenue Bonds New Jersey American Water Co. Series 2010A 06/01/23	4.450%	1,000,000	1,088,090
School Facilities-Construction Series 2009AA 12/15/20	5.250%	1,000,000	1,104,140
Revenue Bonds Cigarette Tax Series 2004 Escrowed to Maturity 06/15/16	5.500%	5,500,000	5,816,415
MSU Student Housing Project-Provident Series 2010 06/01/21	5.000%	1,000,000	1,098,300
New Jersey Economic Development Authority(c) Revenue Bonds Capital Appreciation-Motor Vehicle Surcharges Series 2004 (NPFGC) 07/01/21	0.000%	1,255,000	1,063,638
New Jersey Educational Facilities Authority Refunding Revenue Bonds Rowan University Series 2008B (AGM) 07/01/23	5.000%	750,000	834,547
New Jersey Higher Education Student Assistance Authority Refunding Revenue Bonds Series 2010-1A 12/01/25	5.000%	805,000	850,974
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2008AA 10/01/28	6.375%	145,000	150,655
New Jersey State Turnpike Authority Revenue Bonds Series 1989 Escrowed to Maturity 01/01/19	6.000%	1,000,000	1,150,430
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2001C (AGM) 12/15/18	5.500%	2,000,000	2,252,000
Series 2006A 12/15/20	5.250%	1,000,000	1,121,590

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2006A (AGM) 12/15/21	5.500%	4,700,000	5,442,929
12/15/22	5.250%	4,000,000	4,580,640
Series 2010D 12/15/23	5.250%	18,000,000	20,404,980
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM) 01/01/28	5.250%	500,000	633,555
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2009A 06/15/17	5.000%	1,000,000	1,069,760
Total			55,694,233
NEW MEXICO 0.2%
County of Bernalillo Refunding Revenue Bonds Series 1998 04/01/27	5.250%	3,000,000	3,641,910
NEW YORK 12.7%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A Escrowed to Maturity 11/15/16	5.250%	1,750,000	1,879,623
11/15/17	5.250%	1,250,000	1,391,275
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds Series 2015 07/01/24	5.000%	700,000	820,057
07/01/25	5.000%	1,000,000	1,171,760
City of New York Prerefunded 02/01/16 Unlimited General Obligation Bonds Series 2005G 08/01/20	5.000%	25,000	25,897
Unlimited General Obligation Bonds Series 2007D-1 12/01/21	5.000%	5,900,000	6,547,407
Subordinated Series 2008B-1 09/01/22	5.250%	7,200,000	8,167,680
Unrefunded Unlimited General Obligation Bonds Series 2005G 08/01/20	5.000%	9,975,000	10,334,200
County of Nassau General Obligation Limited Bonds Series 2014A 04/01/27	5.000%	12,025,000	14,045,921

The accompanying Notes to Financial Statements are an integral part of this statement.

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PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Island Power Authority Revenue Bonds Series 2012B 09/01/26	5.000%	5,000,000	5,677,400
Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC) 11/15/17	5.250%	4,000,000	4,446,960
Series 2009A 11/15/26	5.300%	710,000	799,836
Transportation Series 2007A (AGM) 11/15/20	5.000%	5,000,000	5,520,250
11/15/21	5.000%	3,000,000	3,309,030
Nassau County Local Economic Assistance Corp. Refunding Revenue Bonds Catholic Health Services Series 2011 07/01/19	5.000%	6,125,000	6,966,881
07/01/20	5.000%	9,390,000	10,871,836
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Subordinated Series 2007C-1 11/01/20	5.000%	10,300,000	11,376,453
Subordinated Series 2009A-1 05/01/27	5.000%	10,430,000	11,884,463
New York State Dormitory Authority Refunding Revenue Bonds Consolidated Service Contract Series 2009A 07/01/24	5.000%	3,500,000	3,997,770
Revenue Bonds Court Facilities Lease Series 2005A (AMBAC) 05/15/18	5.250%	6,000,000	6,733,920
Mount Sinai School of Medicine Series 2009 07/01/26	5.500%	14,635,000	16,874,009
07/01/27	5.500%	10,675,000	12,275,289
North Shore-Long Island Jewish Obligation Group Series 2009A 05/01/30	5.250%	4,750,000	5,281,003
St. John's University Series 2007C (NPFGC) 07/01/23	5.250%	3,245,000	3,930,020
State University Educational Facilities 3rd General Series 2005A (NPFGC) 05/15/17	5.500%	10,000,000	10,970,000
05/15/22	5.500%	6,730,000	8,364,111
Upstate Community-State Supported Series 2005B (NPFGC) 07/01/21	5.500%	6,345,000	7,681,130

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Thruway Authority Refunding Revenue Bonds Series 2014 01/01/32	5.000%	10,000,000	11,423,800
Revenue Bonds General 2nd Series 2005B (AMBAC) 04/01/20	5.500%	10,840,000	12,931,361
2nd Series 2007B 04/01/19	5.000%	5,000,000	5,460,500
Series 2012I 01/01/24	5.000%	8,500,000	10,014,785
Series 2007H (NPFGC) 01/01/23	5.000%	1,500,000	1,649,280
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B 01/01/19	5.000%	4,000,000	4,500,040
01/01/20	5.000%	10,460,000	11,755,576
Revenue Bonds State Personal Income Tax-State Facilities Series 2004A-2 (NPFGC) 03/15/20	5.500%	29,450,000	35,153,287
Port Authority of New York & New Jersey Revenue Bonds Consolidated 154th Series 2009 09/01/26	4.750%	1,000,000	1,102,940
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006 11/01/28	5.000%	3,000,000	3,080,910
Total			278,416,660
NORTH CAROLINA 2.4%
Albemarle Hospital Authority Prerefunded 10/01/17 Revenue Bonds Series 2007 10/01/21	5.250%	3,000,000	3,308,910
10/01/27	5.250%	3,700,000	4,080,989
Cape Fear Public Utility Authority Revenue Bonds Series 2008 08/01/20	5.000%	800,000	898,224
City of Charlotte Water & Sewer System Revenue Bonds Series 2008 07/01/26	5.000%	1,250,000	1,401,450
North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds Series 2008A (AGM) 01/01/19	5.250%	5,415,000	6,012,058

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Series 2009B 01/01/26	5.000%	21,105,000	23,764,441
North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A 10/01/24	5.500%	1,495,000	1,513,164
State of North Carolina Refunding Revenue Bonds Series 2014B 06/01/25	5.000%	10,000,000	12,380,000
Total			53,359,236
OHIO 2.0%
American Municipal Power, Inc. Prerefunded 02/15/18 Revenue Bonds Prairie State Energy Series 2008 02/15/20	5.250%	3,820,000	4,277,904
02/15/22	5.250%	4,530,000	5,073,011
Refunding Revenue Bonds Series 2015A 02/15/32	5.250%	12,000,000	13,694,760
Revenue Bonds AMP Fremont Energy Center Project Series 2012 02/15/24	5.000%	2,000,000	2,330,860
Unrefunded Revenue Bonds Prairie State Energy Series 2008 02/15/20	5.250%	240,000	267,739
02/15/22	5.250%	580,000	647,036
City of Cleveland Limited General Obligation Refunding Bonds Series 2005 (AMBAC) 10/01/16	5.500%	7,710,000	8,247,618
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 12/01/19	5.250%	2,250,000	2,633,063
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC) 02/15/21	5.500%	2,000,000	2,409,500
State of Ohio Refunding Revenue Bonds Cleveland Clinic Health System Series 2011 01/01/25	5.000%	3,750,000	4,259,550
Total			43,841,041

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
OKLAHOMA 0.1%
Chickasaw Nation Revenue Bonds Health System Series 2007(e)(f) 12/01/17	5.375%	1,460,000	1,536,796
OREGON 0.1%
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A 10/01/34	5.125%	1,000,000	1,090,660
Oregon State Lottery Prerefunded 04/01/19 Revenue Bonds Series 2009A 04/01/24	5.250%	1,000,000	1,154,190
Total			2,244,850
PENNSYLVANIA 3.3%
City of Philadelphia Unlimited General Obligation Bonds Series 2011 08/01/19	5.250%	3,795,000	4,378,216
Commonwealth of Pennsylvania Unlimited General Obligation Refunding Bonds 3rd Series 2004 (AGM) 07/01/18	5.375%	12,000,000	13,573,320
County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC)(c) 12/01/18	0.000%	1,000,000	917,730
Delaware River Port Authority Refunding Revenue Bonds Port District Project Series 2012 01/01/27	5.000%	1,835,000	2,075,972
Delaware Valley Regional Finance Authority Revenue Bonds Series 1997B (AMBAC) 07/01/17	5.600%	2,000,000	2,187,860
Series 2002 07/01/17	5.750%	2,000,000	2,194,260
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC)(c) 09/01/21	0.000%	2,210,000	1,983,961

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancaster County Solid Waste Management Authority Revenue Bonds Series 2013A 12/15/29	5.250%	3,000,000	3,443,160
Northampton County General Purpose Authority Revenue Bonds Saint Luke's Hospital Project Series 2008A 08/15/20	5.000%	3,480,000	3,883,436
08/15/21	5.125%	3,715,000	4,139,439
08/15/22	5.250%	1,965,000	2,190,032
Pennsylvania Turnpike Commission Revenue Bonds Subordinated Series 2011A 12/01/31	5.625%	8,150,000	9,503,389
Pennsylvania Turnpike Commission(b) Revenue Bonds Capital Appreciation Subordinated Series 2010B-2 12/01/24	0.000%	20,000,000	21,890,000
Total			72,360,775
RHODE ISLAND 1.7%
City of Cranston Unlimited General Obligation Bonds Series 2008 (AGM) 07/01/26	4.750%	900,000	986,850
07/01/27	4.750%	945,000	1,036,192
Providence Housing Authority Revenue Bonds Capital Fund Series 2008 09/01/24	5.000%	565,000	635,823
09/01/26	5.000%	310,000	347,563
09/01/27	5.000%	690,000	773,607
Rhode Island Convention Center Authority Refunding Revenue Bonds Series 2005A (AGM) 05/15/23	5.000%	4,000,000	4,007,960
Rhode Island Depositors Economic Protection Corp. Prerefunded Revenue Bonds Series 1993A Escrowed to Maturity (AGM) 08/01/21	5.750%	2,165,000	2,678,408
Rhode Island Economic Development Corp. Revenue Bonds East Greenwich Free Library Association Series 2004 06/15/24	5.750%	415,000	415,183
Grant Anticipation-Department of Transportation Series 2009A (AGM) 06/15/21	5.250%	2,000,000	2,274,000

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Providence Place Mall Senior Series 2000 (AGM) 07/01/20	6.125%	1,175,000	1,177,843
Series 2008C (AGM) 07/01/17	5.000%	2,245,000	2,416,069
Rhode Island Health & Educational Building Corp. Prerefunded 05/15/16 Revenue Bonds Providence Public Schools Financing Program Series 2006A (AGM) 05/15/23	5.000%	2,000,000	2,096,580
Prerefunded 05/15/17 Revenue Bonds Providence Public Schools Financing Program Series 2007A (AGM) 05/15/22	5.000%	2,000,000	2,175,900
Series 2007C (AGM) 05/15/21	5.000%	1,500,000	1,631,925
Refunding Revenue Bonds Hospital Financing-Lifespan Obligation Series 2006A (AGM) 05/15/26	5.000%	2,000,000	2,059,220
University of Rhode Island Series 2008A 09/15/28	6.500%	3,000,000	3,474,660
Revenue Bonds Bond Financing Program Series 2009 05/15/25	5.000%	1,515,000	1,718,283
Brown University Series 2007 09/01/18	5.000%	1,000,000	1,093,070
Higher Education-Johnson & Wales Series 1999 (NPFGC) 04/01/18	5.500%	1,420,000	1,577,989
Hospital Financing-Lifespan Obligation Series 2009A (AGM) 05/15/27	6.125%	400,000	462,068
05/15/30	6.250%	500,000	578,525
New England Institute of Technology Series 2010 03/01/24	5.000%	1,145,000	1,276,538
Public Schools Financing Program Series 2007B (AMBAC) 05/15/19	4.250%	250,000	251,160
University of Rhode Island Series 2009A (AGM) 09/15/24	4.750%	1,000,000	1,108,330
Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A 12/01/20	4.600%	885,000	931,560
Total			37,185,306

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SOUTH CAROLINA 1.5%
County of Florence Refunding Revenue Bonds McLeod Regional Medical Center Project Series 2014 11/01/31	5.000%	3,250,000	3,737,597
11/01/32	5.000%	4,900,000	5,600,553
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B 10/01/31	5.000%	5,000,000	5,521,850
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005 12/01/18	5.500%	5,000,000	5,748,550
South Carolina Jobs-Economic Development Authority Revenue Bonds Lutheran Homes of South Carolina Obligation Group Series 2013 05/01/28	5.000%	3,500,000	3,691,065
Series 2015A 08/15/25	4.500%	410,000	411,267
York Preparatory Academy Project Series 2014A 11/01/33	7.000%	590,000	647,496
South Carolina State Public Service Authority Refunding Revenue Bonds Series 2015A 12/01/26	5.000%	7,000,000	8,327,340
Total			33,685,718
SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority Revenue Bonds Regional Health Series 2011 09/01/19	5.000%	1,250,000	1,427,875
09/01/20	5.000%	1,250,000	1,451,900
09/01/21	5.000%	1,000,000	1,149,080
Total			4,028,855
TEXAS 9.4%
Central Texas Regional Mobility Authority Revenue Bonds Senior Lien Series 2010 01/01/19	5.750%	750,000	860,618
01/01/20	5.750%	1,250,000	1,459,763
Series 2011 01/01/31	5.750%	15,230,000	17,556,535

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Turnpike System Subordinated Refunding Revenue Bonds Series 2015C 08/15/32	5.000%	9,960,000	10,994,446
City of Austin Refunding Revenue Bonds Subordinated Lien Series 1998 (NPFGC) 05/15/18	5.250%	1,100,000	1,233,243
City of Houston Airport System Refunding Revenue Bonds Subordinated Lien Series 2012B 07/01/28	5.000%	7,000,000	7,937,860
City of Houston Refunding Revenue Bonds Convention & Entertainment Series 2015 09/01/27	5.000%	1,215,000	1,397,651
09/01/29	5.000%	1,500,000	1,698,240
Convention & Entertainment Facilities Series 2014 09/01/30	5.000%	1,000,000	1,127,880
City of Houston(c) Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC) 09/01/17	0.000%	2,000,000	1,927,200
Conroe Independent School District Prerefunded 02/15/18 Unlimited General Obligation Bonds School Building Series 2009A 02/15/25	5.250%	1,135,000	1,270,383
Dallas County Community College District Limited General Obligation Bonds Series 2009 02/15/20	5.000%	750,000	859,950
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2012B 11/01/28	5.000%	21,380,000	24,559,847
Series 2013D 11/01/30	5.250%	5,660,000	6,568,034
Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee)(c) 02/15/22	0.000%	2,000,000	1,747,160
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008 05/01/18	4.700%	12,000,000	12,890,160

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County-Houston Sports Authority Refunding Revenue Bonds 2nd Lien Series 2014C 11/15/31	5.000%	390,000	435,759
11/15/32	5.000%	500,000	555,670
Houston Higher Education Finance Corp. Revenue Bonds Harmony Public Schools Series 2011A 05/15/31	6.500%	1,000,000	1,210,510
Lewisville Independent School District Unlimited General Obligation Bonds School Building Series 2009 08/15/21	5.000%	1,000,000	1,141,940
Lower Colorado River Authority Refunding Revenue Bonds LCRA Transmission Services Corp. Series 2011 05/15/27	5.000%	11,195,000	12,622,474
North Central Texas Health Facility Development Corp. Revenue Bonds Hospital-Presbyterian Healthcare Series 1996B Escrowed to Maturity (NPFGC) 06/01/16	5.500%	6,470,000	6,643,849
North Harris County Regional Water Authority Revenue Bonds Senior Lien Series 2008 12/15/20	5.250%	4,415,000	4,979,678
North Texas Tollway Authority Prerefunded 01/01/18 Revenue Bonds System-1st Tier Series 2008 01/01/22	6.000%	12,280,000	13,886,224
Refunding Revenue Bonds Series 2015A 01/01/32	5.000%	16,800,000	18,749,136
System-2nd Tier 01/01/31	5.000%	1,365,000	1,515,832
Unrefunded Revenue Bonds System-1st Tier Series 2008 01/01/22	6.000%	1,720,000	1,927,036
North Texas Tollway Authority(b) Prerefunded 01/01/16 Revenue Bonds System-1st Tier Series 2008E-3 01/01/38	5.750%	9,350,000	9,691,742

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SA Energy Acquisition Public Facility Corp. Revenue Bonds Gas Supply Series 2007 08/01/16	5.250%	4,450,000	4,672,188
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012 10/01/21	5.000%	2,300,000	2,675,682
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A 08/15/20	5.125%	1,600,000	1,773,408
08/15/24	5.750%	1,590,000	1,808,227
Southwest Higher Education Authority, Inc. Revenue Bonds Southern Methodist University Project Series 2009 10/01/26	5.000%	1,000,000	1,150,630
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee) 08/15/21	5.000%	750,000	845,018
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Villages, Inc. Obligation Group Series 2007 05/15/27	5.125%	4,500,000	4,559,580
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990 10/01/20	7.375%	3,000,000	3,808,740
University of Houston Refunding Revenue Bonds Series 2009 02/15/21	5.000%	1,000,000	1,136,060
University of Texas System (The) Prerefunded 02/15/17 Revenue Bonds Financing System Series 2006D 08/15/18	5.000%	8,455,000	9,105,443
Refunding Revenue Bonds Financing System Series 2004A 08/15/17	5.250%	2,000,000	2,207,140
Unrefunded Revenue Bonds Financing System Series 2006D 08/15/18	5.000%	1,545,000	1,665,495

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009 09/01/22	5.000%	750,000	825,270
West Harris County Regional Water Authority Revenue Bonds Series 2009 12/15/25	5.000%	1,000,000	1,135,160
Total			204,816,861
UTAH 0.7%
Intermountain Power Agency Refunding Revenue Bonds Subordinated Series 2007A (AMBAC) 07/01/17	5.000%	15,000,000	16,386,150
VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Series 2013B(f) 10/01/24	5.000%	9,565,000	11,041,549
Virgin Islands Water & Power Authority - Electric System Refunding Revenue Bonds Series 2012A(f) 07/01/21	4.000%	625,000	644,475
Total			11,686,024
VIRGINIA 0.9%
Augusta County Economic Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003 09/01/18	5.250%	1,500,000	1,690,680
Dulles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012 03/01/26	4.250%	1,000,000	1,000,540
Virginia College Building Authority Prerefunded 09/01/18 Revenue Bonds Public Higher Education Financing Series 2009 09/01/24	5.000%	5,000	5,646
Unrefunded Revenue Bonds Public Higher Education Financing Series 2009 09/01/24	5.000%	995,000	1,113,664
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012 03/01/30	5.000%	1,500,000	1,556,940

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Public School Authority Refunding Revenue Bonds School Financing 1997 Resolution Series 2005B 08/01/16	5.250%	10,000,000	10,610,600
Virginia Resources Authority Prerefunded 10/01/19 Revenue Bonds State Revolving Fund Series 2009 10/01/22	5.000%	500,000	579,775
Subordinated Revenue Bonds Clean Water State Revolving Fund Subordinated Series 2007 10/01/17	5.000%	3,760,000	4,139,985
Total			20,697,830
WASHINGTON 1.1%
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D 07/01/22	5.000%	1,000,000	1,089,880
State of Washington Prerefunded 01/01/18 Unlimited General Obligation Bonds Series 2008D 01/01/20	5.000%	1,000,000	1,107,330
Unlimited General Obligation Bonds Motor Vehicle Fuel Tax Series 2010B 08/01/26	5.000%	18,270,000	21,005,019
Total			23,202,229
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity 09/01/23	6.500%	3,980,000	4,902,882
WISCONSIN 1.7%
State of Wisconsin Revenue Bonds Series 2009A 05/01/22	5.000%	1,000,000	1,143,220
05/01/23	5.125%	14,000,000	16,055,480
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds ProHealth Care, Inc. Obligated Group Series 2015 08/15/30	5.000%	1,800,000	2,047,698
08/15/31	5.000%	1,000,000	1,126,510
Rogers Memorial Hospital, Inc. Series 2014A 07/01/34	5.000%	2,500,000	2,726,275

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wheaton Healthcare Series 2006B 08/15/23	5.125%	13,065,000	13,729,878
Total			36,829,061
Total Municipal Bonds (Cost: $1,985,319,562)			2,147,407,649

Money Market Funds 0.8%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(h)	16,920,039	16,920,039
Total Money Market Funds (Cost: $16,920,039)		16,920,039
Total Investments (Cost: $2,002,239,601)		2,164,327,688
Other Assets & Liabilities, Net		21,819,815
Net Assets		2,186,147,503

Notes to Portfolio of Investments

(a)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(b)  Variable rate security.

(c)  Zero coupon bond.

(d)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2015 was $823,871, which represents 0.04% of net assets. Information concerning such security holdings at April 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 07/15/32 7.000%	07/23/2008	1,835,000
Sterling Hill Community Development District Special Assessment Bonds Series 2003B 11/01/10 5.500%	07/23/2003	149,141

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $21,328,077 or 0.98% of net assets.

(f)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2015, the value of these securities amounted to $23,466,045 or 1.07% of net assets.

(g)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2015, the value of these securities amounted to $89,999, which represents less than 0.01% of net assets.

(h)  The rate shown is the seven-day current annualized yield at April 30, 2015.

Abbreviation Legend

ACA  ACA Financial Guaranty Corporation

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BHAC  Berkshire Hathaway Assurance Corporation

BNY  Bank of New York

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

XLCA  XL Capital Assurance

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	2,147,407,649	—	2,147,407,649
Total Bonds	—	2,147,407,649	—	2,147,407,649
Mutual Funds
Money Market Funds	16,920,039	—	—	16,920,039
Total Mutual Funds	16,920,039	—	—	16,920,039
Total	16,920,039	2,147,407,649	—	2,164,327,688

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $2,002,239,601)	$2,164,327,688
Cash	7,343,460
Receivable for:
Investments sold	10,564,615
Capital shares sold	4,013,139
Dividends	1
Interest	27,307,088
Expense reimbursement due from Investment Manager	7,523
Prepaid expenses	4,292
Trustees' deferred compensation plan	201,498
Other assets	29,543
Total assets	2,213,798,847
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	19,989,155
Capital shares purchased	762,214
Dividend distributions to shareholders	5,989,864
Investment management fees	23,605
Distribution and/or service fees	2,634
Transfer agent fees	336,151
Administration fees	3,797
Compensation of board members	302,887
Chief compliance officer expenses	91
Other expenses	39,448
Trustees' deferred compensation plan	201,498
Total liabilities	27,651,344
Net assets applicable to outstanding capital stock	$2,186,147,503
Represented by
Paid-in capital	$2,035,314,426
Undistributed net investment income	1,849,594
Accumulated net realized loss	(13,104,604)
Unrealized appreciation (depreciation) on:
Investments	162,088,087
Total — representing net assets applicable to outstanding capital stock	$2,186,147,503

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2015 (Unaudited)

Class A
Net assets	$233,639,226
Shares outstanding	21,816,309
Net asset value per share	$10.71
Maximum offering price per share(a)	$11.04
Class B
Net assets	$428,763
Shares outstanding	40,046
Net asset value per share	$10.71
Class C
Net assets	$55,304,121
Shares outstanding	5,163,568
Net asset value per share	$10.71
Class R4
Net assets	$839,829
Shares outstanding	78,484
Net asset value per share	$10.70
Class R5
Net assets	$3,163,290
Shares outstanding	295,868
Net asset value per share	$10.69
Class T
Net assets	$14,783,769
Shares outstanding	1,380,529
Net asset value per share	$10.71
Maximum offering price per share(a)	$11.24
Class Z
Net assets	$1,877,988,505
Shares outstanding	175,277,663
Net asset value per share	$10.71

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A and 4.75% for Class T.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Net investment income
Income:
Dividends	$989
Interest	42,369,736
Total income	42,370,725
Expenses:
Investment management fees	4,220,023
Distribution and/or service fees
Class A	227,376
Class B	1,964
Class C	228,837
Class T	11,243
Transfer agent fees
Class A	223,151
Class B	453
Class C	52,845
Class R4	598
Class R5	693
Class T	14,708
Class Z	1,803,481
Administration fees	678,543
Compensation of board members	48,988
Custodian fees	6,602
Printing and postage fees	25,879
Registration fees	65,832
Professional fees	40,227
Chief compliance officer expenses	527
Other	21,360
Total expenses	7,673,330
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,256,330)
Total net expenses	6,417,000
Net investment income	35,953,725
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	8,026,094
Net realized gain	8,026,094
Net change in unrealized appreciation (depreciation) on:
Investments	(29,158,732)
Net change in unrealized depreciation	(29,158,732)
Net realized and unrealized loss	(21,132,638)
Net increase in net assets resulting from operations	$14,821,087

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations
Net investment income	$35,953,725	$73,014,473
Net realized gain	8,026,094	4,533,538
Net change in unrealized appreciation (depreciation)	(29,158,732)	48,616,035
Net increase in net assets resulting from operations	14,821,087	126,164,046
Distributions to shareholders
Net investment income
Class A	(3,645,074)	(6,904,688)
Class B	(5,913)	(17,104)
Class C	(687,722)	(1,422,943)
Class R4	(10,391)	(6,312)
Class R5	(48,565)	(48,077)
Class T	(244,096)	(546,915)
Class Z	(31,309,566)	(64,062,692)
Total distributions to shareholders	(35,951,327)	(73,008,731)
Increase (decrease) in net assets from capital stock activity	112,424,481	(118,998,163)
Total increase (decrease) in net assets	91,294,241	(65,842,848)
Net assets at beginning of period	2,094,853,262	2,160,696,110
Net assets at end of period	$2,186,147,503	$2,094,853,262
Undistributed net investment income	$1,849,594	$1,847,196

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,098,220	33,456,818	4,526,587	48,302,486
Distributions reinvested	272,285	2,941,630	505,233	5,395,324
Redemptions	(1,960,496)	(21,172,751)	(3,704,492)	(39,371,195)
Net increase	1,410,009	15,225,697	1,327,328	14,326,615
Class B shares
Subscriptions	83	889	332	3,542
Distributions reinvested	369	3,990	1,050	11,181
Redemptions(a)	(9,285)	(100,450)	(35,636)	(377,269)
Net decrease	(8,833)	(95,571)	(34,254)	(362,546)
Class C shares
Subscriptions	660,450	7,132,561	998,776	10,675,703
Distributions reinvested	47,753	515,901	99,584	1,062,385
Redemptions	(399,624)	(4,318,585)	(1,149,387)	(12,210,269)
Net increase (decrease)	308,579	3,329,877	(51,027)	(472,181)
Class R4 shares
Subscriptions	48,235	524,617	30,870	332,600
Distributions reinvested	947	10,219	569	6,063
Redemptions	(1,810)	(19,513)	(29,375)	(310,454)
Net increase	47,372	515,323	2,064	28,209
Class R5 shares
Subscriptions	119,848	1,291,604	197,227	2,088,076
Distributions reinvested	4,488	48,388	4,458	47,772
Redemptions	(21,870)	(235,250)	(14,169)	(151,179)
Net increase	102,466	1,104,742	187,516	1,984,669
Class T shares
Subscriptions	2,440	26,343	5,276	56,311
Distributions reinvested	15,638	168,929	36,163	385,839
Redemptions	(56,226)	(608,755)	(213,204)	(2,279,400)
Net decrease	(38,148)	(413,483)	(171,765)	(1,837,250)
Class Z shares
Subscriptions	18,737,519	202,386,977	20,966,649	223,189,879
Distributions reinvested	244,504	2,641,769	504,587	5,388,725
Redemptions	(10,390,764)	(112,270,850)	(34,043,952)	(361,244,283)
Net increase (decrease)	8,591,259	92,757,896	(12,572,716)	(132,665,679)
Total net increase (decrease)	10,412,704	112,424,481	(11,312,854)	(118,998,163)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2015		Year Ended October 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.81		$10.54		$11.03		$10.56		$10.58		$10.22
Income from investment operations:
Net investment income	0.17		0.36		0.34		0.35		0.37		0.36
Net realized and unrealized gain (loss)	(0.10)		0.27		(0.49)		0.47		(0.02)		0.36
Total from investment operations	0.07		0.63		(0.15)		0.82		0.35		0.72
Less distributions to shareholders:
Net investment income	(0.17)		(0.36)		(0.34)		(0.35)		(0.37)		(0.36)
Total distributions to shareholders	(0.17)		(0.36)		(0.34)		(0.35)		(0.37)		(0.36)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		0.00	(a)
Net asset value, end of period	$10.71		$10.81		$10.54		$11.03		$10.56		$10.58
Total return	0.66%		6.03%		(1.39%)		7.88%		3.43%		7.13%
Ratios to average net assets(b)
Total gross expenses	0.87	%(c)	0.87%		0.86%		0.86%		0.86%		0.75%
Total net expenses(d)	0.76	%(c)	0.75	%(e)	0.74	%(e)	0.74	%(e)	0.73	%(e)	0.75	%(e)
Net investment income	3.21	%(c)	3.34%		3.14%		3.22%		3.52%		3.43%
Supplemental data
Net assets, end of period (in thousands)	$233,639		$220,673		$201,053		$212,161		$187,355		$98,208
Portfolio turnover	7%		9%		15%		10%		9%		13%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.81		$10.54		$11.03		$10.56		$10.58		$10.22
Income from investment operations:
Net investment income	0.14		0.29		0.27		0.28		0.30		0.29
Net realized and unrealized gain (loss)	(0.10)		0.27		(0.49)		0.47		(0.02)		0.36
Total from investment operations	0.04		0.56		(0.22)		0.75		0.28		0.65
Less distributions to shareholders:
Net investment income	(0.14)		(0.29)		(0.27)		(0.28)		(0.30)		(0.29)
Total distributions to shareholders	(0.14)		(0.29)		(0.27)		(0.28)		(0.30)		(0.29)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		0.00	(a)
Net asset value, end of period	$10.71		$10.81		$10.54		$11.03		$10.56		$10.58
Total return	0.34%		5.35%		(2.02%)		7.17%		2.76%		6.44%
Ratios to average net assets(b)
Total gross expenses	1.52	%(c)	1.52%		1.51%		1.51%		1.52%		1.40%
Total net expenses(d)	1.41	%(c)	1.40	%(e)	1.39	%(e)	1.39	%(e)	1.40	%(e)	1.40	%(e)
Net investment income	2.56	%(c)	2.69%		2.47%		2.58%		2.85%		2.80%
Supplemental data
Net assets, end of period (in thousands)	$429		$528		$876		$1,842		$2,494		$3,285
Portfolio turnover	7%		9%		15%		10%		9%		13%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.82		$10.54		$11.03		$10.56		$10.58		$10.22
Income from investment operations:
Net investment income	0.14		0.30		0.32		0.33		0.35		0.34
Net realized and unrealized gain (loss)	(0.11)		0.28		(0.49)		0.47		(0.02)		0.36
Total from investment operations	0.03		0.58		(0.17)		0.80		0.33		0.70
Less distributions to shareholders:
Net investment income	(0.14)		(0.30)		(0.32)		(0.33)		(0.35)		(0.34)
Total distributions to shareholders	(0.14)		(0.30)		(0.32)		(0.33)		(0.35)		(0.34)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		0.00	(a)
Net asset value, end of period	$10.71		$10.82		$10.54		$11.03		$10.56		$10.58
Total return	0.24%		5.60%		(1.58%)		7.66%		3.22%		6.92%
Ratios to average net assets(b)
Total gross expenses	1.52	%(c)	1.52%		1.51%		1.51%		1.52%		1.40%
Total net expenses(d)	1.41	%(c)	1.26	%(e)	0.94	%(e)	0.94	%(e)	0.93	%(e)	0.95	%(e)
Net investment income	2.55	%(c)	2.83%		2.94%		3.01%		3.33%		3.23%
Supplemental data
Net assets, end of period (in thousands)	$55,304		$52,507		$51,706		$53,729		$35,541		$21,903
Portfolio turnover	7%		9%		15%		10%		9%		13%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.81		$10.53		$10.93
Income from investment operations:
Net investment income	0.18		0.38		0.23
Net realized and unrealized gain (loss)	(0.11)		0.27		(0.41)
Total from investment operations	0.07		0.65		(0.18)
Less distributions to shareholders:
Net investment income	(0.18)		(0.37)		(0.22)
Total distributions to shareholders	(0.18)		(0.37)		(0.22)
Net asset value, end of period	$10.70		$10.81		$10.53
Total return	0.67%		6.31%		(1.61%)
Ratios to average net assets(b)
Total gross expenses	0.68	%(c)	0.67%		0.65	%(c)
Total net expenses(d)	0.56	%(c)	0.55	%(e)	0.54	%(c)(e)
Net investment income	3.43	%(c)	3.55%		3.66	%(c)
Supplemental data
Net assets, end of period (in thousands)	$840		$336		$306
Portfolio turnover	7%		9%		15%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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33

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.80		$10.52	$11.07
Income from investment operations:
Net investment income	0.19		0.39	0.37
Net realized and unrealized gain (loss)	(0.11)		0.28	(0.56)
Total from investment operations	0.08		0.67	(0.19)
Less distributions to shareholders:
Net investment income	(0.19)		(0.39)	(0.36)
Total distributions to shareholders	(0.19)		(0.39)	(0.36)
Net asset value, end of period	$10.69		$10.80	$10.52
Total return	0.71%		6.44%	(1.73%)
Ratios to average net assets(b)
Total gross expenses	0.53	%(c)	0.53%	0.52	%(c)
Total net expenses(d)	0.46	%(c)	0.47%	0.45	%(c)
Net investment income	3.51	%(c)	3.62%	3.62	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,163		$2,088	$62
Portfolio turnover	7%		9%	15%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
34

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class T	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.81		$10.54		$11.03		$10.56		$10.58		$10.22
Income from investment operations:
Net investment income	0.17		0.36		0.35		0.36		0.37		0.36
Net realized and unrealized gain (loss)	(0.10)		0.27		(0.50)		0.47		(0.01)		0.36
Total from investment operations	0.07		0.63		(0.15)		0.83		0.36		0.72
Less distributions to shareholders:
Net investment income	(0.17)		(0.36)		(0.34)		(0.36)		(0.38)		(0.36)
Total distributions to shareholders	(0.17)		(0.36)		(0.34)		(0.36)		(0.38)		(0.36)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		0.00	(a)
Net asset value, end of period	$10.71		$10.81		$10.54		$11.03		$10.56		$10.58
Total return	0.69%		6.09%		(1.34%)		7.93%		3.48%		7.19%
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.82%		0.81%		0.81%		0.81%		0.70%
Total net expenses(d)	0.71	%(c)	0.70	%(e)	0.69	%(e)	0.69	%(e)	0.68	%(e)	0.70	%(e)
Net investment income	3.26	%(c)	3.39%		3.19%		3.28%		3.56%		3.49%
Supplemental data
Net assets, end of period (in thousands)	$14,784		$15,341		$16,759		$20,105		$19,780		$10,243
Portfolio turnover	7%		9%		15%		10%		9%		13%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
35

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Z	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.82		$10.54		$11.04		$10.57		$10.58		$10.22
Income from investment operations:
Net investment income	0.18		0.38		0.36		0.37		0.39		0.38
Net realized and unrealized gain (loss)	(0.11)		0.28		(0.50)		0.47		(0.01)		0.36
Total from investment operations	0.07		0.66		(0.14)		0.84		0.38		0.74
Less distributions to shareholders:
Net investment income	(0.18)		(0.38)		(0.36)		(0.37)		(0.39)		(0.38)
Total distributions to shareholders	(0.18)		(0.38)		(0.36)		(0.37)		(0.39)		(0.38)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		0.00	(a)
Net asset value, end of period	$10.71		$10.82		$10.54		$11.04		$10.57		$10.58
Total return	0.67%		6.34%		(1.28%)		8.07%		3.69%		7.35%
Ratios to average net assets(b)
Total gross expenses	0.67	%(c)	0.67%		0.66%		0.66%		0.66%		0.55%
Total net expenses(d)	0.56	%(c)	0.55	%(e)	0.54	%(e)	0.54	%(e)	0.54	%(e)	0.55	%(e)
Net investment income	3.41	%(c)	3.54%		3.33%		3.42%		3.74%		3.64%
Supplemental data
Net assets, end of period (in thousands)	$1,877,989		$1,803,380		$1,889,934		$2,475,582		$2,226,049		$2,365,718
Portfolio turnover	7%		9%		15%		10%		9%		13%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
36

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1. Organization

Columbia AMT-Free Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5, Class T and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use

Semiannual Report 2015
37

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In

Semiannual Report 2015
38

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2015 was 0.39% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2015 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended April 30, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R4	0.20
Class R5	0.05
Class T	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For

Semiannual Report 2015
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

the six months ended April 30, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.65% of the average daily net assets attributable to Class B and Class C shares only.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, if the Fund declares dividends on a daily basis, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The annualized effective shareholder service fee rate for the six months ended April 30, 2015 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $93,575 for Class A, $1,261 for Class C and $43 for Class T shares for the six months ended April 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2015 through February 29, 2016	Prior to March 1, 2015
Class A	0.79%	0.76%
Class B	1.44	1.41
Class C	1.44	1.41
Class R4	0.59	0.56
Class R5	0.49	0.47
Class T	0.74	0.71
Class Z	0.59	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

In addition, the Fund's expense ratio is subject to a voluntary expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft

Semiannual Report 2015
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

charges from the Fund's custodian, do not exceed the annual rates of 0.75% for Class A, 1.40% for Class B, 1.40% for Class C, 0.55% for Class R4, 0.45% for Class R5, 0.70% for Class T and 0.55% for Class Z. This arrangement may be revised or discontinued at any time.

Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2015, the cost of investments for federal income tax purposes was approximately $2,002,240,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$166,654,000
Unrealized depreciation	(4,566,000)
Net unrealized appreciation	$162,088,000

The following capital loss carryforwards, determined as of October 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	832,773
2018	62,558
No expiration — short-term	18,581,374
No expiration — long-term	1,531,894
Total	21,008,599

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $245,200,271 and $146,263,343, respectively, for the six months ended April 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At April 30, 2015, one unaffiliated shareholder of record owned 79.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended April 30, 2015.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt

Semiannual Report 2015
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COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and

Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
42

COLUMBIA AMT-FREE INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
43

Columbia AMT-Free Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR167_10_E01_(06/15)

SEMIANNUAL REPORT

April 30, 2015

COLUMBIA NEW YORK TAX-EXEMPT FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 12th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of March 31, 2015. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of March 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA NEW YORK TAX-EXEMPT FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	25
Important Information About This Report	31

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA NEW YORK TAX-EXEMPT FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia New York Tax-Exempt Fund (the Fund) Class A shares returned 1.77% excluding sales charges for the six-month period that ended April 30, 2015. The Fund's Class Z shares returned 1.76% for the same time period.

■  By comparison, the Fund's benchmarks, the Barclays New York Municipal Bond Index and the broader Barclays Municipal Bond Index, returned 1.04% and 1.17%, respectively, for the same six-month period.

Average Annual Total Returns (%) (for period ended April 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	09/26/86
Excluding sales charges		1.77	5.89	5.18	4.53
Including sales charges		-1.25	2.68	4.54	4.21
Class B	08/04/92
Excluding sales charges		1.26	4.96	4.36	3.74
Including sales charges		-3.73	-0.04	4.02	3.74
Class C	08/01/97
Excluding sales charges		1.41	5.28	4.68	4.05
Including sales charges		0.41	4.28	4.68	4.05
Class R4*	03/19/13	1.76	6.02	5.26	4.57
Class R5*	11/08/12	1.78	6.05	5.29	4.59
Class Z*	09/01/11	1.76	6.16	5.34	4.61
Barclays New York Municipal Bond Index		1.04	4.81	4.51	4.57
Barclays Municipal Bond Index		1.17	4.80	4.75	4.63

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays New York Municipal Bond Index is a market-capitalization-weighted index of New York investment grade bonds with maturity of one year or more.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at April 30, 2015)
AAA rating	2.0
AA rating	32.5
A rating	41.2
BBB rating	15.3
BB rating	2.1
Not rated	6.9
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Management

Catherine Stienstra

Semiannual Report 2015
3

COLUMBIA NEW YORK TAX-EXEMPT FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2014 – April 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,017.70	1,020.93	3.90	3.91	0.78
Class B	1,000.00	1,000.00	1,012.60	1,017.21	7.63	7.65	1.53
Class C	1,000.00	1,000.00	1,014.10	1,018.70	6.14	6.16	1.23
Class R4	1,000.00	1,000.00	1,017.60	1,022.17	2.65	2.66	0.53
Class R5	1,000.00	1,000.00	1,017.80	1,022.32	2.50	2.51	0.50
Class Z	1,000.00	1,000.00	1,017.60	1,022.17	2.65	2.66	0.53

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.5%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIR TRANSPORTATION 3.7%
New York City Industrial Development Agency(a) Refunding Revenue Bonds Trips Obligated Group Senior Series 2012A AMT 07/01/28	5.000%	2,000,000	2,195,460
New York City Industrial Development Agency(a)(b) Revenue Bonds Terminal One Group Association Project Series 2005 AMT 01/01/24	5.500%	2,000,000	2,063,300
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010 12/01/42	6.000%	2,000,000	2,352,520
Total			6,611,280
ASSISTED LIVING 0.6%
Mount Vernon Industrial Development Agency Revenue Bonds Wartburg Senior Housing, Inc. — Meadowview Series 1999 06/01/19	6.150%	500,000	501,055
06/01/29	6.200%	615,000	615,615
Total			1,116,670
HIGHER EDUCATION 12.5%
Albany Capital Resource Corp. Refunding Revenue Bonds Albany College of Pharmacy & Health Services Series 2014 12/01/33	5.000%	125,000	139,508
Build NYC Resource Corp. Refunding Revenue Bonds City University of New York-Queens Series 2014A 06/01/43	5.000%	1,000,000	1,118,330
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A 07/01/21	5.000%	675,000	787,928
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012 09/01/25	5.000%	295,000	341,996
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A 03/01/26	4.750%	1,210,000	1,277,821

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority Refunding Revenue Bonds Pratt Institute Series 2015A 07/01/44	5.000%	1,000,000	1,116,740
St. John's University Series 2015A 07/01/37	5.000%	1,000,000	1,134,700
Revenue Bonds Consolidated City University System 5th General Resolution Series 2008B 07/01/27	5.000%	1,000,000	1,109,110
Cornell University Series 2006A 07/01/31	5.000%	1,000,000	1,051,380
Manhattan Marymount College Series 2009 07/01/29	5.250%	1,500,000	1,623,330
Mount Sinai School of Medicine Series 2009 07/01/39	5.125%	1,000,000	1,110,340
Pratt Institute Series 2009C (AGM) 07/01/39	5.125%	1,000,000	1,089,900
St. John's University Series 2007C (NPFGC) 07/01/26	5.250%	1,205,000	1,463,231
Series 2012A 07/01/27	5.000%	240,000	272,990
State University Dormitory Facilities Series 2011A 07/01/31	5.000%	1,000,000	1,137,420
Teacher's College Series 2009 03/01/39	5.500%	500,000	557,605
The New School Series 2010 07/01/40	5.500%	1,500,000	1,711,830
New York State Dormitory Authority(c) Refunding Revenue Bonds New School Series 2015A 07/01/50	5.000%	1,500,000	1,653,240
Niagara Area Development Corp. Revenue Bonds Niagara University Project Series 2012A 05/01/35	5.000%	500,000	533,735
Seneca County Industrial Development Agency Revenue Bonds New York Chiropractic College Series 2007 10/01/27	5.000%	750,000	802,890

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Lawrence County Industrial Development Agency Revenue Bonds Clarkson University Project Series 2007 07/01/31	5.000%	1,000,000	1,071,530
Town of Hempstead Local Development Corp. Revenue Bonds Molloy College Project Series 2009 07/01/39	5.750%	1,000,000	1,119,690
Total			22,225,244
HOSPITAL 17.0%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds Series 2015 07/01/40	5.000%	1,000,000	1,084,570
Build NYC Resource Corp. Refunding Revenue Bonds New York Methodist Hospital Project Series 2014 07/01/29	5.000%	225,000	253,334
07/01/30	5.000%	180,000	201,688
Dutchess County Local Development Corp. Revenue Bonds Series 2014A 07/01/44	5.000%	1,000,000	1,087,280
Monroe County Industrial Development Corp. Refunding Revenue Bonds Rochester General Hospital Series 2013A 12/01/32	5.000%	1,350,000	1,475,388
Revenue Bonds Unity Hospital-Rochester Project Series 2010 (FHA) 08/15/35	5.750%	2,000,000	2,375,820
Nassau County Local Economic Assistance Corp. Revenue Bonds Catholic Health Services-Long Island Series 2014 07/01/32	5.000%	750,000	834,443
New York State Dormitory Authority Refunding Revenue Bonds NYU Hospitals Center Series 2014 07/01/36	5.000%	1,000,000	1,115,080
Revenue Bonds Kaleida Health Series 2006 (FHA) 02/15/35	4.700%	1,000,000	1,012,600

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount Sinai Hospital Series 2010A 07/01/26	5.000%	2,275,000	2,569,157
Series 2011A 07/01/41	5.000%	2,000,000	2,172,020
New York Hospital Medical Center Queens Series 2007 (FHA) 02/15/37	4.750%	975,000	1,026,344
New York University Hospital Center Series 2011A 07/01/31	5.750%	800,000	926,584
North Shore-Long Island Jewish Obligation Group Series 2007A 05/01/32	5.000%	1,000,000	1,040,770
Series 2009A 05/01/37	5.500%	2,000,000	2,228,000
Orange Regional Medical Center Series 2008 12/01/29	6.125%	900,000	997,182
University of Rochester Series 2007B 07/01/27	5.000%	1,000,000	1,066,740
Series 2009A 07/01/39	5.125%	1,000,000	1,128,890
Onondaga Civic Development Corp. Revenue Bonds St. Joseph's Hospital Health Center Project Series 2014 07/01/31	5.125%	1,000,000	1,071,710
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B 12/01/32	5.250%	500,000	536,295
Suffolk County Economic Development Corp. Revenue Bonds Catholic Health Services Series 2011 07/01/28	5.000%	3,499,999	3,828,510
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2 11/01/37	6.125%	1,850,000	2,112,034
Total			30,144,439
HUMAN SERVICE PROVIDER 0.6%
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010 10/01/30	6.000%	1,000,000	1,041,620

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
INDEPENDENT POWER 0.5%
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT(a) 01/01/23	5.500%	860,000	860,112
INVESTOR OWNED 2.0%
New York State Energy Research & Development Authority Revenue Bonds Brooklyn Union Gas Co. Project Series 1996 (NPFGC) 01/01/21	5.500%	2,000,000	2,008,580
New York State Energy Research & Development Authority(b) Revenue Bonds Series 1993 04/01/20	12.348%	1,500,000	1,503,420
Total			3,512,000
LOCAL APPROPRIATION 1.3%
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Court Facilities-Westchester Series 1998(d) 08/01/19	0.000%	1,200,000	1,126,428
Suffolk County Judicial Facilities Agency Revenue Bonds H. Lee Dennison Building Series 2013 11/01/25	5.000%	1,000,000	1,129,350
Total			2,255,778
LOCAL GENERAL OBLIGATION 5.0%
City of New York Unlimited General Obligation Bonds Series 2013J 08/01/24	5.000%	1,000,000	1,213,170
Subordinated Series 2009I-1 04/01/27	5.125%	1,500,000	1,709,745
Unlimited General Obligation Refunding Bonds Fiscal 2015 Series 2014A 08/01/31	5.000%	500,000	576,755
08/01/32	5.000%	500,000	574,155
City of Syracuse Unlimited General Obligation Bonds Airport Terminal Security Access Improvement Series 2011 AMT(a) 11/01/36	5.000%	1,750,000	1,873,112

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC) 02/15/19	6.200%	1,005,000	1,179,669
New York State Dormitory Authority Revenue Bonds School Districts Bond Financing Series 2013F 10/01/21	5.000%	1,000,000	1,190,490
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012 04/15/24	5.000%	500,000	609,360
Total			8,926,456
MULTI-FAMILY 2.4%
Housing Development Corp. Revenue Bonds Gateway Apartments Series 2009A 09/15/25	4.500%	165,000	176,916
Series 2009C-1 11/01/34	5.500%	500,000	548,405
Series 2009M 11/01/45	5.150%	1,250,000	1,304,563
Onondaga Civic Development Corp. Revenue Bonds Upstate Properties Development, Inc. Series 2011 12/01/41	5.250%	1,945,000	2,165,368
Total			4,195,252
MUNICIPAL POWER 3.0%
Long Island Power Authority Refunding Revenue Bonds Series 2014A 09/01/44	5.000%	1,000,000	1,097,650
Revenue Bonds Series 2008A 05/01/33	6.000%	1,000,000	1,163,060
Series 2009A 04/01/23	5.000%	750,000	826,582
Series 2012A 09/01/37	5.000%	2,000,000	2,177,680
Total			5,264,972
NURSING HOME 0.4%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007 01/01/40	5.200%	655,000	662,795

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
OTHER BOND ISSUE 0.3%
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004 08/01/24	5.375%	485,000	495,607
OTHER INDUSTRIAL DEVELOPMENT BOND 2.8%
New York Liberty Development Corp. Revenue Bonds Goldman Sachs Headquarters Series 2007 10/01/37	5.500%	2,000,000	2,421,200
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 AMT(a) 03/01/24	5.750%	2,000,000	2,497,740
Total			4,918,940
POOL / BOND BANK 1.9%
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2009C (AGM) 10/01/36	5.125%	1,000,000	1,131,420
New York State Environmental Facilities Corp. Revenue Bonds Series 2009A 06/15/34	5.000%	2,000,000	2,277,080
Total			3,408,500
PORTS 4.4%
Port Authority of New York & New Jersey Revenue Bonds Consolidated 85th Series 1993 03/01/28	5.375%	2,000,000	2,480,840
Consolidated 93rd Series 1994 06/01/94	6.125%	2,250,000	2,704,275
Port Authority of New York & New Jersey(a) Refunding Revenue Bonds Consolidated 186th Series 2014 AMT 10/15/44	5.000%	1,000,000	1,102,100
Revenue Bonds Consolidated 143rd Series 2006 (AGM) AMT 10/01/21	5.000%	1,000,000	1,040,750

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated 147th Series 2007 (NPFGC) AMT 10/15/26	5.000%	500,000	534,015
Total			7,861,980
PREP SCHOOL 1.9%
Build NYC Resource Corp. Revenue Bonds Bronx Charter School for Excellence Series 2013 04/01/33	5.000%	1,000,000	1,067,270
International Leadership Charter School Series 2013 07/01/33	5.750%	1,500,000	1,473,345
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM) 11/01/35	5.625%	750,000	860,018
Total			3,400,633
RECREATION 3.0%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012 08/01/32	5.000%	500,000	542,975
New York City Industrial Development Agency Revenue Bonds Pilot-Queens Baseball Stadium Series 2006 (AMBAC) 01/01/24	5.000%	500,000	521,720
Pilot-Yankee Stadium Series 2009 (AGM) 03/01/49	7.000%	250,000	297,955
New York City Trust for Cultural Resources Refunding Revenue Bonds American Museum of Natural History Series 2014S 07/01/41	5.000%	2,000,000	2,265,340
Museum of Modern Art Series 2008-1A 04/01/31	5.000%	750,000	834,315
Revenue Bonds Lincoln Center Series 2008C 12/01/18	5.250%	750,000	850,492
Total			5,312,797

The accompanying Notes to Financial Statements are an integral part of this statement.

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8

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
REFUNDED / ESCROWED 4.0%
Albany Industrial Development Agency Prerefunded 11/15/17 Revenue Bonds St. Peters Hospital Project Series 2008A 11/15/27	5.250%	2,000,000	2,215,860
New York City Transitional Finance Authority Future Tax Secured Prerefunded 05/01/17 Revenue Bonds Future Tax Secured Subordinated Series 2007 11/01/26	5.000%	690,000	750,693
New York State Dormitory Authority Prerefunded 07/01/17 Revenue Bonds New York University Hospital Center Series 2007B 07/01/24	5.250%	640,000	688,454
Prerefunded 07/01/18 Revenue Bonds Rochester Institute of Technology Series 2008A 07/01/33	6.000%	1,000,000	1,153,210
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B 01/01/30	5.500%	1,800,000	2,239,776
Total			7,047,993
RESOURCE RECOVERY 1.5%
Build NYC Resource Corp. Refunding Revenue Bonds Pratt Paper, Inc. Project Series 2014 AMT(a)(e) 01/01/35	5.000%	750,000	802,470
Jefferson County Industrial Development Agency Revenue Bonds Green Bonds Series 2014 AMT(a) 01/01/24	5.250%	2,000,000	1,912,580
Total			2,715,050
RETIREMENT COMMUNITIES 4.2%
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012 07/01/29	5.000%	1,000,000	1,066,070
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010 12/01/40	6.000%	1,225,000	1,344,584

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006 11/01/28	5.000%	1,335,000	1,371,005
Tompkins County Development Corp. Refunding Revenue Bonds Kendal at Ithaca, Inc. Project Series 2014 07/01/44	5.000%	1,800,000	1,918,422
Ulster County Capital Resource Corp. Refunding Revenue Bonds Alliance Senior Living Co. Series 2014A(b)(e) 09/15/44	0.000%	1,100,000	826,540
Ulster County Industrial Development Agency Revenue Bonds Series 2007A 09/15/42	6.000%	1,000,000	981,470
Total			7,508,091
SINGLE FAMILY 0.1%
New York Mortgage Agency Revenue Bonds Series 2007-140 AMT(a) 10/01/21	4.600%	200,000	203,420
SPECIAL NON PROPERTY TAX 5.8%
Metropolitan Transportation Authority Revenue Bonds Series 2009A 11/15/26	5.300%	700,000	788,571
Series 2009B 11/15/34	5.000%	1,000,000	1,139,830
Metropolitan Transportation Authority(d) Refunding Revenue Bonds Series 2012A 11/15/32	0.000%	2,500,000	1,344,825
Nassau County Interim Finance Authority Revenue Bonds Sales Tax Secured Series 2009A 11/15/24	5.000%	250,000	284,693
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-3 01/15/22	5.000%	1,000,000	1,134,170
Series 2009S-5 01/15/32	5.000%	1,000,000	1,111,880

The accompanying Notes to Financial Statements are an integral part of this statement.

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9

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority Future Tax Secured Unrefunded Revenue Bonds Future Tax Secured Subordinated Series 2007 11/01/26	5.000%	345,000	372,503
New York City Transitional Finance Authority Refunded Revenue Bonds Future Tax Secured Subordinated Series 2012B 11/01/30	5.000%	500,000	582,060
New York State Dormitory Authority Revenue Bonds Education Series 2008B 03/15/36	5.750%	500,000	577,775
Series 2009A 03/15/28	5.000%	1,545,000	1,742,204
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds Series 2009A-1 04/01/29	5.000%	1,000,000	1,125,620
Total			10,204,131
STATE APPROPRIATED 3.2%
Erie County Industrial Development Agency (The) Revenue Bonds School District of Buffalo Project Series 2011A 05/01/32	5.250%	1,000,000	1,149,110
New York State Dormitory Authority Revenue Bonds Consolidated City University System 2nd Generation Series 1993A 07/01/20	6.000%	2,000,000	2,349,820
NYSARC, Inc. Series 2012A 07/01/22	5.000%	890,000	1,040,935
State University Educational Facilities Series 2000C (AGM) 05/15/17	5.750%	1,000,000	1,102,590
Total			5,642,455
STUDENT LOAN —%
New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009 11/01/26	4.750%	75,000	79,409
TOBACCO 0.6%
Chautauqua Tobacco Asset Securitization Corp. Refunding Revenue Bonds Series 2014 06/01/34	5.000%	1,000,000	1,066,100

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TRANSPORTATION 6.2%
Metropolitan Transportation Authority Revenue Bonds Series 2005B (AMBAC) 11/15/23	5.250%	1,250,000	1,533,675
Series 2011D 11/15/36	5.000%	1,000,000	1,114,170
Series 2012E 11/15/31	5.000%	2,000,000	2,292,700
Transportation Series 2005F 11/15/35	5.000%	500,000	511,115
Series 2010D 11/15/34	5.000%	1,350,000	1,512,243
Series 2014B 11/15/44	5.000%	2,000,000	2,219,320
Series 2015B 11/15/40	5.000%	1,675,000	1,880,137
Total			11,063,360
TURNPIKE / BRIDGE / TOLL ROAD 4.5%
New York State Thruway Authority Revenue Bonds General Series 2012I 01/01/32	5.000%	2,000,000	2,250,380
Series 2014J 01/01/41	5.000%	3,000,000	3,324,390
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Subordinated Series 2013A 11/15/27	5.000%	2,000,000	2,332,080
Total			7,906,850
WATER & SEWER 5.1%
Great Neck North Water Authority Revenue Bonds Series 2008 01/01/33	5.000%	690,000	749,160
New York City Water & Sewer System Refunding Revenue Bonds Series 2011AA 06/15/44	5.000%	1,000,000	1,108,160
Revenue Bonds Fiscal 2009 Series 2008A 06/15/40	5.750%	1,000,000	1,139,500
Series 2008CC 06/15/34	5.000%	3,500,000	3,851,260
Series 2009EE 06/15/40	5.250%	500,000	567,595

The accompanying Notes to Financial Statements are an integral part of this statement.

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10

COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Niagara Falls Public Water Authority Revenue Bonds Series 2013A 07/15/29	5.000%	1,000,000	1,140,610
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008 09/01/38	5.250%	535,000	558,722
Total			9,115,007
Total Municipal Bonds (Cost: $160,647,506)			174,766,941

Money Market Funds 1.1%

Shares	Value ($)

Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000%(f)	1,004,869	1,004,869
JPMorgan Tax-Free Money Market Fund, 0.010%(f)	1,027,477	1,027,477
Total Money Market Funds (Cost: $2,032,346)		2,032,346
Total Investments (Cost: $162,679,852)		176,799,287
Other Assets & Liabilities, Net		753,771
Net Assets		177,553,058

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Variable rate security.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Zero coupon bond.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $1,629,010 or 0.92% of net assets.

(f)  The rate shown is the seven-day current annualized yield at April 30, 2015.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FHA  Federal Housing Authority

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA NEW YORK TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	174,766,941	—	174,766,941
Total Bonds	—	174,766,941	—	174,766,941
Mutual Funds
Money Market Funds	2,032,346	—	—	2,032,346
Total Mutual Funds	2,032,346	—	—	2,032,346
Total	2,032,346	174,766,941	—	176,799,287

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA NEW YORK TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

Assets
Investments, at value
(identified cost $162,679,852)	$176,799,287
Receivable for:
Capital shares sold	556,144
Interest	2,578,703
Expense reimbursement due from Investment Manager	681
Prepaid expenses	358
Trustees' deferred compensation plan	33,998
Other assets	6,326
Total assets	179,975,497
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,674,000
Capital shares purchased	116,666
Dividend distributions to shareholders	515,457
Investment management fees	1,946
Distribution and/or service fees	1,361
Transfer agent fees	26,484
Administration fees	340
Compensation of board members	724
Chief compliance officer expenses	8
Other expenses	51,455
Trustees' deferred compensation plan	33,998
Total liabilities	2,422,439
Net assets applicable to outstanding capital stock	$177,553,058
Represented by
Paid-in capital	$162,958,354
Undistributed net investment income	389,558
Accumulated net realized gain	85,711
Unrealized appreciation (depreciation) on:
Investments	14,119,435
Total — representing net assets applicable to outstanding capital stock	$177,553,058

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA NEW YORK TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2015 (Unaudited)

Class A
Net assets	$146,388,131
Shares outstanding	19,503,690
Net asset value per share	$7.51
Maximum offering price per share(a)	$7.74
Class B
Net assets	$344,965
Shares outstanding	45,978
Net asset value per share	$7.50
Class C
Net assets	$18,178,878
Shares outstanding	2,422,886
Net asset value per share	$7.50
Class R4
Net assets	$10,413
Shares outstanding	1,390
Net asset value per share	$7.49
Class R5
Net assets	$40,254
Shares outstanding	5,380
Net asset value per share	$7.48
Class Z
Net assets	$12,590,417
Shares outstanding	1,678,842
Net asset value per share	$7.50

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA NEW YORK TAX-EXEMPT FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Net investment income
Income:
Dividends	$112
Interest	3,878,215
Total income	3,878,327
Expenses:
Investment management fees	353,580
Distribution and/or service fees
Class A	182,814
Class B	2,509
Class C	85,729
Transfer agent fees
Class A	90,912
Class B	312
Class C	10,660
Class R4	7
Class R5	3
Class Z	7,994
Administration fees	61,877
Compensation of board members	11,156
Custodian fees	1,197
Printing and postage fees	15,045
Registration fees	16,511
Professional fees	14,628
Chief compliance officer expenses	44
Other	5,693
Total expenses	860,671
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(121,127)
Fees waived by Distributor — Class C	(25,719)
Total net expenses	713,825
Net investment income	3,164,502
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	721,789
Net realized gain	721,789
Net change in unrealized appreciation (depreciation) on:
Investments	(981,721)
Net change in unrealized depreciation	(981,721)
Net realized and unrealized loss	(259,932)
Net increase in net assets resulting from operations	$2,904,570

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA NEW YORK TAX-EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations
Net investment income	$3,164,502	$6,309,833
Net realized gain (loss)	721,789	(344,736)
Net change in unrealized appreciation (depreciation)	(981,721)	8,391,798
Net increase in net assets resulting from operations	2,904,570	14,356,895
Distributions to shareholders
Net investment income
Class A	(2,598,512)	(5,385,619)
Class B	(7,022)	(20,441)
Class C	(265,696)	(519,223)
Class R4	(198)	(271)
Class R5	(205)	(557)
Class Z	(244,431)	(334,589)
Net realized gains
Class A	—	(961,038)
Class B	—	(5,041)
Class C	—	(107,407)
Class R4	—	(16)
Class R5	—	(15)
Class Z	—	(48,653)
Total distributions to shareholders	(3,116,064)	(7,382,870)
Increase (decrease) in net assets from capital stock activity	(473,217)	1,052,198
Total increase (decrease) in net assets	(684,711)	8,026,223
Net assets at beginning of period	178,237,769	170,211,546
Net assets at end of period	$177,553,058	$178,237,769
Undistributed net investment income	$389,558	$341,120

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA NEW YORK TAX-EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	550,830	4,161,731	1,973,518	14,381,177
Distributions reinvested	278,095	2,102,023	705,111	5,149,430
Redemptions	(890,622)	(6,726,808)	(3,270,079)	(23,841,731)
Net decrease	(61,697)	(463,054)	(591,450)	(4,311,124)
Class B shares
Subscriptions	1,519	11,406	881	6,418
Distributions reinvested	450	3,399	1,735	12,641
Redemptions(a)	(43,092)	(324,885)	(23,362)	(169,485)
Net decrease	(41,123)	(310,080)	(20,746)	(150,426)
Class C shares
Subscriptions	322,281	2,431,872	308,797	2,262,846
Distributions reinvested	23,265	175,805	55,968	408,608
Redemptions	(129,584)	(978,094)	(412,179)	(2,986,008)
Net increase (decrease)	215,962	1,629,583	(47,414)	(314,554)
Class R4 shares
Subscriptions	—	—	1,061	7,696
Net increase	—	—	1,061	7,696
Class R5 shares
Subscriptions	3,995	30,000	12,785	90,667
Distributions reinvested	1	6	—	—
Redemptions	—	—	(11,723)	(84,407)
Net increase	3,996	30,006	1,062	6,260
Class Z shares
Subscriptions	324,549	2,446,994	1,006,539	7,455,686
Distributions reinvested	10,187	76,910	7,946	58,506
Redemptions	(515,228)	(3,883,576)	(236,220)	(1,699,846)
Net increase (decrease)	(180,492)	(1,359,672)	778,265	5,814,346
Total net increase (decrease)	(63,354)	(473,217)	120,778	1,052,198

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA NEW YORK TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2015		Year Ended October 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$7.51		$7.21		$7.76		$7.27		$7.34		$7.25
Income from investment operations:
Net investment income	0.14		0.27		0.27		0.28		0.29		0.30
Net realized and unrealized gain (loss)	(0.01)		0.35		(0.51)		0.50		(0.06	)(a)	0.31
Total from investment operations	0.13		0.62		(0.24)		0.78		0.23		0.61
Less distributions to shareholders:
Net investment income	(0.13)		(0.27)		(0.27)		(0.28)		(0.29)		(0.34)
Net realized gains	—		(0.05)		(0.04)		(0.01)		(0.01)		(0.18)
Total distributions to shareholders	(0.13)		(0.32)		(0.31)		(0.29)		(0.30)		(0.52)
Net asset value, end of period	$7.51		$7.51		$7.21		$7.76		$7.27		$7.34
Total return	1.77%		8.80%		(3.20%)		10.90%		3.40%		8.86%
Ratios to average net assets(b)
Total gross expenses	0.92	%(c)	0.92%		0.91%		0.93%		1.02%		1.12%
Total net expenses(d)	0.78	%(c)	0.78	%(e)	0.78	%(e)	0.79	%(e)	0.82	%(e)	0.84	%(e)
Net investment income	3.61	%(c)	3.73%		3.57%		3.70%		4.04%		4.11%
Supplemental data
Net assets, end of period (in thousands)	$146,388		$147,024		$145,384		$177,945		$163,405		$54,888
Portfolio turnover	7%		11%		15%		24%		22%		9%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA NEW YORK TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$7.51		$7.21		$7.76		$7.27		$7.34		$7.25
Income from investment operations:
Net investment income	0.11		0.22		0.21		0.22		0.24		0.24
Net realized and unrealized gain (loss)	(0.02)		0.34		(0.51)		0.50		(0.06	)(a)	0.32
Total from investment operations	0.09		0.56		(0.30)		0.72		0.18		0.56
Less distributions to shareholders:
Net investment income	(0.10)		(0.21)		(0.21)		(0.22)		(0.24)		(0.29)
Net realized gains	—		(0.05)		(0.04)		(0.01)		(0.01)		(0.18)
Total distributions to shareholders	(0.10)		(0.26)		(0.25)		(0.23)		(0.25)		(0.47)
Net asset value, end of period	$7.50		$7.51		$7.21		$7.76		$7.27		$7.34
Total return	1.26%		7.99%		(3.93%)		10.08%		2.62%		8.05%
Ratios to average net assets(b)
Total gross expenses	1.67	%(c)	1.67%		1.66%		1.70%		1.87%		1.87%
Total net expenses(d)	1.53	%(c)	1.53	%(e)	1.53	%(e)	1.54	%(e)	1.60	%(e)	1.59	%(e)
Net investment income	2.85	%(c)	2.99%		2.80%		2.95%		3.38%		3.38%
Supplemental data
Net assets, end of period (in thousands)	$345		$654		$778		$1,390		$2,202		$4,540
Portfolio turnover	7%		11%		15%		24%		22%		9%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA NEW YORK TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$7.51		$7.21		$7.76		$7.27		$7.34		$7.25
Income from investment operations:
Net investment income	0.12		0.24		0.23		0.25		0.26		0.26
Net realized and unrealized gain (loss)	(0.01)		0.35		(0.51)		0.50		(0.06	)(a)	0.32
Total from investment operations	0.11		0.59		(0.28)		0.75		0.20		0.58
Less distributions to shareholders:
Net investment income	(0.12)		(0.24)		(0.23)		(0.25)		(0.26)		(0.31)
Net realized gains	—		(0.05)		(0.04)		(0.01)		(0.01)		(0.18)
Total distributions to shareholders	(0.12)		(0.29)		(0.27)		(0.26)		(0.27)		(0.49)
Net asset value, end of period	$7.50		$7.51		$7.21		$7.76		$7.27		$7.34
Total return	1.41%		8.32%		(3.64%)		10.41%		2.95%		8.37%
Ratios to average net assets(b)
Total gross expenses	1.67	%(c)	1.66%		1.66%		1.68%		1.82%		1.87%
Total net expenses(d)	1.23	%(c)	1.23	%(e)	1.23	%(e)	1.24	%(e)	1.28	%(e)	1.29	%(e)
Net investment income	3.15	%(c)	3.28%		3.12%		3.24%		3.64%		3.66%
Supplemental data
Net assets, end of period (in thousands)	$18,179		$16,578		$16,254		$20,240		$16,164		$9,401
Portfolio turnover	7%		11%		15%		24%		22%		9%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA NEW YORK TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$7.50		$7.20		$7.63
Income from investment operations:
Net investment income	0.14		0.29		0.18
Net realized and unrealized gain (loss)	(0.01)		0.35		(0.43)
Total from investment operations	0.13		0.64		(0.25)
Less distributions to shareholders:
Net investment income	(0.14)		(0.29)		(0.18)
Net realized gains	—		(0.05)		—
Total distributions to shareholders	(0.14)		(0.34)		(0.18)
Net asset value, end of period	$7.49		$7.50		$7.20
Total return	1.76%		9.09%		(3.35%)
Ratios to average net assets(b)
Total gross expenses	0.67	%(c)	0.65%		0.69	%(c)
Total net expenses(d)	0.53	%(c)	0.53	%(e)	0.53	%(c)(e)
Net investment income	3.86	%(c)	3.95%		3.88	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10		$2
Portfolio turnover	7%		11%		15%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA NEW YORK TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$7.49		$7.20	$7.79
Income from investment operations:
Net investment income	0.15		0.29	0.28
Net realized and unrealized gain (loss)	(0.02)		0.34	(0.55)
Total from investment operations	0.13		0.63	(0.27)
Less distributions to shareholders:
Net investment income	(0.14)		(0.29)	(0.28)
Net realized gains	—		(0.05)	(0.04)
Total distributions to shareholders	(0.14)		(0.34)	(0.32)
Net asset value, end of period	$7.48		$7.49	$7.20
Total return	1.78%		8.98%	(3.52%)
Ratios to average net assets(b)
Total gross expenses	0.59	%(c)	0.62%	0.62	%(c)
Total net expenses(d)	0.50	%(c)	0.49%	0.50	%(c)
Net investment income	3.96	%(c)	4.13%	3.85	%(c)
Supplemental data
Net assets, end of period (in thousands)	$40		$10	$2
Portfolio turnover	7%		11%	15%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA NEW YORK TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Z	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$7.51		$7.21		$7.76		$7.27		$7.25
Income from investment operations:
Net investment income	0.14		0.29		0.29		0.30		0.05
Net realized and unrealized gain (loss)	(0.01)		0.35		(0.51)		0.50		0.02
Total from investment operations	0.13		0.64		(0.22)		0.80		0.07
Less distributions to shareholders:
Net investment income	(0.14)		(0.29)		(0.29)		(0.30)		(0.05)
Net realized gains	—		(0.05)		(0.04)		(0.01)		—
Total distributions to shareholders	(0.14)		(0.34)		(0.33)		(0.31)		(0.05)
Net asset value, end of period	$7.50		$7.51		$7.21		$7.76		$7.27
Total return	1.76%		9.07%		(2.96%)		11.19%		0.96%
Ratios to average net assets(b)
Total gross expenses	0.67	%(c)	0.67%		0.65%		0.66%		0.61	%(c)
Total net expenses(d)	0.53	%(c)	0.53	%(e)	0.53	%(e)	0.54	%(e)	0.52	%(c)
Net investment income	3.85	%(c)	3.98%		3.86%		3.90%		4.19	%(c)
Supplemental data
Net assets, end of period (in thousands)	$12,590		$13,961		$7,791		$995		$5
Portfolio turnover	7%		11%		15%		24%		22%

Notes to Financial Highlights

(a)  Based on operations from September 1, 2011 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA NEW YORK TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1. Organization

Columbia New York Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a

Semiannual Report 2015
25

COLUMBIA NEW YORK TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of

Semiannual Report 2015
26

COLUMBIA NEW YORK TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2015 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2015 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts

(other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended April 30, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class B	0.12
Class C	0.12
Class R4	0.13
Class R5	0.05
Class Z	0.12

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At April 30, 2015, the Fund's total potential future obligation over the life of the Guaranty is $50,843. The liability remaining at April 30, 2015 for non-recurring charges associated with the lease amounted to $28,258 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2015, no minimum account balance fees were charged by the Fund.

Semiannual Report 2015
27

COLUMBIA NEW YORK TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $26,824 for Class A, $95 for Class B, and $269 for Class C shares for the six months ended April 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2015 through February 29, 2016	Prior to March 1, 2015
Class A	0.78%	0.78%
Class B	1.53	1.53
Class C	1.53	1.53
Class R4	0.53	0.53
Class R5	0.49	0.50
Class Z	0.53	0.53

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2015, the cost of investments for federal income tax purposes was approximately $162,680,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$14,332,000
Unrealized depreciation	(213,000)
Net unrealized appreciation	$14,119,000

Semiannual Report 2015
28

COLUMBIA NEW YORK TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

The following capital loss carryforwards, determined as of October 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	381,066
Total	381,066

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $13,828,752 and $12,468,196, respectively, for the six months ended April 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At April 30, 2015, one unaffiliated shareholder of record owned 11.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 30.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended April 30, 2015.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.

Semiannual Report 2015
29

COLUMBIA NEW YORK TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
30

COLUMBIA NEW YORK TAX-EXEMPT FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
31

Columbia New York Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR205_10_E01_(06/15)

SEMIANNUAL REPORT

April 30, 2015

COLUMBIA STRATEGIC INCOME FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 12th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of March 31, 2015. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of March 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

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*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

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Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive. Update your subscriptions at any time by accessing the email subscription center.

PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. To that end, Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context enables us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our new website — columbiathreadneedle.com/us. We encourage you to visit us online and view a new video on the "About Us" tab that speaks to the strength of the firm.

While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  Columbia Management Investment Distributors as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us. Our service representatives are available at 800.345.6611 to help with any questions.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

* Source: Ameriprise as of December 1, 2014

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	5
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	36
Statement of Operations	38
Statement of Changes in Net Assets	39
Financial Highlights	42
Notes to Financial Statements	52
Important Information About This Report	67

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Strategic Income Fund (the Fund) Class A shares returned 1.77% excluding sales charges for the six-month period that ended April 30, 2015.

■  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.06% for the same period.

■  During the same six-month period, the Bank of America Merrill Lynch (BofAML) U.S. Cash Pay High Yield Constrained Index returned 1.51%, the Citi Non-U.S. World Government Bond (All Maturities) Index — Unhedged returned -4.67% and the J.P. Morgan Emerging Markets Bond Index (EMBI) — Global returned 0.70%.

Average Annual Total Returns (%) (for period ended April 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	04/21/77
Excluding sales charges		1.77	3.40	6.12	6.01
Including sales charges		-3.13	-1.57	5.08	5.49
Class B	05/15/92
Excluding sales charges		1.57	2.64	5.33	5.24
Including sales charges		-3.34	-2.25	5.00	5.24
Class C	07/01/97
Excluding sales charges		1.41	2.55	5.47	5.37
Including sales charges		0.43	1.57	5.47	5.37
Class K*	03/07/11	1.86	3.40	6.20	6.05
Class R*	09/27/10	1.80	3.13	5.98	5.81
Class R4*	11/08/12	1.93	3.71	6.24	6.07
Class R5*	03/07/11	2.16	3.83	6.46	6.18
Class W*	09/27/10	1.94	3.41	6.15	6.03
Class Y*	06/13/13	2.02	3.72	6.28	6.09
Class Z	01/29/99	1.93	3.54	6.36	6.27
Barclays U.S. Aggregate Bond Index		2.06	4.46	4.12	4.75
BofAML U.S. Cash Pay High Yield Constrained Index		1.51	2.55	8.15	8.20
Citi Non-U.S. World Government Bond (All Maturities) Index — Unhedged		-4.67	-9.32	0.93	2.55
J.P. Morgan EMBI — Global		0.70	4.50	7.08	8.09
Blended Benchmark		0.66	1.67	5.54	6.25
Barclays U.S. Government/Credit Bond Index		2.12	4.44	4.39	4.75

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PERFORMANCE OVERVIEW (continued)

(Unaudited)

Effective on August 29, 2014, the Fund's Blended Benchmark was replaced with the following three supplemental benchmarks: BofAML U.S. Cash Pay High Yield Constrained Index, Citi Non-U.S. World Government Bond (All Maturities) Index — Unhedged and the J.P. Morgan EMBI — Global. Information on the indices will be included for a one-year transition period. After the transition period, we will remove the Barclays U.S. Government/Credit Index and the Blended Benchmark. Further, the Fund's benchmark, the Barclays U.S. Government/Credit Index, was replaced with the Barclays U.S. Aggregate Bond Index.

The Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The BofAML U.S. Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market.

The Citi Non-U.S. World Government Bond (All Maturities) Index — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds.

The J.P. Morgan EMBI — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

The Blended Benchmark consists of a 35% weighting of the Barclays U.S. Aggregate Bond Index, a 35% weighting of the BofAML U.S. Cash Pay High Yield Constrained Index, a 15% weighting of the Citi Non-U.S. World Government Bond (All Maturities) Index — Unhedged (Citi Non U.S. WGBI — Unhedged) and a 15% weighting of the J.P. Morgan EMBI — Global.

The Barclays U.S. Government/Credit Bond Index tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA CONTRARIAN CORE FUND

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at April 30, 2015)
Asset-Backed Securities — Non-Agency	2.5
Commercial Mortgage-Backed Securities — Non-Agency	5.3
Common Stocks	0.1
Consumer Discretionary	0.1
Materials	0.0	(a)
Telecommunication Services	0.0	(a)
Corporate Bonds & Notes	37.7
Foreign Government Obligations	15.8
Inflation-Indexed Bonds	1.9
Money Market Funds	6.5
Municipal Bonds	0.2
Residential Mortgage-Backed Securities — Agency	12.5
Residential Mortgage-Backed Securities — Non-Agency	13.0
Senior Loans	4.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at April 30, 2015)
AAA rating	14.8
AA rating	0.3
A rating	2.7
BBB rating	17.2
BB rating	20.5
B rating	19.3
CCC rating	6.4
Not rated	18.8
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Management

Colin Lundgren, CFA

Brian Lavin, CFA

Gene Tannuzzo, CFA

Effective May 1, 2015, Zach Pandl is no longer a Portfolio Manager of the Fund.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2014 – April 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,017.70	1,019.64	5.20	5.21	1.04
Class B	1,000.00	1,000.00	1,015.70	1,015.92	8.95	8.95	1.79
Class C	1,000.00	1,000.00	1,014.10	1,015.92	8.94	8.95	1.79
Class K	1,000.00	1,000.00	1,018.60	1,020.23	4.60	4.61	0.92
Class R	1,000.00	1,000.00	1,018.00	1,018.40	6.45	6.46	1.29
Class R4	1,000.00	1,000.00	1,019.30	1,020.88	3.96	3.96	0.79
Class R5	1,000.00	1,000.00	1,021.60	1,021.47	3.36	3.36	0.67
Class W	1,000.00	1,000.00	1,019.40	1,019.64	5.21	5.21	1.04
Class Y	1,000.00	1,000.00	1,020.20	1,021.72	3.11	3.11	0.62
Class Z	1,000.00	1,000.00	1,019.30	1,020.88	3.96	3.96	0.79

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 40.2%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
AEROSPACE & DEFENSE 0.4%
ADS Tactical, Inc.(b) 04/01/18	11.000%		1,507,000	1,552,210
Bombardier, Inc.(b) 03/15/20	7.750%		27,000	28,548
03/15/25	7.500%		1,074,000	1,064,603
Huntington Ingalls Industries, Inc.(b) 12/15/21	5.000%		378,000	390,758
Northrop Grumman Corp. 03/15/21	3.500%		2,765,000	2,892,870
TransDigm, Inc. 07/15/22	6.000%		425,000	427,656
07/15/24	6.500%		1,792,000	1,818,611
Total				8,175,256
AUTOMOTIVE 0.6%
Gates Global LLC/Co.(b) 07/15/22	6.000%		1,353,000	1,261,672
General Motors Co. 10/02/23	4.875%		4,287,000	4,642,907
General Motors Financial Co., Inc. 09/25/21	4.375%		1,003,000	1,065,567
01/15/25	4.000%		668,000	672,130
Schaeffler Finance BV(b) 05/15/21	4.250%		182,000	182,910
Schaeffler Holding Finance BV PIK(b) 11/15/19	6.250%		1,349,000	1,436,685
ZF North America Capital, Inc.(b) 04/29/22	4.500%		1,053,000	1,051,026
04/29/25	4.750%		2,029,000	2,034,072
Total				12,346,969
BANKING 1.4%
Agromercantil Senior Trust(b) 04/10/19	6.250%		1,295,000	1,327,375
Ally Financial, Inc. 03/15/20	8.000%		2,515,000	2,980,275
09/15/20	7.500%		5,645,000	6,612,553
02/13/22	4.125%		2,766,000	2,710,680
03/30/25	4.625%		1,044,000	1,040,738
11/01/31	8.000%		808,000	1,014,040
BBVA Bancomer SA(b)(c) 11/12/29	5.350%		1,600,000	1,567,992
Banco de Credito del Peru(b)(c) 10/15/22	7.170%	PEN	2,000,000	637,815
Grupo Aval Ltd.(b) 09/26/22	4.750%		1,000,000	1,002,500

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Senior Trust(b) 11/01/22	5.500%	1,000,000	985,500
Lloyds Banking Group PLC(b)(c) 12/31/49	6.657%	230,000	262,775
Popular, Inc. 07/01/19	7.000%	714,000	721,140
Royal Bank of Scotland Group PLC 05/28/24	5.125%	3,135,000	3,237,963
Synovus Financial Corp. 02/15/19	7.875%	3,705,000	4,172,756
Total			28,274,102
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.2%
E*TRADE Financial Corp. 11/15/22	5.375%	1,763,000	1,873,188
09/15/23	4.625%	1,153,000	1,177,501
Total			3,050,689
BUILDING MATERIALS 0.8%
Allegion US Holding Co., Inc. 10/01/21	5.750%	1,646,000	1,732,415
American Builders & Contractors Supply Co., Inc.(b) 04/15/21	5.625%	2,031,000	2,091,930
Cemex SAB de CV 01/15/21	7.250%	2,453,000	2,655,372
Gibraltar Industries, Inc. 02/01/21	6.250%	723,000	733,845
HD Supply, Inc. 07/15/20	7.500%	2,000,000	2,145,000
07/15/20	11.500%	1,340,000	1,567,800
HD Supply, Inc.(b) 12/15/21	5.250%	1,270,000	1,317,625
Nortek, Inc. 04/15/21	8.500%	1,307,000	1,411,560
RSI Home Products, Inc.(b) 03/15/23	6.500%	921,000	957,840
Union Andina de Cementos SAA(b) 10/30/21	5.875%	1,300,000	1,322,750
Total			15,936,137
CABLE AND SATELLITE 2.2%
Altice Financing SA(b) 02/15/23	6.625%	1,286,000	1,327,795
CCO Holdings LLC/Capital Corp. 09/30/22	5.250%	1,306,000	1,305,021
01/15/24	5.750%	1,479,000	1,497,487
CCO Holdings LLC/Capital Corp.(b) 05/01/23	5.125%	196,000	194,040

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/25	5.375%	1,568,000	1,540,560
05/01/27	5.875%	766,000	754,510
CSC Holdings LLC 11/15/21	6.750%	4,456,000	5,057,560
Cequel Communications Holdings I LLC/Capital Corp.(b) 09/15/20	6.375%	2,149,000	2,264,509
12/15/21	5.125%	1,229,000	1,233,609
DISH DBS Corp. 06/01/21	6.750%	4,868,000	5,154,384
07/15/22	5.875%	1,382,000	1,392,365
DigitalGlobe, Inc.(b) 02/01/21	5.250%	746,000	751,595
Hughes Satellite Systems Corp. 06/15/19	6.500%	4,440,000	4,872,900
06/15/21	7.625%	585,000	652,275
Intelsat Jackson Holdings SA 04/01/19	7.250%	395,000	409,319
08/01/23	5.500%	2,833,000	2,666,561
Mediacom Broadband LLC/Corp. 04/15/21	5.500%	288,000	292,320
NBCUniversal Media LLC 01/15/43	4.450%	990,000	1,035,108
Sirius XM Radio, Inc.(b) 04/15/25	5.375%	1,799,000	1,807,995
Time Warner Cable, Inc. 09/15/42	4.500%	380,000	323,182
UPCB Finance IV Ltd.(b) 01/15/25	5.375%	2,171,000	2,206,279
Unitymedia Hessen GmbH & Co. KG NRW(b) 01/15/25	5.000%	1,621,000	1,631,131
Unitymedia KabelBW GmbH(b) 01/15/25	6.125%	1,611,000	1,681,481
Virgin Media Secured Finance PLC(b) 04/15/21	5.375%	337,500	352,266
01/15/26	5.250%	1,814,000	1,804,930
Ziggo Bond Finance BV(b) 01/15/25	5.875%	591,000	613,163
Total			42,822,345
CHEMICALS 1.7%
Angus Chemical Co.(b) 02/15/23	8.750%	1,315,000	1,310,069
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(b) 05/01/21	7.375%	2,338,000	2,542,575
Celanese U.S. Holdings LLC 06/15/21	5.875%	814,000	893,365

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eco Services Operations LLC/Finance Corp.(b) 11/01/22	8.500%	739,000	753,780
Huntsman International LLC 11/15/20	4.875%	2,071,000	2,091,710
INEOS Group Holdings SA(b) 08/15/18	6.125%	318,000	323,565
02/15/19	5.875%	2,138,000	2,164,725
JM Huber Corp.(b) 11/01/19	9.875%	2,430,000	2,621,363
LYB International Finance BV 03/15/44	4.875%	600,000	634,049
Mexichem SAB de CV(b) 09/17/44	5.875%	1,200,000	1,182,000
NOVA Chemicals Corp.(b) 05/01/25	5.000%	2,733,000	2,879,899
PQ Corp.(b) 11/01/18	8.750%	11,024,000	11,451,731
Platform Specialty Products Corp.(b) 02/01/22	6.500%	2,913,000	3,044,085
Sibur Securities Ltd.(b) 01/31/18	3.914%	2,300,000	2,082,811
Total			33,975,727
CONSTRUCTION MACHINERY 0.5%
Ashtead Capital, Inc.(b) 07/15/22	6.500%	1,554,000	1,670,550
H&E Equipment Services, Inc. 09/01/22	7.000%	2,665,000	2,791,587
United Rentals North America, Inc. 05/15/20	7.375%	1,015,000	1,094,464
04/15/22	7.625%	1,765,000	1,945,913
06/15/23	6.125%	1,724,000	1,807,183
Total			9,309,697
CONSUMER CYCLICAL SERVICES 0.8%
ADT Corp. (The) 07/15/22	3.500%	2,428,000	2,288,390
06/15/23	4.125%	1,050,000	1,002,750
APX Group, Inc. 12/01/19	6.375%	6,023,000	6,007,942
12/01/20	8.750%	3,045,000	2,809,012
IHS, Inc.(b) 11/01/22	5.000%	1,101,000	1,101,000
Interval Acquisition Corp.(b) 04/15/23	5.625%	1,189,000	1,203,863
Monitronics International, Inc. 04/01/20	9.125%	2,240,000	2,206,400
Total			16,619,357

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
CONSUMER PRODUCTS 0.6%
Revlon Consumer Products Corp. 02/15/21	5.750%		441,000	441,000
Serta Simmons Holdings LLC(b) 10/01/20	8.125%		4,275,000	4,531,500
Spectrum Brands, Inc. 03/15/20	6.750%		667,000	702,017
11/15/20	6.375%		2,086,000	2,206,988
11/15/22	6.625%		725,000	775,750
Springs Industries, Inc. 06/01/21	6.250%		3,414,000	3,388,395
Tempur Sealy International, Inc. 12/15/20	6.875%		488,000	519,720
Total				12,565,370
DIVERSIFIED MANUFACTURING 0.3%
Actuant Corp. 06/15/22	5.625%		1,319,000	1,365,165
Amsted Industries, Inc.(b) 03/15/22	5.000%		1,736,000	1,790,250
09/15/24	5.375%		1,172,000	1,195,440
Entegris, Inc.(b) 04/01/22	6.000%		1,983,000	2,072,235
Total				6,423,090
ELECTRIC 1.5%
AES Corp. (The) 07/01/21	7.375%		3,126,000	3,478,644
Calpine Corp.(b) 01/15/22	6.000%		690,000	734,850
Companhia de Eletricidade do Estad 04/27/16	11.750%	BRL	2,313,000	733,140
Duke Energy Corp. 09/15/21	3.550%		415,000	439,489
08/15/22	3.050%		5,280,000	5,388,768
NRG Energy, Inc. 07/15/22	6.250%		4,383,000	4,547,362
NRG Yield Operating LLC(b) 08/15/24	5.375%		1,675,000	1,737,813
PPL Capital Funding, Inc. 06/01/23	3.400%		5,780,000	5,929,685
Progress Energy, Inc. 04/01/22	3.150%		5,994,000	6,140,589
TerraForm Power Operating LLC(b) 02/01/23	5.875%		1,338,000	1,394,865
Total				30,525,205

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ENVIRONMENTAL 0.1%
Clean Harbors, Inc. 08/01/20	5.250%	1,480,000	1,524,400
FINANCE COMPANIES 1.6%
AerCap Ireland Capital Ltd./Global Aviation Trust(b) 05/15/21	4.500%	2,541,000	2,674,402
10/01/21	5.000%	1,114,000	1,192,760
Aircastle Ltd. 03/15/21	5.125%	1,088,000	1,140,986
02/15/22	5.500%	302,000	322,385
International Lease Finance Corp. 12/15/20	8.250%	4,098,000	5,020,050
01/15/22	8.625%	2,266,000	2,894,815
Navient Corp. 01/15/19	5.500%	559,000	568,224
10/26/20	5.000%	302,000	294,450
01/25/22	7.250%	1,244,000	1,318,640
03/25/24	6.125%	1,599,000	1,553,029
10/25/24	5.875%	3,355,000	3,170,475
OneMain Financial Holdings, Inc.(b) 12/15/19	6.750%	1,032,000	1,083,600
12/15/21	7.250%	1,006,000	1,065,052
Provident Funding Associates LP/Finance Corp.(b) 06/15/21	6.750%	3,596,000	3,425,190
Springleaf Finance Corp. 12/15/17	6.900%	1,928,000	2,053,320
06/01/20	6.000%	645,000	659,512
10/01/21	7.750%	513,000	564,300
10/01/23	8.250%	1,220,000	1,366,400
iStar Financial, Inc. 07/01/19	5.000%	1,955,000	1,947,669
Total			32,315,259
FOOD AND BEVERAGE 2.0%
B&G Foods, Inc. 06/01/21	4.625%	1,927,000	1,931,817
ConAgra Foods, Inc. 09/15/22	3.250%	5,750,000	5,680,856
Constellation Brands, Inc. 11/15/19	3.875%	522,000	540,270
11/15/24	4.750%	522,000	553,320
Cosan Luxembourg SA(b) 03/14/23	5.000%	491,000	448,037
Darling Ingredients, Inc. 01/15/22	5.375%	2,589,000	2,634,307
Diamond Foods, Inc.(b) 03/15/19	7.000%	1,679,000	1,737,765

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grupo Bimbo SAB de CV(b) 06/27/44	4.875%	4,910,000	4,796,677
Heineken NV(b) 04/01/22	3.400%	4,300,000	4,448,359
MHP SA(b) 04/02/20	8.250%	3,609,000	2,941,335
Molson Coors Brewing Co. 05/01/42	5.000%	3,880,000	4,038,320
Pinnacle Foods Finance LLC/Corp. 05/01/21	4.875%	334,000	337,340
Post Holdings, Inc. 02/15/22	7.375%	391,000	405,663
Post Holdings, Inc.(b) 12/15/22	6.000%	1,166,000	1,136,850
SABMiller Holdings, Inc.(b) 01/15/22	3.750%	4,880,000	5,144,023
WhiteWave Foods Co. (The) 10/01/22	5.375%	1,918,000	2,061,850
Total			38,836,789
GAMING 1.6%
GLP Capital LP/Financing II, Inc. 11/01/23	5.375%	1,094,000	1,137,760
International Game Technology PLC(b) 02/15/22	6.250%	1,963,000	1,938,463
02/15/25	6.500%	1,472,000	1,427,840
MGM Resorts International 03/01/18	11.375%	1,925,000	2,314,812
10/01/20	6.750%	444,000	477,855
12/15/21	6.625%	4,363,000	4,668,410
Penn National Gaming, Inc. 11/01/21	5.875%	1,107,000	1,104,233
Pinnacle Entertainment, Inc. 08/01/21	6.375%	1,806,000	1,918,875
Scientific Games International, Inc.(b) 01/01/22	7.000%	3,246,000	3,383,955
12/01/22	10.000%	5,023,000	4,658,832
Seminole Tribe of Florida, Inc.(b) 10/01/20	6.535%	1,335,000	1,448,475
10/01/20	7.804%	1,970,000	2,119,346
SugarHouse HSP Gaming LP/Finance Corp.(b) 06/01/21	6.375%	3,303,000	3,146,107
Tunica-Biloxi Gaming Authority(b)(d) 11/15/15	9.000%	2,397,000	1,198,500
Total			30,943,463
Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HEALTH CARE 2.7%
Acadia Healthcare Co., Inc. 07/01/22	5.125%	524,000	522,690
Air Medical Merger Sub Corp.(b) 05/15/23	6.375%	1,013,000	983,876
CHS/Community Health Systems, Inc. 08/01/21	5.125%	614,000	635,490
02/01/22	6.875%	3,355,000	3,560,494
Catamaran Corp. 03/15/21	4.750%	573,000	627,435
ConvaTec Healthcare E SA(b) 12/15/18	10.500%	1,683,000	1,779,772
DaVita HealthCare Partners, Inc. 05/01/25	5.000%	1,509,000	1,506,171
Emdeon, Inc. 12/31/19	11.000%	2,635,000	2,878,737
ExamWorks Group, Inc. 04/15/23	5.625%	665,000	686,613
Fresenius Medical Care U.S. Finance II, Inc.(b) 07/31/19	5.625%	813,000	888,203
01/31/22	5.875%	1,960,000	2,146,200
10/15/24	4.750%	385,000	402,325
Fresenius Medical Care U.S. Finance, Inc.(b) 09/15/18	6.500%	332,000	371,840
HCA Holdings, Inc. 02/15/21	6.250%	408,000	445,536
HCA, Inc. 03/15/19	3.750%	1,016,000	1,046,480
02/15/20	6.500%	3,788,000	4,318,320
02/15/22	7.500%	3,328,000	3,893,760
02/01/25	5.375%	1,743,000	1,830,150
IMS Health, Inc.(b) 11/01/20	6.000%	1,511,000	1,571,440
Kinetic Concepts, Inc./KCI U.S.A., Inc. 11/01/18	10.500%	1,262,000	1,359,805
LifePoint Hospitals, Inc. 12/01/21	5.500%	2,289,000	2,405,968
MPH Acquisition Holdings LLC(b) 04/01/22	6.625%	2,083,000	2,192,357
Omnicare, Inc. 12/01/22	4.750%	1,089,000	1,189,733
12/01/24	5.000%	462,000	503,580
Physio-Control International, Inc.(b) 01/15/19	9.875%	2,011,000	2,146,742
Surgical Care Affiliates, Inc.(b) 04/01/23	6.000%	720,000	736,200
Teleflex, Inc. 06/15/24	5.250%	163,000	164,630

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp. 10/01/20	6.000%	1,506,000	1,607,655
04/01/21	4.500%	2,605,000	2,595,231
04/01/22	8.125%	5,225,000	5,701,781
Tenet Healthcare Corp.(b) 03/01/19	5.000%	413,000	410,419
Universal Health Services, Inc.(b) 08/01/22	4.750%	2,839,000	2,980,950
Total			54,090,583
HEALTHCARE INSURANCE 0.1%
Centene Corp. 05/15/22	4.750%	1,691,000	1,779,778
HOME CONSTRUCTION 0.3%
Meritage Homes Corp. 03/01/18	4.500%	1,527,000	1,555,631
04/15/20	7.150%	588,000	637,980
04/01/22	7.000%	1,368,000	1,463,760
Standard Pacific Corp. 11/15/24	5.875%	611,000	633,912
Taylor Morrison Communities, Inc./Monarch, Inc.(b) 04/15/21	5.250%	49,000	49,123
04/15/23	5.875%	1,265,000	1,290,300
03/01/24	5.625%	695,000	688,050
Total			6,318,756
INDEPENDENT ENERGY 3.8%
Antero Resources Corp. 12/01/22	5.125%	3,442,000	3,424,790
Canadian Oil Sands Ltd.(b) 04/01/22	4.500%	3,810,000	3,560,929
Carrizo Oil & Gas, Inc. 04/15/23	6.250%	2,246,000	2,279,690
Chesapeake Energy Corp. 08/15/20	6.625%	2,751,000	2,833,530
02/15/21	6.125%	3,151,000	3,166,755
03/15/23	5.750%	3,754,000	3,669,535
Cimarex Energy Co. 05/01/22	5.875%	1,414,000	1,505,910
06/01/24	4.375%	518,000	524,475
Comstock Resources, Inc.(b) 03/15/20	10.000%	1,464,000	1,434,720
Concho Resources, Inc. 01/15/22	6.500%	1,059,000	1,114,597
04/01/23	5.500%	7,522,000	7,625,427
Continental Resources, Inc. 09/15/22	5.000%	5,978,000	6,067,670

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(b) 02/15/23	7.750%	1,415,000	1,499,900
Diamondback Energy, Inc. 10/01/21	7.625%	481,000	520,683
EP Energy LLC/Everest Acquisition Finance, Inc. 05/01/20	9.375%	2,934,000	3,139,380
09/01/22	7.750%	425,000	446,250
Halcon Resources Corp. 05/15/21	8.875%	1,250,000	976,250
Halcon Resources Corp.(b)(e) 02/01/20	8.625%	1,126,000	1,171,744
Hilcorp Energy I LP/Finance Co.(b) 12/01/24	5.000%	240,000	232,800
Kosmos Energy Ltd.(b) 08/01/21	7.875%	1,008,000	977,760
08/01/21	7.875%	1,150,000	1,099,803
Laredo Petroleum, Inc. 01/15/22	5.625%	2,517,000	2,532,731
05/01/22	7.375%	2,834,000	3,032,380
03/15/23	6.250%	1,207,000	1,249,245
Matador Resources Co.(b) 04/15/23	6.875%	435,000	446,963
Oasis Petroleum, Inc. 11/01/21	6.500%	3,320,000	3,336,600
03/15/22	6.875%	2,510,000	2,553,925
01/15/23	6.875%	2,463,000	2,499,945
Parsley Energy LLC/Finance Corp.(b) 02/15/22	7.500%	3,759,000	3,928,155
RSP Permian, Inc.(b) 10/01/22	6.625%	805,000	835,590
Tullow Oil PLC(b) 04/15/22	6.250%	1,037,000	948,855
Whiting Petroleum Corp. 03/15/21	5.750%	2,546,000	2,582,611
Whiting Petroleum Corp.(b) 04/01/23	6.250%	1,918,000	1,982,732
Zhaikmunai LLP 11/13/19	7.125%	1,754,000	1,653,145
Total			74,855,475
LEISURE 0.3%
Activision Blizzard, Inc.(b) 09/15/21	5.625%	5,679,000	6,069,431
09/15/23	6.125%	647,000	712,917
Total			6,782,348

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LODGING 0.3%
Choice Hotels International, Inc. 07/01/22	5.750%	1,055,000	1,155,225
Playa Resorts Holding BV(b) 08/15/20	8.000%	3,827,000	3,980,080
RHP Hotel Properties LP/Finance Corp.(b) 04/15/23	5.000%	378,000	385,560
Total			5,520,865
MEDIA AND ENTERTAINMENT 2.7%
AMC Networks, Inc. 12/15/22	4.750%	4,568,000	4,653,650
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	3,128,000	3,292,220
11/15/22	6.500%	4,779,000	5,053,792
Gannett Co., Inc. 10/15/19	5.125%	755,000	795,581
10/15/23	6.375%	377,000	408,103
Gannett Co., Inc.(b) 09/15/21	4.875%	655,000	673,013
09/15/24	5.500%	574,000	596,960
Lamar Media Corp. 01/15/24	5.375%	828,000	864,349
MDC Partners, Inc.(b) 04/01/20	6.750%	3,471,000	3,523,065
Netflix, Inc. 03/01/24	5.750%	695,000	734,963
Netflix, Inc.(b) 02/15/22	5.500%	1,183,000	1,245,108
02/15/25	5.875%	1,657,000	1,764,705
Nielsen Finance Co. SARL (The)(b) 10/01/21	5.500%	724,000	745,720
Nielsen Finance LLC/Co.(b) 04/15/22	5.000%	922,000	927,071
Outfront Media Capital LLC/Corp. 02/15/22	5.250%	1,931,000	2,008,240
02/15/24	5.625%	431,000	453,089
03/15/25	5.875%	2,195,000	2,332,187
Outfront Media Capital LLC/Corp.(b) 02/15/24	5.625%	227,000	235,513
Radio One, Inc.(b) 04/15/22	7.375%	1,162,000	1,173,620
Sky PLC(b) 11/26/22	3.125%	8,915,000	8,825,484
Thomson Reuters Corp. 05/23/43	4.500%	975,000	952,085

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(b) 05/15/23	5.125%	5,009,000	5,065,351
02/15/25	5.125%	3,009,000	3,031,567
iHeartCommunications, Inc. 03/01/21	9.000%	3,752,000	3,597,230
iHeartCommunications, Inc.(b) 03/15/23	10.625%	1,198,000	1,215,970
Total			54,168,636
METALS 0.5%
ArcelorMittal 03/01/21	6.250%	1,301,000	1,360,521
02/25/22	7.000%	2,352,000	2,562,692
Calcipar SA(b) 05/01/18	6.875%	3,797,000	3,927,541
FMG Resources August 2006 Proprietary Ltd.(b) 03/01/22	9.750%	724,000	746,173
Peabody Energy Corp. 11/15/18	6.000%	835,000	658,084
Total			9,255,011
MIDSTREAM 2.4%
Blue Racer Midstream LLC/Finance Corp.(b) 11/15/22	6.125%	2,102,000	2,186,080
Crestwood Midstream Partners LP/Finance Corp. 12/15/20	6.000%	222,000	227,550
03/01/22	6.125%	987,000	1,019,078
Crestwood Midstream Partners LP/Finance Corp.(b) 04/01/23	6.250%	1,668,000	1,743,060
Hiland Partners LP/Finance Corp.(b) 10/01/20	7.250%	3,647,000	3,956,995
Kinder Morgan Energy Partners LP 02/15/23	3.450%	6,825,000	6,622,222
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	1,404,000	1,488,240
02/15/23	5.500%	2,894,000	3,016,995
07/15/23	4.500%	3,707,000	3,716,267
12/01/24	4.875%	3,714,000	3,841,762
Northwest Pipeline LLC 04/15/17	5.950%	500,000	540,312
Regency Energy Partners LP/Finance Corp. 09/01/20	5.750%	1,682,000	1,858,610
10/01/22	5.000%	1,581,000	1,695,622
Sabine Pass Liquefaction LLC(b) 03/01/25	5.625%	2,669,000	2,683,813
Southern Natural Gas Co. LLC(b) 04/01/17	5.900%	2,315,000	2,483,472

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp. 05/01/23	5.250%	103,000	105,060
11/15/23	4.250%	1,784,000	1,739,400
Targa Resources Partners LP/Finance Corp.(b) 01/15/18	5.000%	2,358,000	2,446,425
11/15/19	4.125%	983,000	985,458
Tesoro Logistics LP/Finance Corp.(b) 10/15/19	5.500%	512,000	541,440
10/15/22	6.250%	1,509,000	1,601,426
TransCanada PipeLines Ltd. 10/16/43	5.000%	720,000	791,448
Transcontinental Gas Pipe Line Co. LLC 08/01/42	4.450%	2,275,000	2,030,590
Total			47,321,325
NATURAL GAS 0.1%
Sempra Energy 12/01/23	4.050%	2,745,000	2,929,662
OIL FIELD SERVICES 0.1%
Noble Holding International Ltd. 03/15/42	5.250%	2,245,000	1,757,236
OTHER FINANCIAL INSTITUTIONS 0.2%
FTI Consulting, Inc. 11/15/22	6.000%	859,000	914,835
Icahn Enterprises LP/Finance Corp. 08/01/20	6.000%	1,207,000	1,269,100
02/01/22	5.875%	1,476,000	1,525,668
Total			3,709,603
OTHER INDUSTRY 0.2%
CB Richard Ellis Services, Inc. 03/15/25	5.250%	3,267,000	3,536,528
PACKAGING 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b) 01/31/21	6.750%	1,257,000	1,304,137
Beverage Packaging Holdings (Luxembourg) II SA(b) 12/15/16	5.625%	689,000	697,613
06/15/17	6.000%	409,000	414,113
Reynolds Group Issuer, Inc./LLC 08/15/19	9.875%	1,072,000	1,142,350
02/15/21	8.250%	300,000	319,125
Signode Industrial Group Luxembourg SA/US, Inc.(b) 05/01/22	6.375%	1,789,000	1,789,000
Total			5,666,338

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PAPER 0.1%
Inversiones CMPC SA(b) 09/15/24	4.750%	2,000,000	2,094,724
PHARMACEUTICALS 1.1%
Capsugel SA PIK(b) 05/15/19	7.000%	613,000	625,260
Concordia Healthcare Corp.(b) 04/15/23	7.000%	886,000	899,290
Endo Finance LLC/Finco, Inc.(b) 02/01/25	6.000%	1,895,000	1,943,559
Grifols Worldwide Operations Ltd.(b) 04/01/22	5.250%	1,035,000	1,058,287
Jaguar Holding Co. I PIK(b) 10/15/17	9.375%	1,176,000	1,202,460
Jaguar Holding Co. II/Merger Sub, Inc.(b) 12/01/19	9.500%	912,000	980,400
Mallinckrodt International Finance SA/CB LLC(b) 04/15/25	5.500%	549,000	559,980
Valeant Pharmaceuticals International, Inc.(b) 10/15/20	6.375%	4,197,000	4,422,589
07/15/21	7.500%	3,913,000	4,245,605
03/01/23	5.500%	974,000	986,175
05/15/23	5.875%	2,872,000	2,947,390
04/15/25	6.125%	2,106,000	2,173,129
Total			22,044,124
PROPERTY & CASUALTY 1.1%
HUB International Ltd.(b) 10/01/21	7.875%	5,866,000	6,041,980
Hub Holdings LLC/Finance, Inc. PIK(b) 07/15/19	8.125%	480,000	479,400
Liberty Mutual Group, Inc.(b) 05/01/22	4.950%	8,205,000	9,029,914
06/15/23	4.250%	5,935,000	6,282,969
Total			21,834,263
RAILROADS 0.1%
Florida East Coast Holdings Corp.(b) 05/01/19	6.750%	1,866,000	1,856,670
Panama Canal Railway Co. 11/01/26	7.000%	535,350	529,997
Total			2,386,667

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RESTAURANTS 0.5%
Yum! Brands, Inc. 11/01/20	3.875%	1,347,000	1,422,467
11/01/21	3.750%	3,050,000	3,171,832
11/01/23	3.875%	4,440,000	4,585,446
Total			9,179,745
RETAILERS 0.7%
Asbury Automotive Group, Inc. 12/15/24	6.000%	1,002,000	1,044,585
Family Tree Escrow LLC(b) 03/01/20	5.250%	350,000	366,625
03/01/23	5.750%	1,849,000	1,941,450
Group 1 Automotive, Inc.(b) 06/01/22	5.000%	828,000	832,140
Penske Automotive Group, Inc. 12/01/24	5.375%	1,045,000	1,086,800
PetSmart, Inc.(b) 03/15/23	7.125%	1,521,000	1,597,050
Rite Aid Corp. 06/15/21	6.750%	2,455,000	2,599,231
02/15/27	7.700%	919,000	1,100,503
Rite Aid Corp.(b) 04/01/23	6.125%	3,274,000	3,392,682
Total			13,961,066
TECHNOLOGY 1.6%
Alliance Data Systems Corp.(b) 04/01/20	6.375%	1,321,000	1,375,491
08/01/22	5.375%	3,467,000	3,501,670
Ancestry.com, Inc. 12/15/20	11.000%	324,000	368,550
Audatex North America, Inc.(b) 06/15/21	6.000%	956,000	987,366
Equinix, Inc. 04/01/20	4.875%	1,054,000	1,088,255
01/01/22	5.375%	1,122,000	1,164,075
04/01/23	5.375%	580,000	598,850
First Data Corp.(b) 11/01/20	6.750%	2,943,000	3,134,295
01/15/21	8.250%	2,163,000	2,293,451
Goodman Networks, Inc. 07/01/18	12.125%	1,297,000	1,206,210
MSCI, Inc.(b) 11/15/24	5.250%	1,861,000	1,935,440
NCR Corp. 12/15/21	5.875%	572,000	586,300
Nuance Communications, Inc.(b) 08/15/20	5.375%	1,933,000	1,957,162

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Qualitytech LP/Finance Corp. 08/01/22	5.875%		1,773,000	1,817,325
Riverbed Technology, Inc.(b) 03/01/23	8.875%		1,350,000	1,365,188
Sensata Technologies BV(b) 10/01/25	5.000%		2,146,000	2,215,745
VeriSign, Inc. 05/01/23	4.625%		1,734,000	1,733,133
VeriSign, Inc.(b) 04/01/25	5.250%		1,415,000	1,462,686
Zebra Technologies Corp.(b) 10/15/22	7.250%		2,341,000	2,528,280
Total				31,319,472
TRANSPORTATION SERVICES 0.2%
ACI Airport SudAmerica SA(b)(e) 11/29/32	6.875%		1,700,000	1,651,856
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index)(b) 12/15/35	5.950%	MXN	31,892,154	2,046,694
ERAC U.S.A. Finance LLC(b) 03/15/42	5.625%		267,000	308,455
02/15/45	4.500%		155,000	152,969
Hertz Corp. (The) 04/15/19	6.750%		520,000	538,091
Total				4,698,065
WIRELESS 2.6%
Altice SA(b) 05/15/22	7.750%		2,416,000	2,440,184
02/15/25	7.625%		1,330,000	1,349,950
Crown Castle International Corp. 04/15/22	4.875%		3,246,000	3,385,984
Numericable-SFR(b) 05/15/19	4.875%		1,836,000	1,852,065
05/15/22	6.000%		3,393,000	3,475,704
05/15/24	6.250%		226,000	232,217
SBA Communications Corp.(b) 07/15/22	4.875%		2,142,000	2,117,903
Sprint Communications, Inc.(b) 11/15/18	9.000%		4,328,000	4,939,330
03/01/20	7.000%		4,801,000	5,311,106
Sprint Corp. 09/15/21	7.250%		2,884,000	2,894,815
09/15/23	7.875%		3,879,000	3,893,546
02/15/25	7.625%		301,000	296,003
T-Mobile USA, Inc. 01/15/22	6.125%		1,189,000	1,226,156
04/28/22	6.731%		2,065,000	2,175,994

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/01/23	6.000%	1,693,000	1,725,252
04/01/23	6.625%	2,318,000	2,406,548
01/15/24	6.500%	1,189,000	1,241,019
03/01/25	6.375%	423,000	434,417
Wind Acquisition Finance SA(b) 04/30/20	6.500%	3,617,000	3,843,062
07/15/20	4.750%	3,393,000	3,393,000
04/23/21	7.375%	1,843,000	1,886,771
Total			50,521,026
WIRELINES 1.9%
CenturyLink, Inc. 06/15/21	6.450%	5,005,000	5,380,375
CenturyLink, Inc.(b) 04/01/25	5.625%	561,000	560,299
EarthLink Holdings Corp. 06/01/20	7.375%	2,157,000	2,243,280
Frontier Communications Corp. 07/01/21	9.250%	2,622,000	2,979,247
09/15/21	6.250%	180,000	178,650
04/15/22	8.750%	953,000	1,043,535
04/15/24	7.625%	978,000	996,337
01/15/25	6.875%	2,042,000	1,977,657
Level 3 Communications, Inc. 12/01/22	5.750%	1,464,000	1,501,508
Level 3 Financing, Inc. 01/15/21	6.125%	1,312,000	1,389,080
08/15/22	5.375%	2,452,000	2,504,105
Level 3 Financing, Inc.(b) 05/01/25	5.375%	1,655,000	1,655,000
Level 3 Financing, Inc.(c) 01/15/18	3.826%	474,000	477,555
Telecom Italia Capital SA 06/18/19	7.175%	1,566,000	1,800,900
Telecom Italia SpA(b) 05/30/24	5.303%	1,897,000	1,998,869
Verizon Communications, Inc. 11/01/42	3.850%	2,755,000	2,455,358
Windstream Corp. 10/15/20	7.750%	2,187,000	2,247,142
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	821,000	931,835
Zayo Group LLC/Capital, Inc.(b) 04/01/23	6.000%	4,482,000	4,504,410
Total			36,825,142
Total Corporate Bonds & Notes (Cost: $776,505,395)			796,200,293

Residential Mortgage-Backed Securities —
Agency(f) 13.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)(g)(h) CMO IO Series 2957 Class SW 04/15/35	5.819%	4,801,159	774,542
CMO IO Series 311 Class S1 08/15/43	5.769%	85,484,659	18,756,305
CMO IO Series 318 Class S1 11/15/43	5.769%	11,397,156	2,590,731
CMO IO Series 326 Class S2 03/15/44	5.769%	25,198,532	6,555,374
CMO IO Series 3761 Class KS 06/15/40	5.819%	7,055,265	800,363
CMO IO Series 4174 Class SB 05/15/39	6.019%	19,704,599	3,426,809
Federal Home Loan Mortgage Corp.(g) 01/01/20	10.500%	2,496	2,511
Federal Home Loan Mortgage Corp.(g)(h) CMO IO Series 304 Class C69 12/15/42	4.000%	16,978,871	3,955,806
CMO IO Series 4098 Class AI 05/15/39	3.500%	15,782,203	2,142,554
CMO IO Series 4120 Class AI 11/15/39	3.500%	14,622,165	1,537,181
CMO IO Series 4121 Class IA 01/15/41	3.500%	13,535,952	2,163,939
CMO IO Series 4147 Class CI 01/15/41	3.500%	18,648,942	3,250,938
CMO IO Series 4213 Class DI 06/15/38	3.500%	25,211,865	3,249,459
Federal National Mortgage Association(c)(g)(h) CMO IO Series 2006-5 Class N1 08/25/34	1.863%	20,675,880	598,467
CMO IO Series 2006-5 Class N2 02/25/35	1.900%	29,158,279	1,365,199
CMO IO Series 2010-135 Class MS 12/25/40	5.769%	4,425,199	682,695
CMO IO Series 2013-101 Class CS 10/25/43	5.719%	24,584,026	6,160,713
CMO IO Series 2013-124 Class SB 12/25/43	5.769%	18,749,593	4,863,734
Federal National Mortgage Association(e)(g) 05/18/30	3.000%	19,000,000	19,882,313
05/13/45	3.500%	21,500,000	22,524,608
Federal National Mortgage Association(g) 12/01/20	4.500%	71,570	75,402
02/01/35	5.500%	126,926	144,469
05/01/41	4.000%	7,933,388	8,464,552
Federal National Mortgage Association(g)(h) CMO IO STRIPS Series 417 Class C5 02/25/43	3.500%	12,829,619	2,564,722
CMO IO Series 2012-118 Class BI 12/25/39	3.500%	23,604,469	3,430,412
CMO IO Series 2012-121 Class GI 08/25/39	3.500%	17,452,254	2,376,180

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Agency(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2012-129 Class IC 01/25/41	3.500%	13,682,405	2,152,470
CMO IO Series 2012-131 Class MI 01/25/40	3.500%	20,254,127	3,378,860
CMO IO Series 2012-133 Class EI 07/25/31	3.500%	8,964,811	1,123,857
CMO IO Series 2012-139 Class IL 04/25/40	3.500%	12,112,646	1,513,243
CMO IO Series 2012-96 Class CI 04/25/39	3.500%	19,319,075	2,834,124
CMO IO Series 2013-1 Class AI 02/25/43	3.500%	8,031,763	1,317,894
CMO IO Series 2013-6 Class MI 02/25/40	3.500%	14,169,947	1,827,959
Government National Mortgage Association(e)(g) 05/20/45	3.000%	48,000,000	49,352,808
05/20/45	3.500%	75,000,000	79,119,143
Total Residential Mortgage-Backed Securities — Agency (Cost: $267,249,789)			264,960,336

Residential Mortgage-Backed Securities —
Non-Agency 13.9%

AJAX Mortgage Loan Trust CMO Series 2014-B Class A(b)(c)(g) 08/25/54	3.850%	12,729,085	12,729,085
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A(b)(g) 05/25/47	4.000%	5,590,302	5,773,015
BCAP LLC Trust(b)(c)(g) CMO Series 2010-RR11 Class 5A2 03/27/37	4.616%	4,860,287	4,896,535
CMO Series 2010-RR7 Class 17A7 03/26/36	5.035%	1,769,159	1,595,682
CMO Series 2013-RR3 Class 6A5 03/26/36	2.475%	4,882,962	4,786,465
CMO Series 2013-RR5 Class 4A1 09/26/36	3.000%	4,260,402	4,227,299
Series 2013-RR1 Class 10A1 10/26/36	3.000%	2,631,734	2,645,480
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A(b)(c)(g) 11/28/29	3.844%	6,744,252	6,775,040
Citigroup Mortgage Loan Trust, Inc.(b)(c)(g) CMO Series 2009-4 Class 9A2 03/25/36	2.634%	3,040,248	2,635,868
CMO Series 2010-2 Class 5A2A 12/25/35	5.500%	3,871,000	3,928,140
CMO Series 2010-6 Class 2A2 09/25/35	2.675%	1,143,314	1,063,398

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-6 Class 3A2 07/25/36	2.648%	4,920,000	4,782,542
CMO Series 2010-7 Class 3A4 12/25/35	5.935%	2,185,000	2,304,037
CMO Series 2012-3 Class 2A3 04/25/37	2.667%	3,643,343	3,530,272
CMO Series 2013-12 Class 2A3 09/25/35	4.750%	5,693,408	5,686,188
CMO Series 2013-2 Class 1A1 11/25/37	2.612%	3,024,942	3,024,506
CMO Series 2014-11 Class 3A3 09/25/36	0.334%	5,510,000	4,994,992
Series 2013-11 Class 3A3 09/25/34	2.402%	5,599,638	5,378,353
Citigroup Mortgage Loan Trust, Inc.(b)(g) CMO Series 2011-12 Class 3A3 09/25/47	2.550%	5,500,000	5,343,761
CMO Series 2012-A Class A 06/25/51	2.500%	4,495,038	4,416,520
Credit Suisse Mortgage Capital Certificates(b)(c)(g) CMO Series 2011-4R Class 4A7 08/27/37	4.000%	6,190,630	6,244,687
CMO Series 2011-5R Class 3A1 09/27/47	2.827%	2,803,014	2,666,224
CMO Series 2014-CIM1 Class A2 01/25/58	3.679%	12,000,000	11,970,636
CMO Series 2014-RPL3 Class A1 07/25/54	3.500%	15,581,257	15,451,229
CMO Series 2014-RPL4 Class A1 08/25/62	3.625%	18,868,074	18,730,437
CMO Series 2014-RPL4 Class A2 08/25/62	3.776%	13,556,000	12,903,806
Series 2008-4R Class 3A4 01/26/38	2.696%	6,187,000	5,737,007
Series 2012-11 Class 3A2 06/29/47	1.170%	8,599,883	8,137,639
Series 2014-2R Class 18A1 01/27/37	3.000%	9,973,376	9,882,678
Series 2014-2R Class 19A1 05/27/36	3.000%	7,176,455	7,126,974
Credit Suisse Mortgage Capital Certificates(b)(g) CMO Series 2010-9R Class 10A5 04/27/37	4.000%	3,000,000	3,008,325
CMO Series 2010-9R Class 1A5 08/27/37	4.000%	9,414,000	9,169,227
CMO Series 2010-9R Class 7A5 05/27/37	4.000%	3,943,549	3,949,291
Credit Suisse Securities (USA) LLC(b)(c)(g) 02/25/54	3.064%	20,103,781	19,934,534
Credit Suisse Securities (USA) LLC(b)(g) CMO Series 2014-5R Class 8A1 11/27/37	2.625%	7,509,394	7,307,898
CMO Series 2014-RPL1 Class A3 02/25/54	3.958%	2,250,000	2,257,256

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7(g) 04/25/33	5.500%	1,277,472	1,282,669
GCAT Series 2013-RP1 Class A1(b)(c)(g) 06/25/18	3.500%	2,545,084	2,541,513
GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A(b)(c)(g) 11/26/36	0.334%	7,403,911	6,941,371
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6(b)(c)(g) 04/26/37	4.500%	454,782	456,314
Jefferies Resecuritization Trust Series 2014-R1 Class 1A1(b)(g) 12/27/37	4.000%	2,427,913	2,427,381
NRPL Trust Series 2014-1A Class A1(b)(c)(g) 05/25/48	3.250%	10,006,410	10,006,410
Nomura Resecuritization Trust CMO Series 2011-2RA Class 2A13(b)(c)(g) 07/26/35	2.502%	4,923,000	4,760,585
Springleaf Mortgage Loan Trust CMO Series 2012-3A Class B1(b)(c)(g) 12/25/59	6.000%	6,000,000	6,059,926
VML LLC CMO Series 2014-NPL1 Class A1(b)(c)(g) 04/25/54	3.875%	5,558,447	5,562,999
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $273,219,936)			275,034,194

Commercial Mortgage-Backed Securities —
Non-Agency 5.7%

American Homes 4 Rent Series 2014-SFR1 Class F(b)(c)(g) 06/17/31	3.500%	2,000,000	1,977,362
BHMS Mortgage Trust Series 2014-ATLS Class DFX(b)(c)(g) 07/05/33	4.847%	4,500,000	4,580,523
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F(b)(c)(g) 09/15/26	3.682%	8,054,000	8,071,960
Banc of America Merrill Lynch Re-Remic Trust(b)(c)(g) Series 2014-FRR7 Class A 10/26/44	2.431%	2,400,000	2,363,910
Series 2014-FRR7 Class B 10/26/44	2.431%	3,900,000	3,713,057

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-FR11 Class A705 09/27/44	0.000%	4,000,000	3,646,321
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class AMFX(c)(g) 12/11/49	5.366%	4,250,000	4,432,002
Commercial Mortgage Trust Series 2013-RIA4 Class A(b)(c)(g) 11/27/28	6.000%	6,650,000	6,728,224
GS Mortgage Securities Trust Series 2007-GG10 Class AM(c)(g) 08/10/45	5.989%	17,621,500	18,040,980
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM(g) 05/15/47	5.372%	3,100,000	3,213,754
ORES NPL LLC(b)(g) Series 2013-LV2 Class A 09/25/25	3.081%	10,049,366	10,052,481
Series 2014-LV3 Class A 03/27/24	3.000%	7,886,893	7,886,893
Series 2014-LV3 Class B 03/27/24	6.000%	6,300,000	6,300,000
Rialto Real Estate Fund LLC Series 2014-LT6 Class A(b)(g) 09/15/24	2.750%	3,811,032	3,811,032
Rialto Real Estate Fund LP(b)(g) Series 2014-LT5 Class A 05/15/24	2.850%	1,098,693	1,099,120
Series 2014-LT6 Class B 09/15/24	5.486%	6,375,000	6,375,346
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3(c)(g) 08/15/39	5.532%	946	950
VFC LLC(b)(g) Series 2014-2 Class A 07/20/30	2.750%	5,455,933	5,455,785
Series 2014-2 Class B 07/20/30	5.500%	6,400,000	6,400,224
Series 2015-3 Class A 12/20/31	2.750%	3,003,079	2,995,201
Series 2015-3 Class B 12/20/31	4.750%	5,500,000	5,488,914
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $112,354,096)			112,634,039

Asset-Backed Securities — Non-Agency 2.7%

A Voce CLO Ltd. Series 2014-1A Class C(b)(c) 07/15/26	3.775%	7,200,000	6,841,361

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares CLO Ltd. Series 2014-32A Class C(b)(c) 11/15/25	4.445%	1,250,000	1,253,700
Bayview Opportunity Master Fund IIIB Trust Series 2014-11RP Class A(b)(c) 06/28/19	3.228%	6,732,750	6,728,847
GCAT LLC Series 2014-2 Class A1(b)(c) 10/25/19	3.721%	7,139,948	7,166,788
GMAC Mortgage Home Equity Loan Trust Series 2004-HE5 Class A5 (FGIC)(c) 09/25/34	5.865%	1,102,438	1,128,236
New York Mortgage Trust Residential LLC Series 2013-RP1A Class A(b)(c) 07/25/18	4.250%	5,808,902	5,911,888
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1(b)(c) 01/25/55	3.475%	4,945,747	4,948,725
Oak Hill Credit Partners X Ltd. Series 2014-10A Class C(b)(c) 07/20/26	3.375%	7,650,000	7,654,475
Octagon Investment Partners XXII Ltd. Series 2014-1A Class D1(b)(c) 11/22/25	4.176%	5,500,000	5,397,436
Symphony CLO Ltd. Series 2014-14A Class D2(b)(c) 07/14/26	3.870%	5,000,000	4,868,000
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1(b)(c) 06/25/54	3.125%	1,417,986	1,416,518
Total Asset-Backed Securities — Non-Agency (Cost: $53,057,379)			53,315,974

Inflation-Indexed Bonds(a) 2.0%

BRAZIL 0.2%
Brazil Notas do Tesouro Nacional 08/15/22	6.000%	BRL	7,389,314	2,433,910
08/15/30	6.000%	BRL	2,620,324	866,780
Total				3,300,690
ITALY 0.1%
Italy Buoni Poliennali Del Tesoro 09/15/41	2.550%	EUR	1,588,750	2,410,349
UNITED STATES 1.3%
U.S. Treasury Inflation-Indexed Bond 02/15/43	0.625%		13,764,178	13,328,666

Inflation-Indexed Bonds(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
U.S. Treasury Inflation-Indexed Bond(i) 01/15/24	0.625%		13,094,582	13,714,531
Total				27,043,197
URUGUAY 0.4%
Uruguay Government International Bond 04/05/27	4.250%	UYU	86,348,264	3,248,662
12/15/28	4.375%	UYU	109,733,165	4,168,989
Total				7,417,651
Total Inflation-Indexed Bonds (Cost: $42,013,746)				40,171,887

Foreign Government Obligations(a)(j) 16.8%

ARGENTINA 0.3%
Argentina Boden Bonds 10/03/15	7.000%		286,000	280,852
Argentina Bonar Bonds 04/17/17	7.000%		1,894,419	1,814,853
Provincia de Cordoba(b) 08/17/17	12.375%		2,346,000	2,439,840
YPF SA(b) 07/28/25	8.500%		900,000	913,500
Total				5,449,045
BRAZIL 1.3%
Brazil Notas do Tesouro Nacional Series F 01/01/25	10.000%	BRL	5,700,000	16,765,468
Brazilian Government International Bond 01/20/34	8.250%		2,460,000	3,247,200
08/17/40	11.000%		2,700,000	2,776,950
01/07/41	5.625%		800,000	822,504
Petrobras Global Finance BV 01/27/21	5.375%		1,880,000	1,802,450
Total				25,414,572
CHILE 0.1%
Chile Government International Bond 08/05/20	5.500%	CLP	685,500,000	1,200,878
Empresa Nacional del Petroleo(b) 07/08/19	6.250%		600,000	668,250
Total				1,869,128
COLOMBIA 1.0%
Bogota Distrito Capital(b) 07/26/28	9.750%	COP	200,000,000	101,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Foreign Government Obligations(a)(j) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Colombia Government International Bond 04/14/21	7.750%	COP	9,150,000,000	4,317,632
06/28/27	9.850%	COP	1,962,000,000	1,079,841
01/18/41	6.125%		4,200,000	4,931,762
Corporación Andina de Fomento 06/15/22	4.375%		1,150,000	1,262,256
Ecopetrol SA 07/23/19	7.625%		655,000	778,075
01/16/25	4.125%		1,200,000	1,154,640
Emgesa SA ESP 01/25/21	8.750%	COP	1,700,000,000	763,687
Empresas Publicas de Medellin ESP(b) 07/29/19	7.625%		100,000	117,700
02/01/21	8.375%	COP	11,464,000,000	5,096,234
09/10/24	7.625%	COP	1,216,000,000	507,892
Transportadora de Gas Internacional SA ESP(b) 03/20/22	5.700%		615,000	654,743
Total				20,765,462
COSTA RICA 0.2%
Costa Rica Government International Bond(b) 03/12/45	7.158%		3,000,000	3,112,500
CROATIA 0.2%
Croatia Government International Bond(b) 01/26/24	6.000%		3,192,000	3,492,686
DOMINICAN REPUBLIC 0.9%
Banco de Reservas de La Republica Dominicana(b) 02/01/23	7.000%		2,750,000	2,747,814
Dominican Republic International Bond 02/10/23	14.500%	DOP	25,000,000	662,817
Dominican Republic International Bond(b) 02/22/19	12.000%	DOP	31,000,000	726,862
07/05/19	15.000%	DOP	101,000,000	2,600,821
01/08/21	14.000%	DOP	79,470,000	2,022,853
05/06/21	7.500%		1,022,000	1,151,251
04/20/27	8.625%		2,900,000	3,472,750
04/30/44	7.450%		3,900,000	4,387,500
Total				17,772,668
ECUADOR 0.1%
Ecuador Government International Bond(b) 03/24/20	10.500%		1,600,000	1,734,160
EL SALVADOR 0.1%
El Salvador Government International Bond(b) 06/15/35	7.650%		490,000	515,725
02/01/41	7.625%		1,500,000	1,569,375
Total				2,085,100

Foreign Government Obligations(a)(j) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
GEORGIA 0.3%
Georgian Railway JSC(b) 07/11/22	7.750%		4,839,000	5,341,046
GHANA 0.1%
Republic of Ghana(b) 08/07/23	7.875%		934,307	901,774
01/18/26	8.125%		800,000	774,064
Total				1,675,838
GUATEMALA 0.1%
Guatemala Government Bond(b) 02/13/28	4.875%		1,352,000	1,395,940
HUNGARY 0.7%
Hungary Government International Bond 11/22/23	5.750%		5,382,000	6,185,263
03/25/24	5.375%		2,950,000	3,318,750
Magyar Export-Import Bank Zrt.(b) 02/12/18	5.500%		2,111,000	2,255,055
01/30/20	4.000%		1,579,000	1,606,633
Total				13,365,701
INDONESIA 2.4%
Indonesia Government International Bond(b) 03/13/20	5.875%		11,125,000	12,614,526
04/25/22	3.750%		1,200,000	1,222,500
Indonesia Treasury Bond 04/15/19	7.875%	IDR	9,000,000,000	700,559
09/15/19	11.500%	IDR	8,600,000,000	756,999
11/15/20	11.000%	IDR	2,000,000,000	177,204
06/15/21	12.800%	IDR	17,200,000,000	1,654,650
03/15/24	8.375%	IDR	77,800,000,000	6,257,011
09/15/25	11.000%	IDR	16,500,000,000	1,557,396
05/15/27	7.000%	IDR	60,403,000,000	4,349,948
03/15/29	9.000%	IDR	16,350,000,000	1,378,004
Majapahit Holding BV(b) 01/20/20	7.750%		1,100,000	1,286,649
06/29/37	7.875%		2,780,000	3,547,975
PT Pertamina Persero(b) 05/03/22	4.875%		1,600,000	1,656,240
05/20/23	4.300%		4,788,000	4,752,090
PT Perusahaan Listrik Negara(b) 11/22/21	5.500%		4,778,000	5,214,661
Total				47,126,412
ITALY 0.6%
Italy Buoni Poliennali Del Tesoro 05/01/21	3.750%	EUR	7,620,000	9,976,500
09/01/22	5.500%	EUR	1,000,000	1,462,952
Total				11,439,452

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Foreign Government Obligations(a)(j) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
IVORY COAST 0.1%
Ivory Coast Government International Bond(b) 07/23/24	5.375%		700,000	661,500
Ivory Coast Government International Bond(c) 12/31/32	5.750%		934,000	892,904
Total				1,554,404
KAZAKHSTAN 0.4%
KazMunayGas National Co. JSC(b) 07/02/18	9.125%		1,980,000	2,234,925
04/09/21	6.375%		500,000	525,000
04/30/23	4.400%		4,287,000	4,024,421
11/07/44	6.000%		1,900,000	1,729,000
Total				8,513,346
MACEDONIA —%
Macedonia Government Bond(b) 07/24/21	3.975%	EUR	557,000	637,823
MALAYSIA 0.1%
Malaysia Government Bond 10/31/19	3.654%	MYR	10,600,000	2,985,292
MEXICO 2.1%
Mexican Bonos 06/16/16	6.250%	MXN	29,600,000	1,983,864
06/11/20	8.000%	MXN	44,530,000	3,244,519
06/10/21	6.500%	MXN	50,000	3,403
06/09/22	6.500%	MXN	88,200,000	6,013,470
12/05/24	10.000%	MXN	44,000,000	3,714,340
06/03/27	7.500%	MXN	44,450,000	3,221,849
11/23/34	7.750%	MXN	31,000,000	2,332,258
Mexico Government International Bond 01/11/40	6.050%		2,350,000	2,846,438
01/23/46	4.600%		1,800,000	1,793,250
Pemex Finance Ltd. 11/15/18	9.150%		2,329,688	2,667,283
(NPFGC) 08/15/17	10.610%		1,031,250	1,136,159
Pemex Project Funding Master Trust 01/21/21	5.500%		1,750,000	1,920,625
Petroleos Mexicanos 03/01/18	5.750%		2,870,000	3,135,676
05/03/19	8.000%		600,000	717,600
11/24/21	7.650%	MXN	18,600,000	1,245,482
09/12/24	7.190%	MXN	3,800,000	240,256
11/12/26	7.470%	MXN	23,700,000	1,531,957
06/15/35	6.625%		870,000	980,490
06/02/41	6.500%		2,500,000	2,759,375

Foreign Government Obligations(a)(j) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Petroleos Mexicanos(b) 01/23/26	4.500%		900,000	915,733
Total				42,404,027
MOROCCO 0.1%
Morocco Government International Bond(b) 12/11/22	4.250%		1,804,000	1,849,100
NETHERLANDS —%
Petrobras Global Finance BV 03/17/24	6.250%		208,000	206,669
PANAMA 0.1%
Ena Norte Trust(b) 04/25/23	4.950%		1,189,268	1,232,379
PARAGUAY 0.1%
Republic of Paraguay(b) 08/11/44	6.100%		1,439,000	1,564,913
PERU 0.6%
Corporacion Financiera de Desarrollo SA(b) 02/08/22	4.750%		2,258,000	2,420,145
Peruvian Government International Bond 08/12/26	8.200%	PEN	9,407,000	3,510,334
11/21/33	8.750%		2,508,000	3,956,370
Peruvian Government International Bond(b) 08/12/24	5.700%	PEN	2,500,000	784,820
08/12/26	8.200%	PEN	5,925,000	2,210,985
Total				12,882,654
PHILIPPINES 0.2%
Philippine Government International Bond 01/15/21	4.950%	PHP	65,000,000	1,552,541
03/30/26	5.500%		798,000	979,545
Power Sector Assets & Liabilities Management Corp.(b) 12/02/24	7.390%		1,082,000	1,455,290
Total				3,987,376
QATAR 0.2%
Nakilat, Inc.(b) 12/31/33	6.067%		3,260,000	3,818,275
REPUBLIC OF NAMIBIA 0.2%
Namibia International Bonds(b) 11/03/21	5.500%		3,192,000	3,514,775
REPUBLIC OF THE CONGO —%
Republic of Congo(c) 06/30/29	3.500%		437,000	395,555
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Foreign Government Obligations(a)(j) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ROMANIA 0.3%
Romanian Government International Bond(b) 02/07/22	6.750%	500,000	599,375
08/22/23	4.375%	5,312,000	5,617,440
Total			6,216,815
RUSSIAN FEDERATION 1.1%
Gazprom Neft OAO Via GPN Capital SA(b) 09/19/22	4.375%	4,800,000	4,032,000
Gazprom OAO Via Gaz Capital SA(b) 04/11/18	8.146%	2,813,000	2,981,780
03/07/22	6.510%	2,577,000	2,584,649
08/16/37	7.288%	300,000	304,950
Russian Agricultural Bank OJSC Via RSHB Capital SA(b) 12/27/17	5.298%	300,000	286,500
Russian Foreign Bond — Eurobond(c) 03/31/30	7.500%	9,756,250	11,412,178
Total			21,602,057
SENEGAL —%
Senegal Government International Bond(b) 07/30/24	6.250%	505,000	496,794
SERBIA 0.1%
Republic of Serbia(b) 12/03/18	5.875%	1,735,000	1,832,594
SOUTH AFRICA 0.1%
South Africa Government International Bond 01/17/24	4.665%	600,000	629,124
Transnet SOC Ltd.(b) 07/26/22	4.000%	1,100,000	1,058,750
Total			1,687,874
TRINIDAD AND TOBAGO 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.(b) 08/14/19	9.750%	5,850,000	7,008,300
TURKEY 1.3%
Export Credit Bank of Turkey(b) 09/23/21	5.000%	600,000	600,000
Turkey Government International Bond 03/30/21	5.625%	3,150,000	3,436,335
09/26/22	6.250%	1,300,000	1,469,000
03/23/23	3.250%	2,800,000	2,639,000
02/05/25	7.375%	10,280,000	12,631,550
03/17/36	6.875%	630,000	766,899
05/30/40	6.750%	1,500,000	1,814,550

Foreign Government Obligations(a)(j) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/14/41	6.000%	1,700,000	1,887,850
02/17/45	6.625%	600,000	726,000
Total			25,971,184
URUGUAY 0.1%
Uruguay Government International Bond 03/21/36	7.625%	725,000	1,011,375
PIK 01/15/33	7.875%	1,340,000	1,869,300
Total			2,880,675
VENEZUELA 0.8%
Petroleos de Venezuela SA 04/12/17	5.250%	14,120,000	8,258,788
11/17/21	9.000%	3,498,521	1,705,179
05/16/24	6.000%	3,300,804	1,394,590
Venezuela Government International Bond 05/07/23	9.000%	8,754,800	3,983,434
Total			15,341,991
ZAMBIA 0.1%
Zambia Government International Bond(b) 04/14/24	8.500%	2,594,000	2,809,613
Total Foreign Government Obligations (Cost: $341,321,778)			333,434,195

Municipal Bonds 0.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004(d)(k)(l) 10/01/11	13.000%	2,820,000	1,408,731
PUERTO RICO 0.1%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A(l) 07/01/35	8.000%	4,920,000	3,843,602
Total Municipal Bonds (Cost: $7,400,389)			5,252,333

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Senior Loans 4.8%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.1%
Doncasters US Finance LLC Tranche B Term Loan(c)(m) 04/09/20	4.500%	978,805	982,476
TASC, Inc. 1st Lien Term Loan(c)(m) 05/22/20	7.000%	545,875	550,651
Total			1,533,127
AUTOMOTIVE 0.1%
Gates Global LLC Term Loan(c)(m) 07/06/21	4.250%	1,044,750	1,044,750
Navistar, Inc. Tranche B Term Loan(c)(m) 08/17/17	5.750%	348,750	350,278
Total			1,395,028
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.1%
RCS Capital Corp. 1st Lien Term Loan(c)(e)(m) 04/29/19	6.500%	493,590	484,952
USI, Inc. Term Loan(c)(m) 12/27/19	4.250%	806,530	806,192
Total			1,291,144
BUILDING MATERIALS 0.1%
Contech Engineered Solutions LLC Term Loan(c)(m) 04/29/19	6.250%	368,437	367,977
Nortek, Inc. Tranche B Term Loan(c)(m) 10/30/20	3.500%	475,000	474,406
Roofing Supply Group LLC Term Loan(c)(m) 05/31/19	5.000%	234,836	234,249
Total			1,076,632
CABLE AND SATELLITE 0.2%
Encompass Digital Media, Inc. Tranche B 1st Lien Term Loan(c)(m) 06/06/21	5.500%	972,743	975,982
MCC Iowa LLC Tranche G Term Loan(c)(m) 01/20/20	4.000%	1,048,125	1,049,435
Mediacom Illinois LLC Tranche E Term Loan(c)(m) 10/23/17	3.150%	885,490	883,002

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
TWCC Holding Corp. 2nd Lien Term Loan(c)(m) 06/26/20	7.000%	625,000	584,375
Total			3,492,794
CHEMICALS 0.5%
American Pacific Corp. Term Loan(c)(m) 02/27/19	7.000%	992,481	997,444
Ascend Performance Materials Operations LLC Tranche B Term Loan(c)(m) 04/10/18	6.750%	779,899	694,111
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan(c)(m) 02/01/20	3.750%	957,779	959,694
HII Holding Corp. 2nd Lien Term Loan(c)(m) 12/21/20	9.500%	1,350,000	1,350,000
Kronos Worldwide, Inc. Term Loan(c)(m) 02/18/20	4.750%	990,000	996,187
MacDermid, Inc. Tranche B 1st Lien Term Loan(c)(m) 06/07/20	4.500%	994,937	1,003,483
Nexeo Solutions LLC Term Loan(c)(m) 09/08/17	5.000%	902,094	889,690
Oxea Finance & Cy SCA 2nd Lien Term Loan(c)(m) 07/15/20	8.250%	425,000	393,125
Solenis International LP/Holdings 3 LLC 1st Lien Term Loan(c)(m) 07/31/21	4.250%	248,750	249,683
Univar, Inc. Tranche B Term Loan(c)(m) 06/30/17	5.000%	2,430,589	2,438,804
Total			9,972,221
CONSUMER CYCLICAL SERVICES 0.2%
Creative Artists Agency LLC Term Loan(c)(m) 12/17/21	5.500%	274,313	276,886
Pre-Paid Legal Services, Inc. Term Loan(c)(m)(n)(o) 07/01/19	6.250%	—	—
Quikrete Holdings, Inc. 1st Lien Term Loan(c)(m) 09/28/20	4.000%	950,096	952,870

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Sabre GLBL, Inc. Tranche B Term Loan(c)(m) 02/19/19	4.000%	622,172	625,196
ServiceMaster Co. LLC (The) Term Loan(c)(m) 07/01/21	4.250%	995,000	997,846
Weight Watchers International, Inc. Tranche B2 Term Loan(c)(m) 04/02/20	4.000%	1,372,000	729,794
Total			3,582,592
CONSUMER PRODUCTS 0.1%
Affinion Group, Inc. Tranche B Term Loan(c)(m) 04/30/18	6.750%	1,190,977	1,139,718
Fender Musical Instruments Corp. Term Loan(c)(m) 04/03/19	5.750%	289,000	289,240
Party City Holdings, Inc. Term Loan(c)(m) 07/27/19	4.000%	1,414,012	1,417,349
Varsity Brands 1st Lien Term Loan(c)(m) 12/10/21	6.000%	224,438	226,776
Total			3,073,083
DIVERSIFIED MANUFACTURING 0.3%
Accudyne Industries Borrower SCA/LLC Term Loan(c)(m) 12/13/19	4.000%	1,327,291	1,293,777
Allflex Holdings III, Inc.(c)(m) 1st Lien Term Loan 07/17/20	4.250%	1,034,250	1,039,856
2nd Lien Term Loan 07/19/21	8.000%	250,000	250,670
Apex Tool Group LLC Term Loan(c)(m) 01/31/20	4.500%	879,544	877,899
Filtration Group Corp. 1st Lien Term Loan(c)(m) 11/20/20	4.250%	1,116,326	1,122,588
Polymer Group, Inc. Term Loan(c)(m) 12/19/19	5.250%	989,975	995,746
William Morris Endeavor Entertainment LLC(c)(m) 1st Lien Term Loan 05/06/21	5.250%	272,937	273,279
2nd Lien Term Loan 05/06/22	8.250%	250,000	243,543
Total			6,097,358

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
ELECTRIC 0.2%
Astoria Energy LLC Tranche B Term Loan(c)(m) 12/24/21	5.000%	350,000	353,938
Calpine Corp.(c)(m) Term Loan 04/01/18	4.000%	240,625	241,883
04/01/18	4.000%	625,143	628,412
Essential Power LLC Term Loan(c)(m) 08/08/19	4.750%	446,430	448,524
FREIF North American Power I LLC(c)(m) Tranche B Term Loan 03/18/22	4.750%	338,983	340,678
Tranche C Term Loan 03/18/22	4.750%	61,017	61,322
NRG Energy, Inc. Term Loan(c)(m) 07/01/18	2.750%	625,853	623,731
TPF Generation Holdings LLC Term Loan(c)(m) 12/31/17	4.750%	742,462	714,620
Texas Competitive Electric Holdings Co. LLC Term Loan(c)(m) 08/21/15	4.668%	1,345,944	821,780
Viva Alamo LLC Term Loan(c)(m) 02/22/21	5.250%	497,491	491,272
Windsor Financing LLC Tranche B Term Loan(c)(m) 12/05/17	6.250%	307,781	307,781
Total			5,033,941
ENVIRONMENTAL 0.1%
ADS Waste Holdings, Inc. Tranche B2 Term Loan(c)(m) 10/09/19	3.750%	920,709	917,946
STI Infrastructure SARL Term Loan(c)(m) 08/22/20	6.250%	339,230	328,206
Waste Industries USA, Inc. Term Loan(c)(m) 02/27/20	4.250%	450,000	453,375
Total			1,699,527
FOOD AND BEVERAGE 0.2%
AdvancePierre Foods, Inc. 1st Lien Term Loan(c)(m) 07/10/17	5.750%	1,955,000	1,966,730

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Performance Food Group, Inc. 2nd Lien Term Loan(c)(m) 11/14/19	6.250%	1,105,313	1,109,457
Total			3,076,187
GAMING 0.2%
CCM Merger, Inc. Term Loan(c)(m) 08/06/21	4.500%	378,592	380,958
Cannery Casino Resorts LLC 2nd Lien Term Loan(c)(m) 10/02/19	10.000%	250,000	214,750
Peppermill Casinos, Inc. Tranche B Term Loan(c)(m) 11/09/18	7.250%	1,001,865	1,005,001
ROC Finance LLC Tranche B Term Loan(c)(m) 06/20/19	5.000%	1,034,250	1,023,049
Scientific Games International, Inc. Tranche B2 Term Loan(c)(m) 10/01/21	6.000%	997,500	1,007,475
Stockbridge/SBE Holdings Tranche B Term Loan(c)(m) 05/02/17	13.000%	150,000	148,500
Total			3,779,733
HEALTH CARE 0.3%
Alere, Inc. Tranche B Term Loan(c)(m) 06/30/17	4.250%	1,016,107	1,021,442
Alliance HealthCare Services, Inc. Term Loan(c)(m) 06/03/19	4.250%	540,378	536,833
CHS/Community Health Systems, Inc.(c)(m) Tranche D Term Loan 01/27/21	4.250%	753,837	758,308
Tranche F Term Loan 12/31/18	3.434%	283,547	285,035
DaVita HealthCare Partners, Inc. Tranche B Term Loan(c)(m) 06/24/21	3.500%	620,312	621,944
IASIS Healthcare LLC Tranche B2 Term Loan(c)(m) 05/03/18	4.500%	826,556	829,143
Kindred Healthcare, Inc. Term Loan(c)(m) 04/09/21	4.250%	498,744	502,015
Onex Carestream Finance LP 1st Lien Term Loan(c)(m) 06/07/19	5.000%	572,637	577,848

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Quintiles Transnational Corp. Tranche B3 Term Loan(c)(m) 06/08/18	3.750%	931,406	931,406
Total			6,063,974
INDEPENDENT ENERGY 0.1%
Samson Investment Co. Tranche 1 2nd Lien Term Loan(c)(m) 09/25/18	5.000%	1,425,000	678,300
Templar Energy LLC 2nd Lien Term Loan(c)(m) 11/25/20	8.500%	1,000,000	753,750
Total			1,432,050
LEISURE 0.1%
24 Hour Fitness Worldwide, Inc. Term Loan(c)(m) 05/28/21	4.750%	446,625	445,790
Lions Gate Entertainment Corp. 2nd Lien Term Loan(c)(m) 03/17/22	5.000%	275,000	275,344
Zuffa LLC Term Loan(c)(m) 02/25/20	3.750%	1,735,076	1,712,659
Total			2,433,793
MEDIA AND ENTERTAINMENT 0.3%
Clear Channel Communications, Inc. Tranche D Term Loan(c)(m) 01/30/19	6.934%	1,128,407	1,079,039
Getty Images, Inc. Term Loan(c)(m) 10/18/19	4.750%	1,955,000	1,686,442
Granite Broadcasting Tranche B 1st Lien Term Loan(c)(m) 05/23/18	6.750%	166,008	165,490
ION Media Networks, Inc. Tranche B1 Term Loan(c)(m) 12/18/20	4.750%	598,500	602,989
Learfield Communications, Inc. 1st Lien Term Loan(c)(m) 10/09/20	4.500%	1,580,060	1,590,931
Radio One, Inc. Term Loan(c)(m) 12/31/18	4.780%	275,000	273,625
Sinclair Television Group, Inc. Tranche B1 Term Loan(c)(m) 07/30/21	3.500%	275,000	275,115

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Univision Communications, Inc. Term Loan(c)(m) 03/01/20	4.000%	1,077,794	1,078,128
Total			6,751,759
METALS 0.1%
FMG Resources August 2006 Proprietary Ltd. Term Loan(c)(m) 06/30/19	3.750%	1,052,130	948,737
Noranda Aluminum Acquisition Corp. Tranche B Term Loan(c)(m) 02/28/19	5.750%	293,939	273,120
Total			1,221,857
MIDSTREAM —%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan(c)(m) 04/04/18	6.250%	118,486	116,116
OIL FIELD SERVICES 0.1%
Drillships Financing Holding, Inc. Tranche B1 Term Loan(c)(m) 03/31/21	6.000%	877,657	709,024
Fieldwood Energy LLC 2nd Lien Term Loan(c)(m) 09/30/20	8.375%	1,000,000	775,000
Total			1,484,024
OTHER FINANCIAL INSTITUTIONS —%
AlixPartners LLP Tranche B2 1st Lien Term Loan(c)(m) 07/10/20	4.000%	278,315	279,701
IG Investments Holdings LLC Tranche B Term Loan(c)(m) 10/31/21	6.000%	537,625	539,415
Total			819,116
OTHER INDUSTRY 0.1%
ATI Acquisition Co. Tranche B Term Loan(c)(d)(k)(m)(n)(p) 12/30/14	0.000%	120,528	—
Harland Clarke Holdings Corp. Tranche B3 Term Loan(c)(m) 05/22/18	7.000%	430,312	432,309
Sensus U.S.A., Inc.(c)(m) 1st Lien Term Loan 05/09/17	4.500%	984,657	982,195
2nd Lien Term Loan 05/09/18	8.500%	725,000	717,750
Total			2,132,254

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
PACKAGING 0.1%
Ranpak Corp. 1st Lien Term Loan(c)(m) 10/01/21	4.750%	995,000	995,000
PAPER —%
Caraustar Industries, Inc. Term Loan(c)(m) 05/01/19	8.000%	845,931	847,242
PHARMACEUTICALS 0.1%
Amneal Pharmaceuticals LLC Term Loan(c)(m) 11/01/19	4.506%	1,000,000	1,003,750
Par Pharmaceutical Companies, Inc.(c)(m) Tranche B2 Term Loan 09/30/19	4.000%	431,735	432,197
Tranche B3 Term Loan 09/30/19	4.250%	74,813	74,988
Valeant Pharmaceuticals International, Inc.(c)(m) Tranche B-C2 Term Loan 12/11/19	3.500%	618,275	619,907
Tranche B-D2 Term Loan 02/13/19	3.500%	318,518	319,436
Total			2,450,278
PROPERTY & CASUALTY 0.1%
Alliant Holdings I LLC Term Loan(c)(m) 12/20/19	5.000%	1,475,147	1,476,298
Asurion LLC Tranche B1 Term Loan(c)(m) 05/24/19	5.000%	1,120,777	1,126,179
Total			2,602,477
RETAILERS 0.6%
Academy Ltd. Term Loan(c)(m) 08/03/18	4.500%	1,746,005	1,754,002
BJ's Wholesale Club, Inc. 1st Lien Term Loan(c)(m) 09/26/19	4.500%	1,173,172	1,179,191
David's Bridal, Inc. Term Loan(c)(m) 10/11/19	5.250%	1,218,194	1,163,984
Dollar Tree, Inc. Tranche B Term Loan(c)(m) 03/09/22	4.250%	275,000	278,404

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Hudson's Bay Co. 1st Lien Term Loan(c)(m) 11/04/20	4.750%	351,351	352,890
J. Crew Group, Inc. Term Loan(c)(m) 03/05/21	4.000%	1,477,029	1,382,130
Jo-Ann Stores, Inc. Tranche B Term Loan(c)(m) 03/16/18	4.000%	930,926	927,435
Leslie's Poolmart, Inc. Tranche B Term Loan(c)(m) 10/16/19	4.250%	989,849	990,671
Neiman Marcus Group, Inc. (The) Term Loan(c)(m) 10/25/20	4.250%	342,768	343,440
PetCo Animal Supplies, Inc. Term Loan(c)(m) 11/24/17	4.000%	1,346,867	1,351,433
Pilot Travel Centers LLC Tranche B Term Loan(c)(m) 10/01/21	4.250%	569,250	576,462
Rite Aid Corp.(c)(m) Tranche 1 2nd Lien Term Loan 08/21/20	5.750%	750,000	758,437
Tranche 2 2nd Lien Term Loan 06/21/21	4.875%	200,000	200,622
Sports Authority, Inc. (The) Tranche B Term Loan(c)(m) 11/16/17	7.500%	948,449	826,735
Staples, Inc. 1st Lien Term Loan(c)(m) 04/23/21	3.500%	450,000	451,521
Total			12,537,357
SUPERMARKETS 0.1%
Albertson's LLC Tranche B2 Term Loan(c)(m) 03/21/19	5.375%	1,042,765	1,050,867
Sprouts Farmers Markets Holdings LLC Term Loan(c)(m)(n)(o) 04/23/20	4.500%	—	—
Total			1,050,867
TECHNOLOGY 0.3%
Avago Technologies Ltd. Term Loan(c)(m) 05/06/21	3.750%	518,110	520,271

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
BMC Software Finance, Inc. Term Loan(c)(m) 09/10/20	5.000%	994,962	977,391
Blue Coat Systems, Inc. Term Loan(c)(m) 05/31/19	4.000%	859,691	860,069
Greeneden U.S. Holdings II LLC Term Loan(c)(m) 02/08/20	4.000%	308,000	308,096
Infogroup, Inc. Tranche B Term Loan(c)(m) 05/26/18	7.500%	675,000	642,937
MA FinanceCo LLC Tranche B Term Loan(c)(m) 11/19/21	5.250%	242,647	243,470
Mitel US Holdings, Inc. Term Loan(c)(m) 04/29/22	5.000%	300,000	302,001
RP Crown Parent LLC 1st Lien Term Loan(c)(m) 12/21/18	6.000%	1,031,569	1,001,591
TransUnion LLC Term Loan(c)(m) 04/09/21	4.000%	346,500	347,907
Verint Systems, Inc. Tranche B Term Loan(c)(m) 09/06/19	3.500%	82,830	82,850
Total			5,286,583
TRANSPORTATION SERVICES —%
Commercial Barge Line Co. 1st Lien Term Loan(c)(m) 09/22/19	7.500%	465,500	465,500
Hertz Corp. (The) Letter of Credit(c)(m) 03/11/18	3.750%	500,000	495,000
Total			960,500
WIRELINES —%
Alaska Communications Systems Holdings, Inc. Term Loan(c)(m) 10/21/16	6.250%	167,256	166,889
Total Senior Loans (Cost: $97,612,053)			94,455,503

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Common Stocks 0.1%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.1%
Auto Components —%
Delphi Automotive PLC	1,315	109,145
Hotels, Restaurants & Leisure —%
BLB Management Services , Inc.	5,526	181,805
Media 0.1%
Cengage Learning, Inc.	7,982	202,543
Media News Group(q)	2,495	79,840
Tribune Media Co.	1,338	75,022
Tribune Publishing Co.	198	3,479
Total		360,884
Total Consumer Discretionary		651,834
MATERIALS —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	393,997
Metals & Mining —%
Aleris International, Inc.(q)	3,721	137,677
Total Materials		531,674

Common Stocks (continued)

Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc.(q)	478	12,591
Total Telecommunication Services		12,591
Total Common Stocks (Cost: $819,283)		1,196,099

Money Market Funds 6.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.111%(r)(s)	137,505,112	137,505,112
Total Money Market Funds (Cost: $137,505,112)		137,505,112
Total Investments (Cost: $2,109,058,956)		2,114,159,965
Other Assets & Liabilities, Net		(132,953,504)
Net Assets		1,981,206,461

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	5/8/2015	13,069,800 EUR	14,145,079 USD	—	(531,129)
Citibank	5/13/2015	13,000,000,000 COP	5,148,005 USD	—	(304,559)
Citibank	5/29/2015	55,280,000 NZD	41,795,550 USD	—	(290,950)
Deutsche Bank	5/22/2015	3,296,851 USD	8,880,000 TRY	7,706	—
Goldman, Sachs & Co.	5/22/2015	10,456,582 USD	161,000,000 MXN	23,665	—
HSBC Securities (USA), Inc.	5/13/2015	16,000,000,000 COP	6,338,391 USD	—	(372,457)
HSBC Securities (USA), Inc.	5/29/2015	6,162,329 USD	3,800,000,000 CLP	34,677	—
J.P. Morgan Securities, Inc.	5/15/2015	590,000 SGD	435,007 USD	—	(10,777)
J.P. Morgan Securities, Inc.	5/22/2015	62,900,000 BRL	19,942,930 USD	—	(797,507)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at April 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley & Co.	5/22/2015	30,190,371 USD	114,500,000 PLN	1,596,439	—
Morgan Stanley & Co.	5/29/2015	52,000,000 AUD	40,501,079 USD	—	(590,617)
Standard Chartered Bank	5/22/2015	12,004,000 PEN	3,815,639 USD	—	(7,603)
State Street Bank & Trust Company	5/22/2015	19,923,579 USD	5,600,000,000 HUF	763,583	—
UBS Securities	6/5/2015	51,818,000 EUR	56,345,598 USD	—	(1,863,158)
Total				2,426,070	(4,768,757)

Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, securities totaling $7,921,865 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 10Y BOND	247	AUD	25,265,564	06/2015	—	(339,701)
AUST 3YR BOND	817	AUD	72,287,577	06/2015	—	(384,896)
Euro-BTP	567	EUR	88,100,441	06/2015	—	(711,955)
US 2YR NOTE	347	USD	76,085,174	06/2015	139,795	—
US ULTRA BOND	321	USD	52,804,500	06/2015	—	(1,051,341)
Total			314,543,256		139,795	(2,487,893)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO BUXL 30Y BOND	(54)	EUR	(10,226,513)	06/2015	—	(225,482)
EURO-BUND	(379)	EUR	(66,685,269)	06/2015	107,035	—
US 10YR NOTE	(594)	USD	(76,254,750)	06/2015	—	(5,494)
US 5YR NOTE	(361)	USD	(43,367,944)	06/2015	—	(406,684)
US LONG BOND	(666)	USD	(106,289,438)	06/2015	666,246	—
Total			(302,823,914)		773,281	(637,660)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Credit Default Swap Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $3,287,837 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable)($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 24-V1	6/20/2020	5.000	3.400	62,485,000	226,645	364,496	591,141	—

*  Centrally cleared swap contract

** Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $270,000 was received from broker as collateral to cover open interest rate swap contracts.

At April 30, 2015, cash totaling $11,509,170 was pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	6-Month PLN-WIBOR	Receive	1.895	3/25/2020	PLN	165,000,000	—	487,317	—
JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.985	3/23/2025	USD	23,000,000	—	233,535	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	2.551	9/4/2024	USD	190,000,000	(1,569)	—	(8,437,354)
Morgan Stanley	U.S. CPI Urban Consumers NSA	Receive	1.960	2/11/2025	USD	2,000,000	—	6,869	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	2.090	2/11/2025	USD	183,000,000	(1,603)	—	(369,748)
Total								727,721	(8,807,102)

*  Centrally cleared swap contract

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $915,997,015 or 46.23% of net assets.

(c)  Variable rate security.

(d)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2015, the value of these securities amounted to $2,607,231, which represents 0.13% of net assets.

(e)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)  Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at April 30, 2015:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Federal National Mortgage Association 05/13/45 3.000%	43,000,000	05/13/15	43,930,547	43,753,416

(g)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(i)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(j)  Principal and interest may not be guaranteed by the government.

(k)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2015 was $1,408,731, which represents 0.07% of net assets. Information concerning such security holdings at April 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co. Tranche B Term Loan 12/30/14 0.000%	12/23/2009 - 04/08/2015	77,506
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 10/01/11 13.000%	10/04/2004	2,820,000

(l)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2015, the value of these securities amounted to $5,252,333 or 0.27% of net assets.

(m)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(n)  Negligible market value.

(o)  Represents fractional shares.

(p)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2015, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(q)  Non-income producing.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(r)  The rate shown is the seven-day current annualized yield at April 30, 2015.

(s)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	106,858,518	401,140,968	(370,494,374)	137,505,112	49,413	137,505,112

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

PIK    Payment-in-Kind

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CLP  Chilean Peso

COP  Colombian Peso

DOP  Dominican Republic Peso

EUR  Euro

HUF  Hungarian Forint

IDR  Indonesian Rupiah

MXN  Mexican Peso

MYR  Malaysia Ringgits

NZD  New Zealand Dollar

PEN  Peru Nuevos Soles

PHP  Philippine Peso

PLN  Polish Zloty

SGD  Singapore Dollar

TRY  Turkish Lira

USD  US Dollar

UYU  Uruguay Pesos

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	27,636,287	637,815	28,274,102
All Other Industries	—	767,926,191	—	767,926,191
Residential Mortgage-Backed Securities — Agency	—	264,960,336	—	264,960,336
Residential Mortgage-Backed Securities — Non-Agency	—	236,130,788	38,903,406	275,034,194
Commercial Mortgage-Backed Securities — Non-Agency	—	102,581,558	10,052,481	112,634,039
Asset-Backed Securities — Non-Agency	—	53,315,974	—	53,315,974
Inflation-Indexed Bonds	—	40,171,887	—	40,171,887
Foreign Government Obligations	—	328,083,659	5,350,536	333,434,195
Municipal Bonds	—	5,252,333	—	5,252,333
Total Bonds	—	1,826,059,013	54,944,238	1,881,003,251
Senior Loans
Building Materials	—	842,383	234,249	1,076,632
Chemicals	—	9,278,110	694,111	9,972,221
Electric	—	2,764,331	2,269,610	5,033,941
Environmental	—	1,371,321	328,206	1,699,527
Gaming	—	3,631,233	148,500	3,779,733
Media and Entertainment	—	5,875,145	876,614	6,751,759
Midstream	—	—	116,116	116,116
Other Industry	—	1,414,504	717,750	2,132,254
Technology	—	4,643,646	642,937	5,286,583
Transportation Services	—	465,500	495,000	960,500
All Other Industries	—	57,646,237	—	57,646,237
Total Senior Loans	—	87,932,410	6,523,093	94,455,503
Equity Securities
Common Stocks
Consumer Discretionary	187,644	384,350	79,840	651,834
Materials	393,997	—	137,677	531,674
Telecommunication Services	12,591	—	—	12,591
Total Equity Securities	594,232	384,350	217,517	1,196,099

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Money Market Funds	137,505,112	—	—	137,505,112
Total Mutual Funds	137,505,112	—	—	137,505,112
Investments in Securities	138,099,344	1,914,375,773	61,684,848	2,114,159,965
Forward Sale Commitments Liability	—	(43,753,416)	—	(43,753,416)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,426,070	—	2,426,070
Futures Contracts	913,076	—	—	913,076
Swap Contracts	—	1,318,862	—	1,318,862
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,768,757)	—	(4,768,757)
Futures Contracts	(3,125,553)	—	—	(3,125,553)
Swap Contracts	—	(8,807,102)	—	(8,807,102)
Total	135,886,867	1,860,791,430	61,684,848	2,058,363,145

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities — Non-Agency ($)	Commercial Mortgage- Backed Securities — Non-Agency	Asset-Backed Securities — Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)	Total ($)
Balance as of October 31, 2014	3,032,329	50,787,423	—	8,240,849	6,009,113	14,137,318	275,470	82,482,502
Increase (decrease) in accrued discounts/ premiums	376	(7,801)	(1,918)	—	(15,007)	8,203	—	(16,147)
Realized gain (loss)	—	—	—	—	24,415	32,206	(10,020)	46,601
Change in unrealized appreciation (depreciation)(a)	(60,474)	25,236	1,873	—	(23,981)	(21,746)	(31,522)	(110,614)
Sales	—	(1,820,252)	(6,486,677)	—	(644,004)	(4,733,055)	(16,411)	(13,700,399)
Purchases	—	13,191,000	10,117,997	—	—	2,115,000	—	25,423,997
Transfers into Level 3	—	—	6,421,206	—	—	2,458,622	—	8,879,828
Transfers out of Level 3	(2,334,416)	(23,272,200)	—	(8,240,849)	—	(7,473,455)	—	(41,320,920)
Balance as of April 30, 2015	637,815	38,903,406	10,052,481	—	5,350,536	6,523,093	217,517	61,684,848

(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2015 was $(115,796), which is comprised of Corporate Bonds & Notes of $(60,474), Residential Mortgage-Backed Securities — Non-Agency of $25,236, Commercial Mortgage-Backed Securities — Non-Agency of $1,873, Foreign Government Obligations of $(23,981), Senior Loans of $(16,712) and Common Stocks of $(41,738).

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, residential and asset backed securities, foreign government obligations, senior loans, and equity securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,971,553,844)	$1,976,654,853
Affiliated issuers (identified cost $137,505,112)	137,505,112
Total investments (identified cost $2,109,058,956)	2,114,159,965
Cash	500,092
Foreign currency (identified cost $151,467)	151,490
Margin deposits	14,797,007
Unrealized appreciation on forward foreign currency exchange contracts	2,426,070
Unrealized appreciation on swap contracts	727,721
Premiums paid on outstanding swap contracts	3,172
Receivable for:
Investments sold	48,414,390
Investments sold on a delayed delivery basis	26,432,899
Capital shares sold	7,725,700
Dividends	10,074
Interest	20,317,848
Reclaims	110,292
Variation margin	1,289,962
Expense reimbursement due from Investment Manager	2,205
Prepaid expenses	4,590
Trustees' deferred compensation plan	189,316
Other assets	44,741
Total assets	2,237,307,534
Liabilities
Forward sale commitments, at value (proceeds receivable $43,930,547)	43,753,416
Unrealized depreciation on forward foreign currency exchange contracts	4,768,757
Payable for:
Investments purchased	2,645,817
Investments purchased on a delayed delivery basis	201,547,796
Capital shares purchased	2,319,711
Dividends and interest on securities sold short	43,000
Variation margin	283,391
Investment management fees	28,213
Distribution and/or service fees	14,224
Transfer agent fees	348,937
Administration fees	3,453
Plan administration fees	1
Compensation of board members	56,891
Chief compliance officer expenses	129
Other expenses	98,021
Trustees' deferred compensation plan	189,316
Total liabilities	256,101,073
Net assets applicable to outstanding capital stock	$1,981,206,461
Represented by
Paid-in capital	$1,963,368,783
Undistributed net investment income	4,044,633
Accumulated net realized gain	20,589,392
Unrealized appreciation (depreciation) on:
Investments	5,101,009
Foreign currency translations	(31,083)
Forward sale commitments	177,131
Forward foreign currency exchange contracts	(2,342,687)
Futures contracts	(2,212,477)
Swap contracts	(7,488,240)
Total — representing net assets applicable to outstanding capital stock	$1,981,206,461

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

April 30, 2015 (Unaudited)

Class A
Net assets	$1,308,554,314
Shares outstanding	218,028,009
Net asset value per share	$6.00
Maximum offering price per share(a)	$6.30
Class B
Net assets	$12,294,579
Shares outstanding	2,049,843
Net asset value per share	$6.00
Class C
Net assets	$180,560,407
Shares outstanding	30,081,055
Net asset value per share	$6.00
Class K
Net assets	$154,022
Shares outstanding	26,047
Net asset value per share	$5.91
Class R
Net assets	$1,702,415
Shares outstanding	281,993
Net asset value per share	$6.04
Class R4
Net assets	$10,189,723
Shares outstanding	1,724,530
Net asset value per share	$5.91
Class R5
Net assets	$6,179,951
Shares outstanding	1,044,258
Net asset value per share	$5.92
Class W
Net assets	$9,893
Shares outstanding	1,650
Net asset value per share	$6.00
Class Y
Net assets	$1,682,613
Shares outstanding	285,055
Net asset value per share	$5.90
Class Z
Net assets	$459,878,544
Shares outstanding	77,782,269
Net asset value per share	$5.91

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$45,808
Dividends — affiliated issuers	49,413
Interest	50,821,362
Foreign taxes withheld	(181,416)
Total income	50,735,167
Expenses:
Investment management fees	5,273,713
Distribution and/or service fees
Class A	1,579,500
Class B	70,409
Class C	896,684
Class R	3,926
Class W	12
Transfer agent fees
Class A	1,242,579
Class B	13,838
Class C	176,319
Class K	38
Class R	1,543
Class R4	6,817
Class R5	1,388
Class W	10
Class Z	543,370
Administration fees	644,972
Plan administration fees
Class K	191
Compensation of board members	36,139
Custodian fees	52,331
Printing and postage fees	111,767
Registration fees	84,975
Professional fees	47,636
Chief compliance officer expenses	544
Other	40,010
Total expenses	10,828,711
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(313,502)
Total net expenses	10,515,209
Net investment income	40,219,958
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,038,887
Foreign currency translations	(85,644)
Forward foreign currency exchange contracts	26,059,112
Futures contracts	(6,822,221)
Swap contracts	3,574,134
Net realized gain	24,764,268
Net change in unrealized appreciation (depreciation) on:
Investments	(21,628,843)
Foreign currency translations	98,946
Forward sale commitments	177,131
Forward foreign currency exchange contracts	(2,656,903)
Futures contracts	988,488
Swap contracts	(7,871,808)
Net change in unrealized depreciation	(30,892,989)
Net realized and unrealized loss	(6,128,721)
Net increase in net assets resulting from operations	$34,091,237

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations
Net investment income	$40,219,958	$92,224,840
Net realized gain	24,764,268	27,856,464
Net change in unrealized depreciation	(30,892,989)	(20,239,443)
Net increase in net assets resulting from operations	34,091,237	99,841,861
Distributions to shareholders
Net investment income
Class A	(27,763,780)	(50,496,230)
Class B	(255,300)	(653,135)
Class C	(3,303,124)	(6,444,716)
Class K	(3,502)	(6,672)
Class R	(31,886)	(56,509)
Class R4	(168,428)	(173,995)
Class R5	(135,802)	(116,718)
Class W	(216)	(256)
Class Y	(39,962)	(10,870)
Class Z	(13,124,332)	(29,888,334)
Net realized gains
Class A	(20,888,230)	(36,044,552)
Class B	(244,113)	(675,739)
Class C	(3,011,720)	(5,834,610)
Class K	(2,576)	(4,862)
Class R	(23,273)	(37,630)
Class R4	(107,555)	(88,712)
Class R5	(89,286)	(58,030)
Class W	(164)	(71)
Class Y	(27,589)	(549)
Class Z	(10,389,836)	(20,774,814)
Total distributions to shareholders	(79,610,674)	(151,367,004)
Decrease in net assets from capital stock activity	(166,806,804)	(68,716,989)
Total decrease in net assets	(212,326,241)	(120,242,132)
Net assets at beginning of period	2,193,532,702	2,313,774,834
Net assets at end of period	$1,981,206,461	$2,193,532,702
Undistributed net investment income	$4,044,633	$8,651,007

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	26,218,303	156,555,543	65,360,791	400,346,321
Distributions reinvested	7,598,807	44,521,487	12,935,040	78,398,656
Redemptions	(30,225,455)	(180,747,495)	(71,969,614)	(440,986,881)
Net increase	3,591,655	20,329,535	6,326,217	37,758,096
Class B shares
Subscriptions	64,812	385,153	172,372	1,053,536
Distributions reinvested	68,586	400,604	174,921	1,057,127
Redemptions(a)	(726,471)	(4,325,636)	(1,954,925)	(11,986,412)
Net decrease	(593,073)	(3,539,879)	(1,607,632)	(9,875,749)
Class C shares
Subscriptions	2,683,575	16,009,204	3,961,634	24,305,051
Distributions reinvested	854,025	4,997,650	1,567,141	9,493,476
Redemptions	(3,932,485)	(23,415,399)	(10,322,949)	(63,246,438)
Net decrease	(394,885)	(2,408,545)	(4,794,174)	(29,447,911)
Class K shares
Subscriptions	—	—	398	2,400
Distributions reinvested	984	5,683	1,831	10,937
Redemptions	(750)	(4,411)	(4,160)	(25,168)
Net increase (decrease)	234	1,272	(1,931)	(11,831)
Class R shares
Subscriptions	62,852	376,836	190,951	1,178,705
Distributions reinvested	8,723	51,428	14,868	90,648
Redemptions	(54,038)	(324,637)	(135,132)	(836,771)
Net increase	17,537	103,627	70,687	432,582
Class R4 shares
Subscriptions	883,929	5,220,137	699,631	4,232,013
Distributions reinvested	38,026	219,740	25,196	151,157
Redemptions	(139,045)	(811,577)	(331,831)	(2,006,687)
Net increase	782,910	4,628,300	392,996	2,376,483
Class R5 shares
Subscriptions	579,369	3,433,824	620,697	3,773,902
Distributions reinvested	38,842	224,681	29,039	174,127
Redemptions	(267,784)	(1,585,735)	(208,549)	(1,254,449)
Net increase	350,427	2,072,770	441,187	2,693,580
Class W shares
Subscriptions	—	—	1,244	7,606
Net increase	—	—	1,244	7,606
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	17,847	106,673	258,916	1,554,197
Distributions reinvested	11,630	67,038	1,839	11,063
Redemptions	(6,725)	(38,630)	(1,558)	(9,466)
Net increase	22,752	135,081	259,197	1,555,794
Class Z shares
Subscriptions	8,465,419	49,740,539	26,969,988	163,228,255
Distributions reinvested	1,044,428	6,029,572	1,671,965	9,993,382
Redemptions	(41,629,665)	(243,899,076)	(41,021,506)	(247,427,276)
Net decrease	(32,119,818)	(188,128,965)	(12,379,553)	(74,205,639)
Total net decrease	(28,342,261)	(166,806,804)	(11,291,762)	(68,716,989)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended April 30, 2015		Year Ended October 31,						Year Ended May 31,
Class A	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$6.13		$6.27		$6.41		$6.11		$6.16		$5.84		$5.40
Income from investment operations:
Net investment income	0.12		0.25		0.26		0.11		0.30		0.32		0.29
Net realized and unrealized gain (loss)	(0.02)		0.03		(0.13)		0.30		(0.04)		0.43		0.41
Total from investment operations	0.10		0.28		0.13		0.41		0.26		0.75		0.70
Less distributions to shareholders:
Net investment income	(0.13)		(0.25)		(0.25)		(0.11)		(0.31)		(0.43)		(0.26)
Net realized gains	(0.10)		(0.17)		(0.02)		—		—		—		—
Total distributions to shareholders	(0.23)		(0.42)		(0.27)		(0.11)		(0.31)		(0.43)		(0.26)
Net asset value, end of period	$6.00		$6.13		$6.27		$6.41		$6.11		$6.16		$5.84
Total return	1.77%		4.64%		2.01%		6.72%		4.44%		13.21%		13.14%
Ratios to average net assets(b)
Total gross expenses	1.07	%(c)	1.04%		1.03%		1.02	%(c)	1.03%		1.01%		0.99%
Total net expenses(d)	1.04	%(c)	1.04	%(e)	1.03	%(e)	1.02	%(c)(e)	1.02	%(e)	1.00	%(e)	0.99	%(e)
Net investment income	3.97	%(c)	4.14%		4.10%		4.11	%(c)	4.89%		5.22%		5.09%
Supplemental data
Net assets, end of period (in thousands)	$1,308,554		$1,313,683		$1,303,812		$1,492,620		$1,365,605		$956,132		$1,013,941
Portfolio turnover	86%		124%		113%		48%		83%		128%		50%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,						Year Ended May 31,
Class B	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$6.12		$6.26		$6.41		$6.11		$6.16		$5.84		$5.40
Income from investment operations:
Net investment income	0.10		0.21		0.21		0.09		0.25		0.27		0.25
Net realized and unrealized gain (loss)	(0.01)		0.02		(0.14)		0.30		(0.03)		0.43		0.41
Total from investment operations	0.09		0.23		0.07		0.39		0.22		0.70		0.66
Less distributions to shareholders:
Net investment income	(0.11)		(0.20)		(0.20)		(0.09)		(0.27)		(0.38)		(0.22)
Net realized gains	(0.10)		(0.17)		(0.02)		—		—		—		—
Total distributions to shareholders	(0.21)		(0.37)		(0.22)		(0.09)		(0.27)		(0.38)		(0.22)
Net asset value, end of period	$6.00		$6.12		$6.26		$6.41		$6.11		$6.16		$5.84
Total return	1.57%		3.85%		1.09%		6.39%		3.65%		12.37%		12.30%
Ratios to average net assets(b)
Total gross expenses	1.82	%(c)	1.79%		1.78%		1.77	%(c)	1.78%		1.76%		1.74%
Total net expenses(d)	1.79	%(c)	1.79	%(e)	1.78	%(e)	1.77	%(c)(e)	1.77	%(e)	1.75	%(e)	1.74	%(e)
Net investment income	3.21	%(c)	3.40%		3.32%		3.37	%(c)	4.15%		4.47%		4.43%
Supplemental data
Net assets, end of period (in thousands)	$12,295		$16,181		$26,614		$49,873		$55,594		$61,684		$91,784
Portfolio turnover	86%		124%		113%		48%		83%		128%		50%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,						Year Ended May 31,
Class C	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$6.13		$6.27		$6.41		$6.11		$6.17		$5.84		$5.41
Income from investment operations:
Net investment income	0.10		0.22		0.22		0.09		0.26		0.28		0.26
Net realized and unrealized gain (loss)	(0.02)		0.02		(0.13)		0.30		(0.04)		0.44		0.40
Total from investment operations	0.08		0.24		0.09		0.39		0.22		0.72		0.66
Less distributions to shareholders:
Net investment income	(0.11)		(0.21)		(0.21)		(0.09)		(0.28)		(0.39)		(0.23)
Net realized gains	(0.10)		(0.17)		(0.02)		—		—		—		—
Total distributions to shareholders	(0.21)		(0.38)		(0.23)		(0.09)		(0.28)		(0.39)		(0.23)
Net asset value, end of period	$6.00		$6.13		$6.27		$6.41		$6.11		$6.17		$5.84
Total return	1.41%		4.00%		1.40%		6.45%		3.64%		12.72%		12.26%
Ratios to average net assets(b)
Total gross expenses	1.82	%(c)	1.79%		1.78%		1.77	%(c)	1.78%		1.76%		1.74%
Total net expenses(d)	1.79	%(c)	1.66	%(e)	1.63	%(e)	1.62	%(c)(e)	1.62	%(e)	1.60	%(e)	1.59	%(e)
Net investment income	3.22	%(c)	3.52%		3.50%		3.51	%(c)	4.28%		4.62%		4.47%
Supplemental data
Net assets, end of period (in thousands)	$180,560		$186,746		$221,063		$263,736		$234,351		$185,859		$196,319
Portfolio turnover	86%		124%		113%		48%		83%		128%		50%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,				Year Ended May 31,
Class K	(Unaudited)		2014	2013	2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$6.04		$6.18	$6.33	$6.04		$6.09		$6.01
Income from investment operations:
Net investment income	0.12		0.26	0.26	0.11		0.30		0.07
Net realized and unrealized gain (loss)	(0.02)		0.02	(0.14)	0.29		(0.03)		0.09
Total from investment operations	0.10		0.28	0.12	0.40		0.27		0.16
Less distributions to shareholders:
Net investment income	(0.13)		(0.25)	(0.25)	(0.11)		(0.32)		(0.08)
Net realized gains	(0.10)		(0.17)	(0.02)	—		—		—
Total distributions to shareholders	(0.23)		(0.42)	(0.27)	(0.11)		(0.32)		(0.08)
Net asset value, end of period	$5.91		$6.04	$6.18	$6.33		$6.04		$6.09
Total return	1.86%		4.83%	1.99%	6.68%		4.59%		2.62%
Ratios to average net assets(c)
Total gross expenses	0.92	%(d)	0.92%	0.91%	0.91	%(d)	0.90%		0.89	%(d)
Total net expenses(e)	0.92	%(d)	0.92%	0.91%	0.91	%(d)(f)	0.90	%(f)	0.89	%(d)(f)
Net investment income	4.09	%(d)	4.27%	4.22%	4.22	%(d)	5.00%		5.19	%(d)
Supplemental data
Net assets, end of period (in thousands)	$154		$156	$172	$182		$219		$3
Portfolio turnover	86%		124%	113%	48%		83%		128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,						Year Ended May 31,
Class R	(Unaudited)		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$6.16		$6.30		$6.44		$6.14		$6.19		$6.16
Income from investment operations:
Net investment income	0.11		0.24		0.25		0.10		0.27		0.22
Net realized and unrealized gain (loss)	(0.01)		0.02		(0.14)		0.30		(0.02)		0.13
Total from investment operations	0.10		0.26		0.11		0.40		0.25		0.35
Less distributions to shareholders:
Net investment income	(0.12)		(0.23)		(0.23)		(0.10)		(0.30)		(0.32)
Net realized gains	(0.10)		(0.17)		(0.02)		—		—		—
Total distributions to shareholders	(0.22)		(0.40)		(0.25)		(0.10)		(0.30)		(0.32)
Net asset value, end of period	$6.04		$6.16		$6.30		$6.44		$6.14		$6.19
Total return	1.80%		4.35%		1.74%		6.58%		4.20%		5.86%
Ratios to average net assets(c)
Total gross expenses	1.32	%(d)	1.29%		1.29%		1.27	%(d)	1.29%		1.36	%(d)
Total net expenses(e)	1.29	%(d)	1.29	%(f)	1.29	%(f)	1.27	%(d)(f)	1.27	%(f)	1.25	%(d)(f)
Net investment income	3.73	%(d)	3.88%		3.92%		3.82	%(d)	4.44%		5.31	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,702		$1,629		$1,220		$218		$71		$3
Portfolio turnover	86%		124%		113%		48%		83%		128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$6.04		$6.18		$6.34
Income from investment operations:
Net investment income	0.12		0.26		0.27
Net realized and unrealized gain (loss)	(0.01)		0.03		(0.15)
Total from investment operations	0.11		0.29		0.12
Less distributions to shareholders:
Net investment income	(0.14)		(0.26)		(0.26)
Net realized gains	(0.10)		(0.17)		(0.02)
Total distributions to shareholders	(0.24)		(0.43)		(0.28)
Net asset value, end of period	$5.91		$6.04		$6.18
Total return	1.93%		4.98%		1.97%
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.79%		0.80	%(c)
Total net expenses(d)	0.79	%(c)	0.79	%(e)	0.79	%(c)(e)
Net investment income	4.25	%(c)	4.36%		4.54	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10,190		$5,683		$3,389
Portfolio turnover	86%		124%		113%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,				Year Ended May 31,
Class R5	(Unaudited)		2014	2013	2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$6.04		$6.19	$6.33	$6.04		$6.09		$6.01
Income from investment operations:
Net investment income	0.13		0.27	0.29	0.12		0.32		0.08
Net realized and unrealized gain (loss)	(0.01)		0.02	(0.14)	0.29		(0.03)		0.08
Total from investment operations	0.12		0.29	0.15	0.41		0.29		0.16
Less distributions to shareholders:
Net investment income	(0.14)		(0.27)	(0.27)	(0.12)		(0.34)		(0.08)
Net realized gains	(0.10)		(0.17)	(0.02)	—		—		—
Total distributions to shareholders	(0.24)		(0.44)	(0.29)	(0.12)		(0.34)		(0.08)
Net asset value, end of period	$5.92		$6.04	$6.19	$6.33		$6.04		$6.09
Total return	2.16%		4.92%	2.39%	6.79%		4.86%		2.68%
Ratios to average net assets(c)
Total gross expenses	0.67	%(d)	0.67%	0.69%	0.66	%(d)	0.65%		0.63	%(d)
Total net expenses(e)	0.67	%(d)	0.67%	0.69%	0.66	%(d)(f)	0.65	%(f)	0.63	%(d)(f)
Net investment income	4.35	%(d)	4.47%	4.73%	4.50	%(d)	5.26%		5.45	%(d)
Supplemental data
Net assets, end of period (in thousands)	$6,180		$4,193	$1,563	$8		$277		$3
Portfolio turnover	86%		124%	113%	48%		83%		128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,						Year Ended May 31,
Class W	(Unaudited)		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$6.12		$6.26		$6.41		$6.10		$6.16		$6.16
Income from investment operations:
Net investment income	0.12		0.25		0.27		0.11		0.30		0.21
Net realized and unrealized gain (loss)	(0.01)		0.03		(0.15)		0.31		(0.04)		0.12
Total from investment operations	0.11		0.28		0.12		0.42		0.26		0.33
Less distributions to shareholders:
Net investment income	(0.13)		(0.25)		(0.25)		(0.11)		(0.32)		(0.33)
Net realized gains	(0.10)		(0.17)		(0.02)		—		—		—
Total distributions to shareholders	(0.23)		(0.42)		(0.27)		(0.11)		(0.32)		(0.33)
Net asset value, end of period	$6.00		$6.12		$6.26		$6.41		$6.10		$6.16
Total return	1.94%		4.67%		1.91%		6.90%		4.34%		5.53%
Ratios to average net assets(c)
Total gross expenses	1.09	%(d)	1.04%		0.97%		1.00	%(d)	1.03%		0.89	%(d)
Total net expenses(e)	1.04	%(d)	1.04	%(f)	0.97	%(f)	1.00	%(d)(f)	1.02	%(f)	0.89	%(d)(f)
Net investment income	3.97	%(d)	4.08%		4.21%		4.19	%(d)	4.89%		5.10	%(d)
Supplemental data
Net assets, end of period (in thousands)	$10		$10		$3		$3		$2		$3
Portfolio turnover	86%		124%		113%		48%		83%		128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,
Class Y	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$6.03		$6.17	$6.18
Income from investment operations:
Net investment income	0.13		0.27	0.11
Net realized and unrealized gain (loss)	(0.02)		0.03	(0.02)
Total from investment operations	0.11		0.30	0.09
Less distributions to shareholders:
Net investment income	(0.14)		(0.27)	(0.10)
Net realized gains	(0.10)		(0.17)	—
Total distributions to shareholders	(0.24)		(0.44)	(0.10)
Net asset value, end of period	$5.90		$6.03	$6.17
Total return	2.02%		5.15%	1.57%
Ratios to average net assets(b)
Total gross expenses	0.62	%(c)	0.63%	0.64	%(c)
Total net expenses(d)	0.62	%(c)	0.63%	0.64	%(c)
Net investment income	4.39	%(c)	4.50%	4.94	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,683		$1,582	$19
Portfolio turnover	86%		124%	113%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2015		Year Ended October 31,						Year Ended May 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$6.04		$6.18		$6.33		$6.04		$6.09		$5.78		$5.35
Income from investment operations:
Net investment income	0.12		0.27		0.27		0.11		0.31		0.33		0.31
Net realized and unrealized gain (loss)	(0.01)		0.02		(0.14)		0.29		(0.03)		0.42		0.39
Total from investment operations	0.11		0.29		0.13		0.40		0.28		0.75		0.70
Less distributions to shareholders:
Net investment income	(0.14)		(0.26)		(0.26)		(0.11)		(0.33)		(0.44)		(0.27)
Net realized gains	(0.10)		(0.17)		(0.02)		—		—		—		—
Total distributions to shareholders	(0.24)		(0.43)		(0.28)		(0.11)		(0.33)		(0.44)		(0.27)
Net asset value, end of period	$5.91		$6.04		$6.18		$6.33		$6.04		$6.09		$5.78
Total return	1.93%		4.97%		2.13%		6.74%		4.75%		13.46%		13.36%
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.79%		0.78%		0.77	%(c)	0.78%		0.76%		0.74%
Total net expenses(d)	0.79	%(c)	0.79	%(e)	0.78	%(e)	0.77	%(c)(e)	0.77	%(e)	0.75	%(e)	0.74	%(e)
Net investment income	4.21	%(c)	4.39%		4.34%		4.37	%(c)	5.13%		5.47%		5.35%
Supplemental data
Net assets, end of period (in thousands)	$459,879		$663,669		$755,920		$985,278		$812,836		$660,970		$714,358
Portfolio turnover	86%		124%		113%		48%		83%		128%		50%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate,

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be

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used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2015:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	2,426,070	—	2,426,070	625,294	—	—	1,800,776
Over-the-Counter Swap Contracts(c)	727,721	—	727,721	—	270,000	—	457,721
Centrally Cleared Swap Contracts(d)	418,003	—	418,003	53,493	—	—	364,510
Total	3,571,794	—	3,571,794	678,787	270,000	—	2,623,007

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				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(e)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(f)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	4,768,757	—	4,768,757	625,294	—	—	4,143,463
Centrally Cleared Swap Contracts(g)	53,493	—	53,493	53,493	—	—	—
Total	4,822,250	—	4,822,250	678,787	—	—	4,143,463

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d) Centrally cleared swaps are included within receivable for variation margin on the Statement of Assets and Liabilities.

(e) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(f) Represents the net amount due to counterparties in the event of default.

(g) Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	591,141	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,426,070
Interest rate risk	Net assets — unrealized appreciation on futures contracts	913,076	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	727,721	*
Interest rate risk	Premiums paid on outstanding swap contracts	3,172
Total		4,661,180

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Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	4,768,757
Interest rate risk	Net assets — unrealized depreciation on futures contracts	3,125,553	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	8,807,102	*
Total		16,701,412

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	5,774,244	5,774,244
Foreign exchange risk	26,059,112	—	—	26,059,112
Interest rate risk	—	(6,822,221)	(2,200,110)	(9,022,331)
Total	26,059,112	(6,822,221)	3,574,134	22,811,025
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(2,002,908)	(2,002,908)
Foreign exchange risk	(2,656,903)	—	—	(2,656,903)
Interest rate risk	—	988,488	(5,868,900)	(4,880,412)
Total	(2,656,903)	988,488	(7,871,808)	(9,540,223)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	525,433,362
Futures contracts — Short	546,935,233
Credit default swap contracts — sell protection	108,235,000
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	3,369,108	(2,621,158)
Interest rate swap contracts	363,861	(11,910,593)

*Based on the ending quarterly outstanding amounts for the six months ended April 30, 2015.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or

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interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Forward Sale Commitments

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. The Fund may also invest in stripped mortgage-backed securities. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO. As a result of the prepayments the daily interest accrual factor is adjusted periodically (typically, each month) to reflect the paydown of principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer or credit enhancer defaults on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be

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reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily

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NOTES TO FINANCIAL STATEMENTS (continued)

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net assets that declines from 0.530% to 0.353% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2015 was 0.521% of the Fund's average daily net assets.

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2015 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services

Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares do not pay transfer agency fees.

For the six months ended April 30, 2015, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class K	0.05
Class R	0.20
Class R4	0.20
Class R5	0.05
Class W	0.21
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For

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April 30, 2015 (Unaudited)

the six months ended April 30, 2015, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $466,601 for Class A, $2,772 for Class B and $7,574 for Class C shares for the six months ended April 30, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective March 1, 2015	Contractual Expense Cap Prior to March 1, 2015
Class A	1.03%	1.04%
Class B	1.78	1.79
Class C	1.78	1.79
Class K	0.94	0.96
Class R	1.28	1.29
Class R4	0.78	0.79
Class R5	0.69	0.71
Class W	1.03	1.04
Class Y	0.64	0.66
Class Z	0.78	0.79

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

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April 30, 2015 (Unaudited)

At April 30, 2015, the cost of investments for federal income tax purposes was approximately $2,109,059,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$52,549,000
Unrealized depreciation	(47,448,000)
Net unrealized appreciation	$5,101,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,762,891,724 and $1,898,283,280, respectively, for the six months ended April 30, 2015, of which $1,320,264,207 and $1,255,026,163, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2015, one unaffiliated shareholder of record owned 20.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 42.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 9, 2014 amendment, the credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to the December 9, 2014 amendment, the credit facility agreement permitted borrowings up to $500 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended April 30, 2015.

Note 9. Significant Risks

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015

COLUMBIA STRATEGIC INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015

Columbia Strategic Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR232_10_E01_(06/15)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 19, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 19, 2015